UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSgA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

P.O. Box 5049

Boston, Massachusetts 02111-2900

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Secretary SSgA Funds 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Phillip H. Newman, Esq. Goodwin Proctor LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code: (617) 664-2426

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1.	Schedule of Investments.

EQUITY FUNDS

Dynamic Small Cap Fund

Clarion Real Estate Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Quarterly Report

May 31, 2013

SSgA Funds

Equity Funds

Quarterly Report

May 31, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Dynamic Small Cap Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.6%
Consumer Discretionary - 17.3%
America’s Car-Mart, Inc. (a)	178	8,026
Asbury Automotive Group, Inc. (a)(b)	1,687	69,504
Bassett Furniture Industries, Inc.	649	8,930
Belo Corp. (Class A)	6,350	71,247
Big 5 Sporting Goods Corp.	729	14,587
Bloomin’ Brands, Inc. (a)	664	15,445
Carriage Services, Inc. (b)	461	8,727
Conn’s, Inc. (a)(b)	1,591	78,325
Cooper Tire & Rubber Co. (b)	2,720	70,285
Cracker Barrel Old Country Store, Inc. (b)	855	76,488
Crown Media Holdings, Inc. (Class A) (a)(b)	4,453	9,129
CSS Industries, Inc.	424	11,724
Culp, Inc.	610	10,522
Dana Holding Corp. (b)	4,562	86,313
Destination Maternity Corp.	494	12,306
Entravision Communications Corp. (Class A)	3,065	14,191
Fiesta Restaurant Group, Inc. (a)(b)	477	16,967
G-III Apparel Group, Ltd. (a)(b)	1,505	63,376
Grand Canyon Education, Inc. (a)(b)	2,561	82,259
Harte-Hanks, Inc. (b)	990	8,851
Haverty Furniture Cos., Inc.	603	14,846
hhgregg, Inc. (a)(b)	879	13,704
Hooker Furniture Corp.	639	11,182
Hovnanian Enterprises, Inc. (Class A) (a)(b)	10,273	63,076
Iconix Brand Group, Inc. (a)(b)	2,719	81,815
iRobot Corp. (a)	2,036	68,796
Jack in the Box, Inc. (a)(b)	1,959	71,484
Johnson Outdoors, Inc. (Class A) (a)(b)	407	10,073
Journal Communications, Inc. (Class A) (a)	1,629	10,784
La-Z-Boy, Inc. (b)	3,323	61,376
Libbey, Inc. (a)	652	13,796
LIN TV Corp. (Class A) (a)	1,584	19,214
Lions Gate Entertainment Corp. (a)(b)	3,055	87,984
Lithia Motors, Inc. (Class A) (b)	1,305	67,977
Lumber Liquidators Holdings, Inc. (a)(b)	1,021	83,834
Marriott Vacations Worldwide Corp. (a)	1,413	62,525
Mattress Firm Holding Corp. (a)(b)	232	8,343

	Principal Amount ($) or Shares	Market Value $
Meredith Corp. (b)	1,711	70,117
Multimedia Games Holding Co., Inc. (a)	2,787	71,319
Nexstar Broadcasting Group, Inc. (Class A)	580	16,240
Orbitz Worldwide, Inc. (a)	1,716	12,956
Overstock.com, Inc. (a)(b)	304	7,880
PetMed Express, Inc. (b)	830	11,114
Pinnacle Entertainment, Inc. (a)(b)	1,712	33,692
Red Robin Gourmet Burgers, Inc. (a)(b)	1,282	67,318
Ruth’s Hospitality Group, Inc. (b)	3,819	42,773
Saga Communications, Inc. (Class A)	239	11,006
Salem Communications Corp. (Class A) (b)	1,096	8,176
Sinclair Broadcast Group, Inc. (Class A)	2,897	78,306
Skechers U.S.A., Inc. (Class A) (a)(b)	2,812	63,270
Sonic Automotive, Inc. (Class A)	2,787	63,460
Sonic Corp. (a)(b)	4,623	60,700
Speedway Motorsports, Inc.	383	6,959
Stage Stores, Inc. (b)	2,181	50,185
Standard Motor Products, Inc.	2,017	68,175
Standard Pacific Corp. (a)(b)	7,430	65,755
Stein Mart, Inc.	1,306	16,887
Texas Roadhouse, Inc.	3,236	76,531
The Buckle, Inc. (b)	1,393	74,498
The E.W. Scripps Co. (Class A) (a)	619	8,449
Tower International, Inc. (a)	371	7,016
Unifi, Inc. (a)	1,507	28,301
Universal Electronics, Inc. (a)	349	9,318
Winnebago Industries, Inc. (a)(b)	3,059	63,505

		2,581,917

Consumer Staples - 4.5%
Arden Group, Inc. (Class A) (b)	94	10,017
Harbinger Group, Inc. (a)(b)	1,410	12,154
Ingles Markets, Inc. (Class A)	515	11,340
Inter Parfums, Inc.	497	14,900
Inventure Foods, Inc. (a)(b)	1,243	9,347
J&J Snack Foods Corp.	827	62,769
John B Sanfilippo & Son, Inc. (b)	512	9,918
Lifeway Foods, Inc. (b)	719	12,590
National Beverage Corp. (b)	411	6,753
Omega Protein Corp. (a)	659	7,196
Pilgrim’s Pride Corp. (a)	6,203	74,188
Prestige Brands Holdings, Inc. (a)	2,499	73,446
Revlon, Inc. (Class A) (a)	496	9,870
Rite Aid Corp. (a)(b)	20,764	61,046

2	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Sanderson Farms, Inc.	596	41,076
Seaboard Corp.	22	60,616
Spartan Stores, Inc.	500	8,885
Susser Holdings Corp. (a)(b)	514	24,333
The Andersons, Inc.	1,166	59,396
The Chefs’ Warehouse, Inc. (a)(b)	157	2,964
USANA Health Sciences, Inc. (a)(b)	528	37,008
Village Super Market, Inc. (Class A)	209	7,817
Weis Markets, Inc. (b)	1,208	49,419

		667,048

Energy - 4.8%
Adams Resources & Energy, Inc. (b)	110	6,890
Alon USA Energy, Inc. (b)	1,238	22,668
Bonanza Creek Energy, Inc. (a)	324	12,037
CVR Energy, Inc. (b)	1,224	76,879
Dawson Geophysical Co. (a)	206	7,397
Delek US Holdings, Inc. (b)	1,561	56,243
EPL Oil & Gas, Inc. (a)(b)	2,197	66,899
Exterran Holdings, Inc. (a)(b)	2,685	77,650
Geospace Technologies Corp. (a)	657	57,067
Green Plains Renewable Energy, Inc. (a)(b)	582	9,236
Hercules Offshore, Inc. (a)(b)	8,537	58,991
Matrix Service Co. (a)	512	8,443
Natural Gas Services Group, Inc. (a)(b)	564	12,679
Newpark Resources, Inc. (a)(b)	6,741	75,162
Renewable Energy Group, Inc. (a)	442	5,980
Stone Energy Corp. (a)(b)	2,969	66,832
Synergy Resources Corp. (a)	1,606	10,873
TGC Industries, Inc.	51	429
Western Refining, Inc. (b)	2,218	74,015
Willbros Group, Inc. (a)	1,251	8,419

		714,789

Financials - 23.8%
Access National Corp. (b)	624	8,068
Allied World Assurance Company Holdings, Ltd. (b)	286	25,571
American Assets Trust, Inc. (c)	962	30,976
American Equity Investment Life Holding Co. (b)	4,107	66,533
American National Bankshares, Inc. (b)	221	4,793
American National Insurance Co.	323	32,261

	Principal Amount ($) or Shares	Market Value $
American Safety Insurance Holdings, Ltd. (a)	430	10,303
Ameris Bancorp (a)	2,063	34,081
AMERISAFE, Inc.	1,669	56,629
Amtrust Financial Services, Inc. (b)	1,377	45,482
Apollo Commercial Real Estate Finance, Inc. (b)(c)	799	13,319
Argo Group International Holdings, Ltd. (b)	1,227	48,582
Bancfirst Corp. (b)	846	36,260
Banner Corp.	1,797	57,648
BofI Holding, Inc. (a)(b)	350	16,387
Brandywine Realty Trust (c)	1,853	26,238
Capital Southwest Corp.	99	13,651
CapitalSource, Inc.	2,976	28,004
Central Pacific Financial Corp. (a)(b)	489	8,968
Chatham Lodging Trust (b)(c)	653	12,113
Citizens & Northern Corp. (b)	1,246	24,297
CNO Financial Group, Inc.	7,040	86,874
CoBiz Financial, Inc. (b)	1,417	12,257
Cohen & Steers, Inc. (b)	1,611	60,799
Coresite Realty Corp. (b)(c)	1,671	53,673
Cousins Properties, Inc. (c)	5,795	59,804
Crawford & Co. (Class B) (b)	1,336	9,085
Credit Acceptance Corp. (a)	301	34,272
Diamond Hill Investment Group, Inc. (b)	135	11,042
Eagle Bancorp, Inc. (a)(b)	658	14,807
Eastern Insurance Holdings, Inc. (b)	518	9,547
EMC Insurance Group, Inc.	357	9,900
Encore Capital Group, Inc. (a)(b)	1,963	70,020
Enterprise Financial Services Corp.	489	7,467
FBL Financial Group, Inc. (Class A)	1,542	63,361
FBR & Co. (a)	527	12,753
Fidelity Southern Corp. (a)(b)	815	10,453
First American Financial Corp.	1,964	46,900
First BanCorp-Puerto Rico (a)(b)	2,082	12,721
First Defiance Financial Corp.	460	10,102
First Interstate Bancsystem, Inc. (b)	606	11,993
First Merchants Corp.	3,308	54,780
Franklin Street Properties Corp. (c)	3,168	43,148
FXCM, Inc. (Class A) (b)	551	7,642
GAMCO Investors, Inc. (Class A)	230	12,271
Golub Capital BDC, Inc. (b)	695	12,169
Gramercy Property Trust, Inc. (a)(b)(c)	2,071	9,361
Green Dot Corp. (a)(b)	756	13,585
Hanmi Financial Corp. (a)	3,009	47,362

Dynamic Small Cap Fund	3

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Heartland Financial USA, Inc.	500	13,620
Home BancShares, Inc. (b)	786	33,091
Home Loan Servicing Solutions, Ltd.	2,130	48,649
Homeowners Choice, Inc. (b)	241	8,377
Horizon Bancorp/IN	482	9,438
Investment Technology Group, Inc. (a)(b)	723	9,985
KCAP Financial, Inc. (b)	1,019	11,219
Lakeland Financial Corp.	332	9,157
Maiden Holdings, Ltd.	1,320	14,098
Manning & Napier, Inc. (b)	395	7,857
MB Financial, Inc. (b)	2,757	70,331
Medallion Financial Corp. (b)	818	12,155
Medical Properties Trust, Inc. (b)(c)	4,702	69,778
Medley Capital Corp. (b)	832	12,106
Metro Bancorp, Inc. (a)	657	12,687
Montpelier Re Holdings, Ltd. (b)	2,452	61,275
National Health Investors, Inc. (c)	581	36,179
National Western Life Insurance Co. (Class A)	131	25,675
Nelnet, Inc. (Class A) (b)	1,768	69,058
New Mountain Finance Corp. (b)	832	12,671
NorthStar Realty Finance Corp. (c)	7,442	62,736
Ocwen Financial Corp. (a)(b)	2,512	107,463
OMEGA Healthcare Investors, Inc. (b)(c)	1,808	58,597
Parkway Properties, Inc. (c)	727	12,490
Pennsylvania Real Estate Investment Trust (c)	3,317	65,975
Pinnacle Financial Partners, Inc. (a)(b)	2,584	64,858
Platinum Underwriters Holdings, Ltd. (b)	1,259	71,889
Portfolio Recovery Associates, Inc. (a)	592	90,144
Preferred Bank/Los Angeles CA (a)(b)	331	5,352
PrivateBancorp, Inc. (b)	1,787	34,596
RAIT Financial Trust (b)(c)	1,699	13,031
Redwood Trust, Inc. (b)(c)	3,074	58,898
Renasant Corp. (b)	2,535	60,409
Republic Bancorp, Inc. (Class A) (b)	1,720	40,953
Ryman Hospitality Properties (b)(c)	1,481	56,663
S&T Bancorp, Inc. (b)	535	10,347
Sandy Spring Bancorp, Inc.	470	10,067
Saul Centers, Inc. (c)	305	13,661
Select Income REIT (b)(c)	436	11,872
StanCorp Financial Group, Inc. (b)	660	29,984
StellarOne Corp.	2,179	34,101

	Principal Amount ($) or Shares	Market Value $
Sterling Financial Corp.	1,279	28,931
Stewart Information Services Corp.	369	10,218
Susquehanna Bancshares, Inc. (b)	6,217	74,666
Symetra Financial Corp.	4,411	61,578
Territorial Bancorp, Inc.	475	10,992
The Geo Group, Inc. (c)	2,086	72,635
The Hanover Insurance Group, Inc. (b)	572	28,732
The Navigators Group, Inc. (a)	463	27,002
Tompkins Financial Corp.	180	7,477
Tree.com, Inc.	273	5,381
Trico Bancshares	392	7,824
Union First Market Bankshares Corp.	2,445	48,949
United Community Banks, Inc. (a)(b)	1,264	14,978
United Fire Group, Inc. (b)	670	17,990
Universal Insurance Holdings, Inc. (b)	4,082	27,227
Virtus Investment Partners, Inc. (a)	338	78,369
Washington Trust Bancorp, Inc.	254	7,082
WesBanco, Inc. (b)	2,469	61,848
Western Alliance Bancorp (a)(b)	4,496	66,091
WSFS Financial Corp.	169	8,491

		3,536,265

Health Care - 9.0%
Acadia Healthcare Co., Inc. (a)(b)	915	30,552
Achillion Pharmaceuticals, Inc. (a)	296	2,469
Acorda Therapeutics, Inc. (a)(b)	314	10,503
Aegerion Pharmaceuticals, Inc. (a)(b)	231	16,824
Alkermes PLC (a)	1,151	35,969
Alnylam Pharmaceuticals, Inc. (a)	497	15,223
AMN Healthcare Services, Inc. (a)	4,376	58,595
Arena Pharmaceuticals, Inc. (a)(b)	1,936	17,114
Array BioPharma, Inc. (a)	618	3,609
Astex Pharmaceuticals (a)	1,447	7,018
Cambrex Corp. (a)	676	9,302
Capital Senior Living Corp. (a)	2,226	58,433
Celldex Therapeutics, Inc. (a)(b)	651	8,326
Cepheid, Inc. (a)(b)	591	20,543
Chemed Corp. (b)	877	61,408
Clovis Oncology, Inc. (a)	54	1,975
CONMED Corp. (b)	1,902	62,633
Cornerstone Therapeutics, Inc. (a)	1,257	10,986
Cubist Pharmaceuticals, Inc. (a)	603	33,135
Dendreon Corp. (a)(b)	1,113	4,452
Emergent Biosolutions, Inc. (a)	90	1,278
Exact Sciences Corp. (a)	375	4,215

4	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Exactech, Inc. (a)	487	8,863
Exelixis, Inc. (a)(b)	1,446	6,999
Globus Medical, Inc. (Class A) (a)(b)	666	9,724
Greatbatch, Inc. (a)(b)	1,010	32,532
Halozyme Therapeutics, Inc. (a)(b)	473	3,344
Healthways, Inc. (a)(b)	921	12,387
Idenix Pharmaceuticals, Inc. (a)(b)	299	1,417
ImmunoGen, Inc. (a)(b)	690	12,675
Infinity Pharmaceuticals, Inc. (a)	239	6,441
InterMune, Inc. (a)(b)	588	5,809
Ironwood Pharmaceuticals, Inc. (a)(b)	583	7,783
Isis Pharmaceuticals, Inc. (a)(b)	850	18,403
Keryx Biopharmaceuticals, Inc. (a)(b)	564	4,518
Kindred Healthcare, Inc. (a)(b)	2,445	33,008
Lannett Co., Inc. (a)(b)	972	11,149
Lexicon Pharmaceuticals, Inc. (a)(b)	641	1,532
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	276	8,255
Maxygen, Inc. (b)	5,979	14,170
Medidata Solutions, Inc. (a)(b)	572	39,479
Molina Healthcare, Inc. (a)(b)	909	34,360
Momenta Pharmaceuticals, Inc. (a)(b)	289	3,803
National Research Corp. (Class A) (a)(b)	513	8,388
National Research Corp. (Class B) (b)	86	2,917
Natus Medical, Inc. (a)	622	8,764
Neurocrine Biosciences, Inc. (a)	491	6,349
NPS Pharmaceuticals, Inc. (a)(b)	501	7,891
NuVasive, Inc. (a)	2,857	62,054
Opko Health, Inc. (a)(b)	739	4,885
Orexigen Therapeutics, Inc. (a)(b)	416	2,633
PAREXEL International Corp. (a)(b)	1,461	66,753
PDL BioPharma, Inc. (b)	1,116	9,207
Pharmacyclics, Inc. (a)(b)	536	49,119
PharMerica Corp. (a)	902	14,080
PhotoMedex, Inc. (a)(b)	395	6,442
Repligen Corp. (a)(b)	930	7,700
Rigel Pharmaceuticals, Inc. (a)(b)	568	2,624
Rochester Medical Corp. (a)(b)	674	9,591
Sangamo Biosciences, Inc. (a)(b)	283	2,264
Santarus, Inc. (a)(b)	3,708	82,577
Seattle Genetics, Inc. (a)(b)	887	30,442
Spectrum Pharmaceuticals, Inc. (b)	353	2,898
STERIS Corp. (b)	1,651	74,856

	Principal Amount ($) or Shares	Market Value $
SurModics, Inc. (a)	434	10,303
Synta Pharmaceuticals Corp. (a)(b)	142	1,048
Theravance, Inc. (a)(b)	497	17,415
Triple-S Management Corp. (Class B) (a)	423	8,955
Utah Medical Products, Inc. (b)	206	9,532
West Pharmaceutical Services, Inc.	1,032	70,744
ZIOPHARM Oncology, Inc. (a)(b)	279	611

		1,332,255

Industrials - 18.4%
A.O. Smith Corp. (b)	1,200	47,040
AAON, Inc. (b)	508	16,886
ABM Industries, Inc.	2,864	69,252
Air Transport Services Group, Inc. (a)	1,339	8,101
Alamo Group, Inc. (b)	265	11,263
Alaska Air Group, Inc. (a)(b)	1,710	97,162
Alliant Techsystems, Inc. (b)	391	30,701
Altra Holdings, Inc.	2,179	62,777
AMERCO, Inc.	436	75,166
American Railcar Industries, Inc. (b)	287	9,758
American Woodmark Corp. (a)(b)	355	12,894
Apogee Enterprises, Inc. (b)	2,226	59,390
AT Cross Co. (Class A) (a)(b)	208	2,912
Avis Budget Group, Inc. (a)	2,984	98,949
AZZ, Inc.	1,453	60,270
Barrett Business Services, Inc.	567	33,073
Belden, Inc. (b)	615	32,872
Briggs & Stratton Corp. (b)	2,758	64,537
CAI International, Inc. (a)	434	11,102
CBIZ, Inc. (a)(b)	628	4,183
Ceco Environmental Corp. (b)	756	9,125
Coleman Cable, Inc. (b)	379	7,049
Columbus McKinnon Corp. (a)(b)	640	13,536
Courier Corp. (b)	1,006	13,631
Deluxe Corp. (b)	1,907	71,322
EnerNOC, Inc. (a)	508	6,797
EnerSys (a)(b)	638	31,792
Franklin Covey Co. (a)	739	10,191
G&K Services, Inc. (Class A)	1,332	64,349
Generac Holdings, Inc. (b)	1,656	67,068
Gibraltar Industries, Inc. (a)(b)	3,080	49,988
Graham Corp. (b)	172	4,816
H&E Equipment Services, Inc.	3,150	70,497
Hardinge, Inc. (b)	745	9,499
Huron Consulting Group, Inc. (a)	761	34,024
Hyster-Yale Materials Handling, Inc. (b)	1,021	63,098

Dynamic Small Cap Fund	5

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

ICF International, Inc. (a)(b)	2,047	61,717
Insteel Industries, Inc.	730	13,074
JetBlue Airways Corp. (a)(b)	10,478	65,068
John Bean Technologies Corp.	2,693	58,169
Kadant, Inc.	280	8,378
Kelly Services, Inc. (Class A) (b)	747	13,229
Korn/Ferry International (a)	3,418	59,815
L.B. Foster Co. (Class A)	434	19,231
Marten Transport, Ltd. (b)	359	8,612
MasTec, Inc. (a)(b)	2,363	75,143
Mobile Mini, Inc. (a)(b)	2,134	71,809
Mueller Water Products, Inc. (Class A)	7,044	53,605
Navigant Consulting, Inc. (a)	4,457	58,743
Nortek, Inc. (a)	741	52,352
Orbital Sciences Corp. (a)	2,639	47,977
Park-Ohio Holdings Corp. (a)	1,817	67,574
PGT, Inc. (a)(b)	1,445	11,921
Pike Electric Corp.	769	9,343
Powell Industries, Inc. (a)	251	11,867
Preformed Line Products Co.	39	2,711
Primoris Services Corp.	2,568	54,724
Proto Labs, Inc. (a)	135	7,457
Quad Graphics, Inc. (b)	2,754	64,168
R.R. Donnelley & Sons Co.	2,340	31,052
Republic Airways Holdings, Inc. (a)(b)	5,261	56,451
Roadrunner Transportation Systems, Inc. (a)	514	14,238
RPX Corp. (a)	580	8,897
Saia, Inc. (a)(b)	1,562	74,640
SkyWest, Inc. (b)	3,999	56,106
Swift Transportation Co. (a)	4,370	73,591
TrueBlue, Inc. (a)	1,466	34,510
UniFirst Corp. (b)	749	71,080
United Stationers, Inc. (b)	1,747	60,289
Universal Truckload Services, Inc. (a)	412	10,527
US Ecology, Inc. (b)	515	14,101
Wesco Aircraft Holdings, Inc. (a)	449	7,880

		2,745,119

Information Technology - 10.8%
ARRIS Group, Inc. (a)	3,405	51,518
Audience, Inc. (a)	595	8,330
AVG Technologies NV (a)(b)	368	6,709
CalAmp Corp. (a)	1,151	15,159
Computer Task Group, Inc. (b)	561	12,521
Cray, Inc. (a)(b)	2,775	50,533
CSG Systems International, Inc. (a)(b)	2,806	60,694

	Principal Amount ($) or Shares	Market Value $
CTS Corp. (b)	777	9,340
Dice Holdings, Inc. (a)(b)	833	7,514
Electro Rent Corp. (b)	436	7,416
Electronics for Imaging, Inc. (a)(b)	2,563	71,482
Envestnet, Inc. (a)	692	15,902
EPAM Systems, Inc. (a)(b)	216	5,003
EPIQ Systems, Inc.	895	10,856
Euronet Worldwide, Inc. (a)(b)	2,479	75,609
Fabrinet (a)	543	7,890
First Solar, Inc. (a)(b)	661	35,945
Forrester Research, Inc. (b)	398	14,420
Heartland Payment Systems, Inc. (b)	1,940	62,196
Immersion Corp. (a)	668	10,260
j2 Global, Inc. (b)	1,812	74,093
Manhattan Associates, Inc. (a)	950	71,278
MAXIMUS, Inc.	1,021	76,197
Methode Electronics, Inc. (b)	1,031	16,218
MoneyGram International, Inc. (a)(b)	780	15,350
Monotype Imaging Holdings, Inc.	2,522	57,401
Move, Inc. (a)	799	9,101
MTS Systems Corp. (b)	1,064	64,223
PC Connection, Inc.	594	9,973
PDF Solutions, Inc. (a)	427	7,827
Pegasystems, Inc.	493	15,939
Photronics, Inc. (a)(b)	1,194	9,110
Plantronics, Inc.	1,586	73,273
PMC - Sierra, Inc. (a)(b)	4,187	25,164
Sanmina Corp. (a)	4,834	65,646
Sapiens International Corp. NV	1,688	8,744
SciQuest, Inc. (a)	367	8,423
Seachange International, Inc. (a)	1,009	10,857
Shutterstock, Inc. (a)	150	7,101
SPS Commerce, Inc. (a)(b)	225	12,143
Stamps.com, Inc. (a)	270	10,292
SunPower Corp. (a)(b)	749	14,456
Synaptics, Inc. (a)	1,596	65,851
Syntel, Inc. (b)	924	59,053
TeleTech Holdings, Inc. (a)	613	13,786
Travelzoo, Inc. (a)	234	6,725
Tyler Technologies, Inc. (a)	868	59,901
Ubiquiti Networks, Inc. (b)	361	6,826
ValueClick, Inc. (a)(b)	2,522	66,429
VASCO Data Security International, Inc. (a)(b)	811	6,796
Virtusa Corp. (a)(b)	376	8,821
Vishay Intertechnology, Inc. (a)(b)	2,162	31,479
Vishay Precision Group, Inc. (a)	444	6,420
VistaPrint NV (a)(b)	1,578	72,509

		1,606,702

6	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Materials - 5.6%
AEP Industries, Inc. (a)(b)	217	18,115
Axiall Corp. (b)	1,613	69,601
Ferro Corp. (a)	7,929	54,393
FutureFuel Corp. (b)	888	12,414
Graphic Packaging Holding Co. (a)	8,493	65,311
Headwaters, Inc. (a)(b)	2,757	29,252
Innospec, Inc.	1,430	58,673
KapStone Paper and Packaging Corp.	2,297	66,636
KMG Chemicals, Inc. (b)	311	6,907
Landec Corp. (a)(b)	928	13,029
Louisiana-Pacific Corp. (a)	3,931	69,068
Neenah Paper, Inc. (b)	752	23,620
P.H. Glatfelter Co.	2,645	65,411
Quaker Chemical Corp.	990	64,142
Texas Industries, Inc. (a)(b)	1,068	76,266
Tredegar Corp. (b)	2,075	51,792
US Silica Holdings, Inc. (b)	282	6,230
Worthington Industries, Inc. (b)	2,271	78,077

		828,937

Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc. (b)	245	12,194
Hawaiian Telcom Holdco, Inc. (a)(b)	469	12,086
IDT Corp. (Class B)	466	8,104
Lumos Networks Corp.	518	7,117
USA Mobility, Inc.	841	11,337
Vonage Holdings Corp. (a)(b)	2,729	7,477

		58,315

Utilities - 3.0%
American States Water Co. (b)	1,103	58,602
Black Hills Corp. (b)	1,630	77,376
Chesapeake Utilities Corp. (b)	931	49,296
Empire District Electric Co.	1,363	29,618
MGE Energy, Inc. (b)	1,172	62,550

	Principal Amount ($) or Shares	Market Value $
NorthWestern Corp.	903	37,168
Otter Tail Corp. (b)	2,031	55,487
Southwest Gas Corp.	931	44,083
UNS Energy Corp. (b)	843	39,520

		453,700

Total Common Stocks (cost $12,365,561)		14,525,047

Short-Term Investments - 26.7%
SSgA Prime Money Market Fund 0.03% (d)(e)	251,551	251,551
State Street Navigator Securities Lending Prime Portfolio (d)(f)	3,726,650	3,726,650

Total Short-Term Investments (cost $3,978,201)		3,978,201

Total Investments - 124.3% (identified cost $16,343,762)		18,503,248

Other Assets and Liabilities, Net - (24.3)%		(3,614,125)

Net Assets - 100.0%		14,889,123

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.

Abbreviations:

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	2	USD	196,620	06/13	3,996

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					3,996

*	Cash collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

Dynamic Small Cap Fund	7

SSgA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,581,917	$—	$—	$2,581,917	17.3
Consumer Staples	667,048	—	—	667,048	4.5
Energy	714,789	—	—	714,789	4.8
Financials	3,536,265	—	—	3,536,265	23.8
Health Care	1,332,255	—	—	1,332,255	9.0
Industrials	2,745,119	—	—	2,745,119	18.4
Information Technology	1,606,702	—	—	1,606,702	10.8
Materials	828,937	—	—	828,937	5.6
Telecommunication Services	58,315	—	—	58,315	0.4
Utilities	453,700	—	—	453,700	3.0
Short-Term Investments	251,551	3,726,650	—	3,978,201	26.7

Total Investments	14,776,598	3,726,650	—	18,503,248	124.3

Other Assets and Liabilities, Net					(24.3)

					100.0

Other Financial Instruments
Futures Contracts	3,996	—	—	3,996	1.3

Total Other Financial Instruments*	$3,996	$—	$—	$3,996

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

8	Dynamic Small Cap Fund

SSgA

Clarion Real Estate Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Diversified REITs - 5.1%
Liberty Property Trust (a)	22,000	892,760
Vornado Realty Trust (a)	17,318	1,384,574

		2,277,334

Industrial REITs - 4.8%
ProLogis (a)	53,924	2,173,137

Office REITs - 18.3%
BioMed Realty Trust, Inc. (a)	25,600	535,808
Boston Properties, Inc. (a)	18,555	1,977,592
Brandywine Realty Trust (a)	24,800	351,168
CommonWealth REIT (a)	11,900	243,236
Digital Realty Trust, Inc. (a)(b)	9,022	549,530
Douglas Emmett, Inc. (a)	32,223	821,364
Duke Realty Corp. (a)	55,508	919,768
Highwoods Properties, Inc. (a)	17,200	626,424
Kilroy Realty Corp. (a)	15,900	841,269
Lexington Realty Trust (a)	11,100	139,749
SL Green Realty Corp. (a)	14,008	1,218,416

		8,224,324

Residential REITs - 18.0%
American Campus Communities, Inc. (a)	7,600	310,308
American Residential Properties, Inc. (a)(c)	4,300	84,753
Apartment Investment & Management Co. (Class A) (a)	17,900	541,654
AvalonBay Communities, Inc. (a)	11,738	1,557,163
BRE Properties, Inc. (a)	18,500	924,815
Campus Crest Communities, Inc. (a)(b)	9,300	117,645
Equity Residential (a)	32,939	1,862,700
Essex Property Trust, Inc. (a)	2,991	470,006
Post Properties, Inc. (a)	16,700	798,260
Sun Communities, Inc. (a)(b)	5,400	269,838
UDR, Inc. (a)(b)	46,562	1,134,716

		8,071,858

Retail REITs - 27.8%
CBL & Associates Properties, Inc. (a)	22,421	515,459
DDR Corp. (a)(b)	38,100	665,226
Federal Realty Investment Trust (a)	2,563	276,163
General Growth Properties, Inc. (a)	70,900	1,455,577
Kimco Realty Corp. (a)	61,329	1,358,437

	Principal Amount ($) or Shares	Market Value $
Ramco-Gershenson Properties Trust (a)	13,900	216,979
Regency Centers Corp. (a)	12,600	650,160
Simon Property Group, Inc. (a)	30,905	5,143,828
Tanger Factory Outlet Centers, Inc. (a)	9,010	310,665
Taubman Centers, Inc. (a)	7,849	632,473
The Macerich Co. (a)(b)	19,380	1,257,956

		12,482,923

Specialized REITs - 25.7%
CubeSmart (a)	20,100	314,565
EPR Properties (a)(b)	2,500	131,050
HCP, Inc. (a)	37,306	1,767,558
Health Care REIT, Inc. (a)	25,595	1,741,228
Healthcare Realty Trust, Inc. (a)	21,326	567,485
Healthcare Trust of America, Inc. (Class A) (a)	15,100	173,499
Host Hotels & Resorts, Inc. (a)(b)	113,652	2,021,869
Pebblebrook Hotel Trust (a)(b)	10,600	278,144
Public Storage (a)	9,741	1,478,684
Senior Housing Properties Trust (a)(b)	28,200	728,970
Starwood Hotels & Resorts Worldwide, Inc.	3,600	245,880
Strategic Hotels & Resorts, Inc. (a)(c)	23,900	192,156
Sunstone Hotel Investors, Inc. (a)(c)	30,400	366,624
Ventas, Inc. (a)	21,834	1,558,292

		11,566,004

Total Common Stocks (cost $28,613,628)		44,795,580

Short-Term Investments - 4.4%
SSgA Prime Money Market Fund 0.03% (d)(e)	179,004	179,004
State Street Navigator Securities Lending Prime Portfolio (d)(f)	1,783,430	1,783,430

Total Short-Term Investments (cost $1,962,434)		1,962,434

Total Investments - 104.1% (identified cost $30,576,062)		46,758,014

Other Assets and Liabilities, Net - (4.1)%		(1,842,699)

Net Assets - 100.0%		44,915,315

See accompanying notes which are an integral part of the quarterly report.

Clarion Real Estate Fund	9

SSgA

Clarion Real Estate Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	All or a portion of the shares of this security are on loan.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Diversified REITs	$2,277,334	$—	$—	$2,277,334	5.1
Industrial REITs	2,173,137	—	—	2,173,137	4.8
Office REITs	8,224,324	—	—	8,224,324	18.3
Residential REITs	8,071,858	—	—	8,071,858	18.0
Retail REITs	12,482,923	—	—	12,482,923	27.8
Specialized REITs	11,566,004	—	—	11,566,004	25.7
Short-Term Investments	179,004	1,783,430	—	1,962,434	4.4

Total Investments	$44,974,584	$1,783,430	$—	$46,758,014	104.1

Other Assets and Liabilities, Net					(4.1)

					100.0

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

10	Clarion Real Estate Fund

SSgA

IAM SHARES Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.5%
Consumer Discretionary - 12.4%
Amazon.com, Inc. (a)	4,600	1,237,538
AutoNation, Inc. (a)	7,300	338,209
AutoZone, Inc. (a)	100	40,883
Bed Bath & Beyond, Inc. (a)	3,200	218,400
Best Buy Co., Inc.	3,925	108,134
BorgWarner, Inc. (a)	1,700	137,819
Brunswick Corp.	3,500	117,495
Cablevision Systems Corp. (Class A) (b)	3,200	48,384
Carnival Corp.	4,300	142,330
CBS Corp. (Class B)	8,701	430,700
Chipotle Mexican Grill, Inc. (a)	100	36,100
Coach, Inc.	11,376	662,766
Comcast Corp. (Class A)	42,966	1,725,085
CST Brands, Inc. (a)	1	30
D.R. Horton, Inc. (b)	3,900	95,004
Denny’s Corp. (a)	14,500	87,435
DIRECTV (a)	9,211	563,068
Ethan Allen Interiors, Inc. (b)	4,666	146,372
Family Dollar Stores, Inc.	2,400	146,760
Ford Motor Co.	52,943	830,146
Gannett Co., Inc. (b)	6,000	129,000
Genuine Parts Co.	2,800	217,672
H&R Block, Inc.	3,700	108,299
Hanesbrands, Inc. (b)	3,100	154,566
Harley-Davidson, Inc.	7,200	392,688
J.C. Penney Co., Inc. (a)(b)	2,500	43,950
JAKKS Pacific, Inc.	1,900	19,190
Johnson Controls, Inc.	10,700	399,752
Kohl’s Corp.	4,100	210,781
Leggett & Platt, Inc. (b)	7,900	252,800
Liberty Global, Inc. (Class A) (a)(b)	3,900	287,430
Liberty Interactive Corp. (Class A) (a)	7,298	163,840
Liberty Ventures (Series A) (a)	486	39,643
Lowe’s Cos., Inc.	16,600	699,026
Macy’s, Inc.	6,768	327,165
Marriott International, Inc. (Class A)	9,400	394,894
Matthews International Corp. (Class A) (b)	3,793	145,462
McDonald’s Corp.	14,730	1,422,476
Meredith Corp. (b)	4,900	200,802
Netflix, Inc. (a)(b)	500	113,125
Newell Rubbermaid, Inc.	10,100	273,104
News Corp. (Class A)	25,800	828,438
NIKE, Inc. (Class B)	5,000	308,300
Nordstrom, Inc.	2,600	152,932

	Principal Amount ($) or Shares	Market Value $
O’Reilly Automotive, Inc. (a)	900	98,019
Omnicom Group, Inc.	3,200	198,816
Penske Automotive Group, Inc. (b)	1,100	35,321
priceline.com, Inc. (a)	600	482,358
Ross Stores, Inc.	400	25,720
Sears Holdings Corp. (a)(b)	4,339	211,873
Sonic Automotive, Inc.	4,700	107,019
Staples, Inc. (b)	8,400	126,000
Starbucks Corp.	8,800	555,016
Starwood Hotels & Resorts Worldwide, Inc.	4,300	293,690
Target Corp.	10,900	757,550
The Gap, Inc.	5,400	218,970
The Goodyear Tire & Rubber Co. (a)	4,300	65,102
The Home Depot, Inc.	22,400	1,761,984
The McClatchy Co. (Class A) (a)(b)	15,070	37,675
The New York Times Co. (Class A) (a)(b)	7,200	76,104
The Walt Disney Co.	29,400	1,854,552
The Washington Post Co. (Class B) (b)	321	149,981
Tiffany & Co. (b)	6,000	466,680
Time Warner Cable, Inc.	3,963	378,506
Time Warner, Inc.	13,983	816,188
TJX Cos., Inc.	2,500	126,525
TripAdvisor, Inc. (a)	600	38,694
Viacom, Inc. (Class B)	7,901	520,597
Whirlpool Corp.	3,000	383,280
Wyndham Worldwide Corp.	2,360	137,163
Yum! Brands, Inc.	5,200	352,300

		24,673,676

Consumer Staples - 10.3%
Altria Group, Inc.	34,585	1,248,519
Archer-Daniels-Midland Co.	12,398	399,588
Arden Group, Inc. (Class A) (b)	700	74,592
Avon Products, Inc.	1,400	32,998
Campbell Soup Co. (b)	8,490	363,457
Church & Dwight Co., Inc.	3,200	194,592
Colgate-Palmolive Co.	7,400	428,016
ConAgra Foods, Inc.	9,900	333,531
Constellation Brands, Inc. (Class A) (a)	300	15,903
Costco Wholesale Corp.	5,900	647,053
CVS Caremark Corp.	16,919	974,196
Dean Foods Co. (a)	4,700	49,303
Energizer Holdings, Inc.	400	38,284
General Mills, Inc.	2,200	103,576
Katy Industries, Inc. (a)	5,900	3,068

IAM SHARES Fund	11

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Kellogg Co.	8,635	535,802
Kimberly-Clark Corp.	8,188	792,844
Kraft Foods Group, Inc.	8,236	454,051
Lorillard, Inc. (b)	3,000	127,320
Mead Johnson Nutrition Co.	2,522	204,459
Mondelez International, Inc. (Class A)	24,709	727,927
Monster Beverage Corp. (a)	1,100	60,049
PepsiCo, Inc.	24,238	1,957,703
Philip Morris International, Inc.	24,285	2,207,749
Rite Aid Corp. (a)(b)	25,600	75,264
Safeway, Inc. (b)	11,100	255,411
SUPERVALU, Inc. (a)(b)	5,900	38,114
Sysco Corp.	15,100	510,380
The Coca-Cola Co.	63,350	2,533,366
The Estee Lauder Cos., Inc. (Class A)	200	13,556
The J.M. Smucker Co. (b)	4,007	404,547
The Kroger Co.	15,300	515,151
The Procter & Gamble Co.	41,621	3,194,828
TreeHouse Foods, Inc. (a)	1,600	104,768
Tyson Foods, Inc. (Class A)	300	7,500
Walgreen Co.	12,900	616,104
WhiteWave Foods Co. (Class A) (a)(b)	1,201	20,938
WhiteWave Foods Co. (Class B) (a)(b)	1,710	28,281
Whole Foods Market, Inc.	1,800	93,348

		20,386,136

Energy - 10.9%
Alpha Natural Resources, Inc. (a)	900	6,012
Anadarko Petroleum Corp.	6,400	559,808
Apache Corp.	4,900	402,437
Baker Hughes, Inc.	7,200	327,456
BP PLC ADR	3,156	135,424
Cabot Oil & Gas Corp.	2,000	140,720
Cameron International Corp. (a)	4,400	267,828
Chesapeake Energy Corp.	8,300	181,272
Chevron Corp.	29,829	3,661,510
ConocoPhillips	23,777	1,458,481
CONSOL Energy, Inc.	1,100	38,148
Devon Energy Corp.	6,100	346,785
EOG Resources, Inc.	3,200	413,120
Exxon Mobil Corp.	74,780	6,765,347
Halliburton Co.	18,160	759,996
Hess Corp.	6,700	451,647
Kinder Morgan, Inc.	4,957	188,267
Lufkin Industries, Inc.	1,400	123,564
Marathon Oil Corp.	8,200	281,998

	Principal Amount ($) or Shares	Market Value $
Marathon Petroleum Corp.	4,100	338,250
National Oilwell Varco, Inc.	4,400	309,320
Newfield Exploration Co. (a)	1,800	42,822
Noble Energy, Inc.	400	23,060
Occidental Petroleum Corp.	9,500	874,665
Peabody Energy Corp.	700	13,769
Phillips 66	9,388	624,959
Pioneer Natural Resources Co.	600	83,208
Range Resources Corp.	1,600	120,288
Schlumberger, Ltd.	21,882	1,598,042
Southwestern Energy Co. (a)	4,700	177,143
Spectra Energy Corp.	8,398	256,727
The Williams Cos., Inc.	7,800	274,404
Valero Energy Corp.	7,200	292,536
WPX Energy, Inc. (a)(b)	2,800	53,928

		21,592,941

Financials - 14.7%
Aegon NV	8,452	58,065
Aflac, Inc.	6,500	361,985
American Express Co.	15,200	1,150,792
American Financial Group, Inc.	15,521	753,700
American International Group, Inc. (a)	19,803	880,441
American Tower Corp. (c)	4,900	381,416
Ameriprise Financial, Inc.	2,840	231,517
Aon PLC	4,700	299,249
AvalonBay Communities, Inc. (c)	600	79,596
Bank of America Corp.	128,532	1,755,747
BB&T Corp.	7,500	246,900
Berkshire Hathaway, Inc. (Class B) (a)	19,600	2,235,772
BlackRock, Inc.	400	111,680
Capital One Financial Corp.	6,661	405,855
Citigroup, Inc.	38,610	2,007,334
CME Group, Inc.	4,800	326,064
Comerica, Inc.	200	7,898
Discover Financial Services	6,550	310,536
E*TRADE Financial Corp. (a)	1,170	13,607
Equity Residential (c)	2,100	118,755
Fifth Third Bancorp	6,400	116,480
Franklin Resources, Inc.	1,800	278,658
Genworth Financial, Inc. (Class A) (a)	1,400	15,134
Hartford Financial Services Group, Inc.	3,200	98,016
HCP, Inc. (c)	1,400	66,332
Health Care REIT, Inc. (c)	700	47,621
Host Hotels & Resorts, Inc. (b)(c)	28,417	505,538
HSBC Holdings PLC ADR	10,014	549,368

12	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Hudson City Bancorp, Inc.	7,600	64,600
IntercontinentalExchange, Inc. (a)	1,100	188,331
Janus Capital Group, Inc. (b)	14,987	131,436
JPMorgan Chase & Co.	48,234	2,633,094
KeyCorp	6,500	70,070
M&T Bank Corp.	1,600	167,840
Marsh & McLennan Cos., Inc.	7,500	300,150
MetLife, Inc.	11,099	490,687
Moody’s Corp.	3,000	199,320
Morgan Stanley	17,500	453,250
Northern Trust Corp.	3,400	197,710
NYSE Euronext	600	24,138
People’s United Financial, Inc. (b)	5,700	78,432
Plum Creek Timber Co., Inc. (b)(c)	2,000	95,400
PNC Financial Services Group, Inc.	5,450	390,438
Potlatch Corp. (b)(c)	7,700	349,811
Principal Financial Group, Inc.	2,600	98,410
ProLogis, Inc. (c)	5,828	234,868
Prudential Financial, Inc.	6,400	441,408
Public Storage (c)	1,700	258,060
Regions Financial Corp.	9,142	83,466
Simon Property Group, Inc. (c)	3,271	544,425
SLM Corp.	6,300	149,562
SunTrust Banks, Inc.	3,500	112,315
T. Rowe Price Group, Inc.	1,000	75,860
The Allstate Corp.	7,100	342,504
The Bank of New York Mellon Corp.	14,798	444,828
The Charles Schwab Corp.	13,300	264,138
The Chubb Corp.	2,800	243,880
The Goldman Sachs Group, Inc.	6,300	1,021,104
The Progressive Corp.	8,100	206,469
The Travelers Cos., Inc.	14,483	1,212,517
U.S. Bancorp	22,812	799,789
Ventas, Inc. (c)	3,633	259,287
Vornado Realty Trust (c)	2,144	171,413
Wells Fargo & Co.	64,235	2,604,729
Weyerhaeuser Co. (c)	14,290	426,128

		29,243,923

Health Care - 11.6%
Abbott Laboratories	20,100	737,067
AbbVie, Inc.	20,100	858,069
Actavis, Inc. (a)	700	86,303
Aetna, Inc.	6,515	393,376
Agilent Technologies, Inc.	4,142	188,254
Alexion Pharmaceuticals, Inc. (a)	2,000	195,080
Allergan, Inc.	3,900	388,011
Allied Healthcare Products (a)	2,744	7,217

	Principal Amount ($) or Shares	Market Value $
AmerisourceBergen Corp.	1,200	64,896
Amgen, Inc.	7,961	800,319
Baxter International, Inc.	11,136	783,195
Biogen Idec, Inc. (a)	3,600	854,964
Boston Scientific Corp. (a)	17,863	165,054
Bristol-Myers Squibb Co.	20,688	951,855
Cardinal Health, Inc.	4,000	187,840
CareFusion Corp. (a)	2,000	73,500
Celgene Corp. (a)	6,100	754,265
Cerner Corp. (a)(b)	1,000	98,280
Cigna Corp.	3,800	258,020
Edwards Lifesciences Corp. (a)	4,466	296,810
Eli Lilly & Co.	12,700	675,132
Express Scripts Holding Co. (a)	12,485	775,568
Forest Laboratories, Inc. (a)	3,800	151,050
Gilead Sciences, Inc. (a)	21,800	1,187,664
Hospira, Inc. (a)	900	31,212
Humana, Inc.	2,000	161,560
Intuitive Surgical, Inc. (a)	200	99,506
Johnson & Johnson	35,000	2,946,300
Life Technologies Corp. (a)	3,012	223,189
McKesson Corp.	3,600	409,896
Medtronic, Inc.	14,300	729,443
Merck & Co., Inc.	43,515	2,032,150
PerkinElmer, Inc.	4,700	147,204
Perrigo Co.	600	69,546
Pfizer, Inc.	96,373	2,624,237
St. Jude Medical, Inc.	4,300	185,889
STERIS Corp.	3,191	144,680
Stryker Corp.	4,100	272,199
Thermo Fisher Scientific, Inc.	5,800	512,140
UnitedHealth Group, Inc.	14,700	920,661
WellPoint, Inc.	5,800	446,426
Zimmer Holdings, Inc.	2,570	201,771

		23,089,798

Industrials - 12.6%
3M Co.	11,300	1,246,051
Actuant Corp. (Class A) (b)	5,600	190,400
Alaska Air Group, Inc. (a)(b)	1,600	90,912
AMETEK, Inc.	7,200	310,680
Arkansas Best Corp. (b)	1,600	30,544
Avery Dennison Corp. (b)	1,900	82,650
Avis Budget Group, Inc. (a)(b)	1,800	59,688
AZZ, Inc.	1,600	66,368
Caterpillar, Inc.	10,421	894,122
CSX Corp.	24,900	627,729
Cummins, Inc.	4,200	502,446
Danaher Corp.	11,600	717,112
Deere & Co.	7,900	688,169

IAM SHARES Fund	13

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Dover Corp.	5,300	414,725
Eaton Corp. PLC	8,142	537,861
Emerson Electric Co.	12,600	723,996
FedEx Corp.	3,100	298,654
Gardner Denver, Inc.	800	60,400
General Dynamics Corp.	5,710	440,241
General Electric Co.	146,821	3,423,866
Hexcel Corp. (a)	2,600	90,402
HNI Corp. (b)	900	33,093
Honeywell International, Inc.	11,462	899,308
Illinois Tool Works, Inc.	9,308	652,770
Jacobs Engineering Group, Inc. (a)	2,800	159,628
Kansas City Southern	2,550	282,285
Koninklijke Philips Electronics NV	1,223	34,574
L-3 Communications Holdings, Inc.	2,500	212,725
Lockheed Martin Corp.	4,819	509,995
Manpower, Inc.	2,100	120,267
Masco Corp.	14,300	300,586
Norfolk Southern Corp.	7,200	551,448
Northrop Grumman Corp.	4,796	395,142
PACCAR, Inc.	7,875	422,100
Parker Hannifin Corp.	3,000	299,280
Precision Castparts Corp.	2,800	598,976
R.R. Donnelley & Sons Co. (b)	5,700	75,639
Raytheon Co.	5,800	386,512
Republic Services, Inc.	4,080	139,128
Rockwell Automation, Inc.	4,600	404,892
Rockwell Collins, Inc. (b)	1,800	116,550
Ryder System, Inc.	4,800	302,592
Siemens AG ADR	200	21,020
Snap-on, Inc.	1,600	145,744
Southwest Airlines Co.	12,825	181,730
Stanley Black & Decker, Inc.	3,215	254,692
Tecumseh Products Co. (Class A) (a)	1,600	14,688
Terex Corp. (a)	1,800	64,566
Textron, Inc.	5,600	150,976
The Boeing Co.	10,400	1,029,808
The Manitowoc Co., Inc.	2,300	48,323
The Toro Co.	4,600	219,236
Union Pacific Corp.	8,500	1,314,270
United Continental Holdings, Inc. (a)(b)	734	23,826
United Parcel Service, Inc. (Class B)	15,714	1,349,833
United Technologies Corp.	13,500	1,281,150
US Airways Group, Inc. (a)(b)	5,000	87,850
Valmont Industries, Inc.	300	45,699
Waste Management, Inc.	10,218	428,441

	Principal Amount ($) or Shares	Market Value $
Watts Water Technologies, Inc. (Class A)	400	19,040

		25,075,398

Information Technology - 16.6%
Accenture PLC (Class A)	8,600	706,146
Adobe Systems, Inc. (a)	6,800	291,788
Advanced Micro Devices, Inc. (a)(b)	8,100	32,400
Akamai Technologies, Inc. (a)	400	18,448
Amphenol Corp. (Class A)	5,200	405,080
Analog Devices, Inc.	5,000	229,650
Apple, Inc.	12,300	5,531,064
Applied Materials, Inc.	17,300	262,960
Autodesk, Inc. (a)	3,000	113,190
Automatic Data Processing, Inc.	6,300	432,936
Broadcom Corp. (Class A)	5,850	210,074
CA, Inc.	4,400	120,164
Cisco Systems, Inc.	70,500	1,697,640
Cognizant Technology Solutions Corp. (Class A) (a)	700	45,255
Computer Sciences Corp.	6,045	269,667
Corning, Inc.	20,200	310,474
Dell, Inc.	21,300	284,355
Diebold, Inc. (b)	2,873	92,539
eBay, Inc. (a)	14,700	795,270
Electronic Arts, Inc. (a)	4,700	108,053
EMC Corp. (a)	27,100	670,996
Energy Conversion Devices, Inc. (a)(d)	36,400	—
F5 Networks, Inc. (a)	1,100	91,531
Google, Inc. (Class A) (a)	3,500	3,046,435
Hewlett-Packard Co.	28,532	696,751
Intel Corp.	66,700	1,619,476
International Business Machines Corp.	16,700	3,473,934
Juniper Networks, Inc. (a)	3,800	67,374
KLA-Tencor Corp.	2,100	118,209
Mastercard, Inc. (Class A)	1,300	741,325
Micron Technology, Inc. (a)	13,500	157,680
Microsoft Corp.	95,800	3,341,504
Motorola Solutions, Inc.	4,128	239,259
NetApp, Inc. (a)	4,500	168,885
NVIDIA Corp.	1,900	27,531
Oracle Corp.	51,349	1,733,542
Paychex, Inc. (b)	4,300	160,089
QUALCOMM, Inc.	20,700	1,314,036
Quantum Corp. (a)(b)	14,000	21,700
Red Hat, Inc. (a)	400	19,292
Salesforce.com, Inc. (a)(b)	4,800	203,184

14	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

SanDisk Corp. (a)	100	5,902
Seagate Technology PLC	5,500	236,940
Symantec Corp. (a)	11,945	267,449
Teradata Corp. (a)	200	11,150
Texas Instruments, Inc.	16,700	599,363
The Western Union Co. (b)	7,736	126,716
Total System Services, Inc.	2,032	47,772
VeriSign, Inc. (a)(b)	300	14,112
Visa, Inc. (Class A)	4,600	819,444
Western Digital Corp.	600	37,992
Xerox Corp.	22,700	199,533
Xilinx, Inc.	4,800	195,120
Yahoo!, Inc. (a)	17,100	449,730

		32,881,109

Materials - 3.2%
Air Products & Chemicals, Inc.	4,800	453,168
AK Steel Holding Corp. (a)(b)	5,800	20,126
Alcoa, Inc. (b)	20,300	172,550
Allegheny Technologies, Inc. (b)	4,200	115,794
AngloGold Ashanti, Ltd. ADR	830	15,056
Ashland, Inc.	1,204	107,060
Ball Corp.	3,400	146,744
Bemis Co., Inc. (b)	3,500	137,025
CF Industries Holdings, Inc.	400	76,384
Chemtura Corp. (a)	18	413
Cliffs Natural Resources, Inc. (b)	600	10,824
Crown Holdings, Inc. (a)	3,400	143,990
E.I. du Pont de Nemours & Co.	8,700	485,373
Ecolab, Inc.	4,100	346,327
FMC Corp.	2,900	181,859
Freeport-McMoRan Copper & Gold, Inc.	9,552	296,590
International Paper Co.	11,073	511,019
Martin Marietta Materials, Inc. (b)	1,500	163,545
MeadWestvaco Corp.	3,000	105,000
Monsanto Co.	5,100	513,264
Newmont Mining Corp.	5,700	195,396
Owens-Illinois, Inc. (a)	2,900	79,605
PPG Industries, Inc.	2,900	445,469
Schnitzer Steel Industries, Inc. (Class A) (b)	1,100	27,170
Sigma-Aldrich Corp. (b)	2,300	192,418
The Dow Chemical Co.	16,788	578,514
The Mosaic Co.	1,100	66,902
The Sherwin-Williams Co.	3,500	659,855
Vulcan Materials Co.	3,600	192,888

		6,440,328

Telecommunication Services - 2.8%
AT&T, Inc.	81,781	2,861,517
CenturyLink, Inc. (b)	7,665	261,760

	Principal Amount ($) or Shares	Market Value $
Frontier Communications Corp. (b)	10,506	43,495
Sprint Nextel Corp. (a)	36,389	265,640
T-Mobile US, Inc. (a)	900	19,287
Verizon Communications, Inc.	41,772	2,025,106

		5,476,805

Utilities - 2.4%
Ameren Corp.	3,000	102,120
American Electric Power Co., Inc.	5,300	242,846
Consolidated Edison, Inc.	3,700	211,159
Dominion Resources, Inc.	8,400	475,020
Duke Energy Corp.	7,120	476,541
Edison International	4,500	206,730
Entergy Corp.	2,400	165,312
Exelon Corp.	11,590	363,231
FirstEnergy Corp.	4,200	163,842
NextEra Energy, Inc.	5,600	423,472
Pepco Holdings, Inc.	9,300	193,161
PG&E Corp.	5,300	238,023
PPL Corp.	6,400	190,080
Public Service Enterprise Group, Inc.	7,000	231,280
Sempra Energy	3,300	268,290
Southern Co.	12,200	535,580
The AES Corp.	8,800	107,360
Wisconsin Energy Corp.	3,500	142,835
Xcel Energy, Inc.	4,000	114,880

		4,851,762

Total Common Stocks (cost $128,885,806)		193,711,876

Short-Term Investments - 4.1%
SSgA Prime Money Market Fund 0.03% (e)(f)	4,369,517	4,369,517
State Street Navigator Securities Lending Prime Portfolio (e)(g)	3,350,000	3,350,000
United States Treasury Bill 0.091%, due 06/06/13 (h)(i)(j)	323,000	322,996

Total Short-Term Investments (cost $8,042,513)		8,042,513

Total Investments - 101.6% (identified cost $136,928,319)		201,754,389

Other Assets and Liabilities, Net - (1.6)%		(3,108,967)

Net Assets - 100.0%		198,645,422

See accompanying notes which are an integral part of the quarterly report.

IAM SHARES Fund	15

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.
(h)	Fair value is at amortized cost, which approximates market.
(i)	Rate noted is yield-to-maturity from date of acquisition.
(j)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	12	USD	4,887,000	06/13	286,859

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					286,859

*	Cash collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

16	IAM SHARES Fund

SSgA

IAM SHARES Fund

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$24,673,676	$—	$—		$24,673,676	12.4
Consumer Staples	20,386,136	—	—		20,386,136	10.3
Energy	21,592,941	—	—		21,592,941	10.9
Financials	29,243,923	—	—		29,243,923	14.7
Health Care	23,089,798	—	—		23,089,798	11.6
Industrials	25,075,398	—	—		25,075,398	12.6
Information Technology	32,881,109	—	—	*	32,881,109	16.6
Materials	6,440,328	—	—		6,440,328	3.2
Telecommunication Services	5,476,805	—	—		5,476,805	2.8
Utilities	4,851,762	—	—		4,851,762	2.4
Short-Term Investments	4,369,517	3,672,996	—		8,042,513	4.1

Total Investments	198,081,393	3,672,996	—		201,754,389	101.6

Other Assets and Liabilities, Net						(1.6)

						100.0

Other Financial Instruments
Futures Contracts	286,859	—	—		286,859	2.5

Total Other Financial Instruments**	$286,859	$—	$—		$286,859

*	Fund held a Level 3 security that was valued at $0 at May 31, 2013.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

IAM SHARES Fund	17

SSgA

Enhanced Small Cap Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 15.0%
1-800-FLOWERS.COM, Inc. (Class A) (a)	11,157	67,946
Aeropostale, Inc. (a)	940	13,733
American Public Education, Inc. (a)	86	3,271
Arctic Cat, Inc.	1,853	86,887
Ascent Media Corp. (Class A) (a)	1,309	94,916
Belo Corp. (Class A)	2,126	23,854
Big 5 Sporting Goods Corp.	2,237	44,762
Biglari Holdings, Inc. (a)	93	37,437
Blue Nile, Inc. (a)	300	10,668
Bob Evans Farms, Inc.	72	3,324
Brown Shoe Co., Inc.	2,171	45,157
CEC Entertainment, Inc.	598	23,950
Churchill Downs, Inc.	97	8,142
Coinstar, Inc. (a)	51	2,970
Cooper Tire & Rubber Co.	5,470	141,345
Crocs, Inc. (a)	9,145	161,318
CSS Industries, Inc.	1,567	43,328
Culp, Inc.	2,233	38,519
Dana Holding Corp.	5,884	111,325
Denny’s Corp. (a)	24,895	150,117
Destination Maternity Corp.	2,348	58,489
Domino’s Pizza, Inc.	2,994	177,454
Einstein Noah Restaurant Group, Inc.	967	13,538
Express, Inc. (a)	9,118	198,772
Flexsteel Industries, Inc.	200	4,546
Gerber Scientific, Inc. (a)(b)	600	—
Harte-Hanks, Inc.	3,627	32,425
hhgregg, Inc. (a)	252	3,929
Hillenbrand, Inc.	4,696	112,047
Hot Topic, Inc.	10,716	149,917
HSN, Inc.	2,013	114,520
Iconix Brand Group, Inc. (a)	1,618	48,686
Interval Leisure Group, Inc.	3,385	73,150
Jack in the Box, Inc. (a)	2,300	83,927
Journal Communications, Inc. (Class A) (a)	3,418	22,627
K12, Inc. (a)	107	3,180
KB Home	332	7,357
Kirkland’s, Inc. (a)	198	2,962
Krispy Kreme Doughnuts, Inc. (a)	6,000	103,920
La-Z-Boy, Inc.	2,963	54,727
Leapfrog Enterprises, Inc. (a)	5,397	51,649
Libbey, Inc. (a)	436	9,226
Lifetime Brands, Inc.	770	10,364
LIN TV Corp. (Class A) (a)	10,275	124,636
Lions Gate Entertainment Corp. (a)	197	5,674

	Principal Amount ($) or Shares	Market Value $
Loral Space & Communications, Inc.	903	54,379
Lumber Liquidators Holdings, Inc. (a)	100	8,211
M/I Homes, Inc. (a)	123	3,057
Maidenform Brands, Inc. (a)	165	3,001
Modine Manufacturing Co. (a)	6,725	68,931
Movado Group, Inc.	158	5,704
Multimedia Games Holding Co., Inc. (a)	5,845	149,574
NACCO Industries, Inc. (Class A)	1,962	109,911
National CineMedia, Inc.	262	4,352
New York & Co., Inc. (a)	1,330	7,382
Nexstar Broadcasting Group, Inc. (Class A)	430	12,040
Office Depot, Inc. (a)	8,527	37,604
Orbitz Worldwide, Inc. (a)	3,039	22,944
Papa John’s International, Inc. (a)	1,850	119,195
Perry Ellis International, Inc.	300	6,333
Pier 1 Imports, Inc.	6,579	152,567
Pool Corp.	100	5,145
Red Robin Gourmet Burgers, Inc. (a)	87	4,568
Rent-A-Center, Inc.	4,644	169,878
RG Barry Corp.	203	2,909
Select Comfort Corp. (a)	160	3,550
SHFL Entertainment, Inc. (a)	205	3,536
Shoe Carnival, Inc.	103	2,501
Sinclair Broadcast Group, Inc. (Class A)	2,584	69,846
Six Flags Entertainment Corp.	752	56,077
Sonic Corp. (a)	3,381	44,393
Stage Stores, Inc.	5,522	127,061
Standard Motor Products, Inc.	2,345	79,261
Stein Mart, Inc.	500	6,465
Steiner Leisure, Ltd. (a)	100	5,079
Stewart Enterprises, Inc. (Class A)	12,881	167,453
Systemax, Inc.	540	5,211
Tenneco, Inc. (a)	617	27,370
Texas Roadhouse, Inc.	870	20,575
The Cato Corp. (Class A)	343	8,541
The Children’s Place Retail Stores, Inc. (a)	59	3,146
The E.W. Scripps Co. (Class A) (a)	3,711	50,655
The Finish Line, Inc. (Class A)	159	3,349
The Jones Group, Inc.	1,769	25,774
The Men’s Wearhouse, Inc.	87	3,149
The Wet Seal, Inc. (Class A) (a)	3,568	17,697
Tower International, Inc. (a)	232	4,387
Town Sports International Holdings, Inc.	10,716	118,090

18	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

True Religion Apparel, Inc.	96	3,057
Unifi, Inc. (a)	700	13,146
Universal Electronics, Inc. (a)	700	18,690
Vail Resorts, Inc.	47	3,010
Valassis Communications, Inc.	6,174	160,462
Zagg, Inc. (a)	464	2,343

		4,582,250

Consumer Staples - 3.6%
B&G Foods, Inc.	98	2,820
Cal-Maine Foods, Inc.	501	22,415
Darling International, Inc. (a)	6,508	127,622
Fresh Del Monte Produce, Inc.	4,241	113,532
Harris Teeter Supermarkets, Inc.	1,167	54,849
Inter Parfums, Inc.	300	8,994
Inventure Foods, Inc. (a)	2,303	17,319
J&J Snack Foods Corp.	101	7,666
John B Sanfilippo & Son, Inc.	1,711	33,142
Lancaster Colony Corp.	39	3,216
Medifast, Inc. (a)	3,102	89,369
Nash Finch Co.	1,174	25,511
Nutraceutical International Corp.	677	13,378
Omega Protein Corp. (a)	400	4,368
Orchids Paper Products Co.	154	3,853
Pilgrim’s Pride Corp. (a)	265	3,169
Revlon, Inc. (Class A) (a)	1,968	39,163
Rite Aid Corp. (a)	68,353	200,958
Seaboard Corp.	6	16,532
Seneca Foods Corp. (Class A) (a)	701	22,397
Spartan Stores, Inc.	220	3,909
Spectrum Brands Holdings, Inc.	53	3,195
Susser Holdings Corp. (a)	832	39,387
The Pantry, Inc. (a)	1,036	12,960
Universal Corp.	2,504	146,810
Village Super Market, Inc. (Class A)	2,370	88,638

		1,105,172

Energy - 5.7%
Adams Resources & Energy, Inc.	200	12,528
Alon USA Energy, Inc.	5,825	106,656
Bristow Group, Inc.	2,470	155,240
Callon Petroleum Co. (a)	1,002	3,727
Cloud Peak Energy, Inc. (a)	2,585	49,632
Crimson Exploration, Inc. (a)	2,459	7,082
CVR Energy, Inc.	382	23,993
Delek US Holdings, Inc.	4,076	146,858
Energy XXI Bermuda, Ltd.	368	9,395
EPL Oil & Gas, Inc. (a)	4,733	144,120
Helix Energy Solutions Group, Inc. (a)	7,145	170,480

	Principal Amount ($) or Shares	Market Value $
ION Geophysical Corp. (a)	489	3,125
Kodiak Oil & Gas Corp. (a)	329	2,889
Matrix Service Co. (a)	1,992	32,848
Natural Gas Services Group, Inc. (a)	200	4,496
Newpark Resources, Inc. (a)	324	3,613
Parker Drilling Co. (a)	26,713	119,140
Pioneer Energy Services Corp. (a)	5,028	35,095
Rentech, Inc.	32,600	71,720
REX American Resources Corp. (a)	5,629	157,162
Stone Energy Corp. (a)	5,359	120,631
Targa Resources Corp.	276	17,780
Tesco Corp. (a)	700	8,932
TGC Industries, Inc.	2,497	21,049
VAALCO Energy, Inc. (a)	6,227	38,109
W&T Offshore, Inc.	4,481	66,050
Warren Resources, Inc. (a)	10,053	29,455
Western Refining, Inc.	5,701	190,242
Westmoreland Coal Co. (a)	200	2,400
Willbros Group, Inc. (a)	306	2,059

		1,756,506

Financials - 22.2%
1st Source Corp.	1,518	36,751
AG Mortgage Investment Trust, Inc. (c)	3,536	80,939
Alexander’s, Inc. (c)	51	15,524
American Assets Trust, Inc. (c)	1,462	47,076
American Capital Mortgage Investment Corp. (c)	111	2,339
Anworth Mortgage Asset Corp. (c)	14,745	83,014
Apollo Commercial Real Estate Finance, Inc. (c)	7,753	129,243
Apollo Investment Corp.	8,362	69,321
Apollo Residential Mortgage, Inc. (c)	3,592	68,464
Ares Commercial Real Estate Corp. (c)	100	1,621
Argo Group International Holdings, Ltd.	2,069	81,957
ARMOUR Residential REIT, Inc. (c)	17,900	92,364
Asset Acceptance Capital Corp. (a)	108	733
Bancfirst Corp.	52	2,229
Banco Latinoamericano de Comercio Exterior SA	3,219	73,812
Bancorp, Inc. (a)	531	7,630
Banner Corp.	1,190	38,175
BBCN Bancorp, Inc.	5,045	65,030
Berkshire Hills Bancorp, Inc.	719	19,291

Enhanced Small Cap Fund	19

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

BlackRock Kelso Capital Corp.	477	4,751
Bryn Mawr Bank Corp.	100	2,268
Capstead Mortgage Corp. (c)	6,654	81,711
Cardinal Financial Corp.	965	14,610
Cathay General Bancorp	1,946	39,484
Chatham Lodging Trust (c)	200	3,710
Chemical Financial Corp.	742	19,359
City Holding Co.	326	12,916
Clifton Savings Bancorp, Inc.	253	3,001
CNO Financial Group, Inc.	5,033	62,107
Colonial Properties Trust (c)	133	2,941
Colony Financial, Inc. (c)	7,319	162,116
Community Trust Bancorp, Inc.	78	2,744
Cousins Properties, Inc. (c)	6,710	69,247
Credit Acceptance Corp. (a)	950	108,167
CubeSmart (c)	194	3,036
CYS Investments, Inc. (c)	1,100	11,308
DFC Global Corp. (a)	208	3,099
DiamondRock Hospitality Co. (c)	246	2,339
Eagle Bancorp, Inc. (a)	88	1,981
Education Realty Trust, Inc. (c)	4,666	48,806
Enterprise Financial Services Corp.	228	3,482
EverBank Financial Corp.	191	2,999
Ezcorp, Inc. (Class A) (a)	2,257	43,176
F.N.B. Corp.	5,375	61,812
FBL Financial Group, Inc. (Class A)	500	20,545
FBR & Co. (a)	1,275	30,855
FelCor Lodging Trust, Inc. (a)(c)	25,597	157,678
Fifth Street Finance Corp.	410	4,305
Financial Institutions, Inc.	153	2,985
First American Financial Corp.	1,512	36,107
First Bancorp	638	9,091
First Commonwealth Financial Corp.	10,432	75,215
First Community Bancshares, Inc.	1,222	18,611
First Financial Corp.	354	10,885
First Financial Holdings, Inc.	2,505	52,780
First Merchants Corp.	1,000	16,560
First Midwest Bancorp, Inc.	9,478	124,730
First Potomac Realty Trust (c)	408	5,581
FirstMerit Corp.	2,722	51,364
Flushing Financial Corp.	1,375	21,491
FNB United Corp. (a)	421	3,587
GFI Group, Inc.	9,963	40,549
Gladstone Capital Corp.	1,945	16,357
Glimcher Realty Trust (c)	1,717	20,055
Gramercy Property Trust, Inc. (a)(c)	5,838	26,388
Hanmi Financial Corp. (a)	539	8,484
Heritage Financial Corp.	100	1,381
Heritage Oaks Bancorp (a)	485	2,871

	Principal Amount ($) or Shares	Market Value $
Hersha Hospitality Trust (c)	9,343	53,442
Horace Mann Educators Corp.	2,473	60,094
ICG Group, Inc. (a)	1,244	13,821
International Bancshares Corp.	1,708	37,200
Invesco Mortgage Capital, Inc. (c)	9,721	181,297
Investment Technology Group, Inc. (a)	11,223	154,990
JAVELIN Mortgage Investment Corp. (c)	2,141	32,950
KCAP Financial, Inc.	278	3,061
Kite Realty Group Trust (c)	1,100	6,677
Lakeland Financial Corp.	100	2,758
Lexington Realty Trust (c)	9,478	119,328
Maiden Holdings, Ltd.	7,565	80,794
MainSource Financial Group, Inc.	2,420	33,638
Manning & Napier, Inc.	155	3,083
MB Financial, Inc.	742	18,928
MCG Capital Corp.	23,201	114,845
Meadowbrook Insurance Group, Inc.	6,830	54,777
Medley Capital Corp.	8,546	124,344
Metro Bancorp, Inc. (a)	1,190	22,979
MetroCorp Bancshares, Inc. (a)	600	5,868
MidWestOne Financial Group, Inc.	219	5,190
Montpelier Re Holdings, Ltd.	5,444	136,046
National Financial Partners Corp. (a)	3,131	78,933
Nelnet, Inc. (Class A)	2,795	109,173
New York Mortgage Trust, Inc. (c)	860	5,814
NorthStar Realty Finance Corp. (c)	4,680	39,452
Northwest Bancshares, Inc.	6,723	83,365
OceanFirst Financial Corp.	220	3,047
Ocwen Financial Corp. (a)	5,517	236,017
OFG Bancorp	8,484	150,846
Old National Bancorp	2,048	27,361
One Liberty Properties, Inc. (c)	100	2,645
Oritani Financial Corp.	1,564	23,976
Pacific Continental Corp.	500	5,600
PennantPark Investment Corp.	2,888	32,172
Pennsylvania Real Estate Investment Trust (c)	200	3,978
PennyMac Mortgage Investment Trust (c)	6,880	148,952
Peoples Bancorp, Inc.	572	11,463
PHH Corp. (a)	2,264	45,642
Platinum Underwriters Holdings, Ltd.	2,625	149,887
Portfolio Recovery Associates, Inc. (a)	213	32,434
Preferred Bank/Los Angeles CA (a)	300	4,851
Primerica, Inc.	2,154	75,864

20	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

PrivateBancorp, Inc.	1,545	29,911
Prospect Capital Corp.	630	6,546
Provident Financial Holdings, Inc.	1,452	22,099
Provident Financial Services, Inc.	536	8,158
Ramco-Gershenson Properties Trust (c)	182	2,841
RLJ Lodging Trust (c)	4,418	102,321
SCBT Financial Corp.	100	5,005
Silver Bay Realty Trust Corp. (c)	677	12,071
Solar Capital, Ltd.	3,661	84,203
Southwest Bancorp, Inc. (a)	2,992	39,973
Sovran Self Storage, Inc. (c)	39	2,530
Starwood Property Trust, Inc. (c)	2,016	51,146
StellarOne Corp.	300	4,695
Sterling Bancorp	300	3,585
Sterling Financial Corp.	153	3,461
Strategic Hotels & Resorts, Inc. (a)(c)	21,077	169,459
Suffolk Bancorp (a)	654	9,849
Summit Hotel Properties, Inc. (c)	557	5,498
Sunstone Hotel Investors, Inc. (a)(c)	12,190	147,011
Susquehanna Bancshares, Inc.	15,435	185,374
SWS Group, Inc. (a)	1,683	10,081
TCP Capital Corp.	1,500	24,000
THL Credit, Inc.	774	11,742
Two Harbors Investment Corp. (c)	19,288	212,747
Umpqua Holdings Corp.	10,742	145,232
Union First Market Bankshares Corp.	700	14,014
Universal Health Realty Income Trust (c)	1,241	56,056
Walter Investment Management Corp. (a)	138	5,025
Washington Real Estate Investment Trust (c)	103	2,865
Webster Financial Corp.	2,600	60,710
WesBanco, Inc.	1,798	45,040
Western Alliance Bancorp (a)	2,893	42,527
Western Asset Mortgage Capital Corp. (c)	270	4,955
Westwood Holdings Group, Inc.	70	2,992
Wilshire Bancorp, Inc. (a)	16,770	110,682
Wintrust Financial Corp.	100	3,774
WisdomTree Investments, Inc. (a)	9,683	120,457
World Acceptance Corp. (a)	531	49,043

		6,800,398

Health Care - 11.9%
Acorda Therapeutics, Inc. (a)	189	6,322
Alkermes PLC (a)	7,023	219,469

	Principal Amount ($) or Shares	Market Value $
Almost Family, Inc.	154	3,045
Alnylam Pharmaceuticals, Inc. (a)	244	7,474
Anika Therapeutics, Inc. (a)	445	6,568
ArQule, Inc. (a)	3,605	9,770
ArthroCare Corp. (a)	2,784	94,461
Astex Pharmaceuticals (a)	18,391	89,196
BioDelivery Sciences International, Inc. (a)	6,422	28,257
BioScrip, Inc. (a)	221	3,090
Cambrex Corp. (a)	8,111	111,607
Cantel Medical Corp.	2,426	82,581
Celldex Therapeutics, Inc. (a)	800	10,232
Chemed Corp.	37	2,591
CONMED Corp.	4,746	156,286
Corvel Corp. (a)	59	3,064
CryoLife, Inc.	18,151	112,355
Cubist Pharmaceuticals, Inc. (a)	3,089	169,741
Curis, Inc. (a)	3,133	11,749
Cynosure, Inc. (Class A) (a)	650	16,191
Dyax Corp. (a)	4,754	14,928
Emergent Biosolutions, Inc. (a)	6,308	89,574
Emeritus Corp. (a)	100	2,542
Endocyte, Inc. (a)	915	12,526
Enzon Pharmaceuticals, Inc.	1,800	5,508
Five Star Quality Care, Inc. (a)	2,900	14,877
Gentiva Health Services, Inc. (a)	5,695	60,709
GTX, Inc. (a)	8,340	49,289
Hanger, Inc. (a)	5,006	159,741
HealthSouth Corp. (a)	111	3,251
Invacare Corp.	2,357	36,533
Isis Pharmaceuticals, Inc. (a)	655	14,181
Keryx Biopharmaceuticals, Inc. (a)	1,700	13,617
Lannett Co., Inc. (a)	271	3,108
Lexicon Pharmaceuticals, Inc. (a)	20,600	49,234
LHC Group, Inc. (a)	300	6,597
Ligand Pharmaceuticals, Inc. (Class B) (a)	277	8,285
LipoScience, Inc. (a)	299	2,018
Magellan Health Services, Inc. (a)	3,231	176,089
Maxygen, Inc.	5,985	14,184
MedAssets, Inc. (a)	7,706	126,378
Molina Healthcare, Inc. (a)	1,100	41,580
National Healthcare Corp.	230	10,923
Neurocrine Biosciences, Inc. (a)	244	3,155
NPS Pharmaceuticals, Inc. (a)	246	3,874
NuVasive, Inc. (a)	2,649	57,536
Omnicell, Inc. (a)	3,185	57,744
Orexigen Therapeutics, Inc. (a)	3,802	24,067
Orthofix International NV (a)	115	3,179
Owens & Minor, Inc.	91	3,110
PAREXEL International Corp. (a)	83	3,792

Enhanced Small Cap Fund	21

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

PDL BioPharma, Inc.	20,391	168,226
Pharmacyclics, Inc. (a)	32	2,932
PharMerica Corp. (a)	2,785	43,474
POZEN, Inc. (a)	775	4,107
Progenics Pharmaceuticals, Inc. (a)	2,758	10,977
Questcor Pharmaceuticals, Inc.	2,927	100,016
Repligen Corp. (a)	3,635	30,098
RTI Biologics, Inc. (a)	12,450	50,422
Sangamo Biosciences, Inc. (a)	5,748	45,984
Santarus, Inc. (a)	6,592	146,804
Sciclone Pharmaceuticals, Inc. (a)	8,774	42,203
Select Medical Holdings Corp.	15,741	124,354
Spectranetics Corp. (a)	501	9,369
Spectrum Pharmaceuticals, Inc.	8,209	67,396
STERIS Corp.	2,517	114,121
SurModics, Inc. (a)	3,358	79,719
Symmetry Medical, Inc. (a)	800	7,464
Team Health Holdings, Inc. (a)	85	3,321
The Medicines Co. (a)	91	2,931
The Providence Service Corp. (a)	2,030	53,511
Threshold Pharmaceuticals, Inc. (a)	5,979	34,200
Triple-S Management Corp. (Class B) (a)	5,473	115,863
US Physical Therapy, Inc.	1,077	30,264
Vanda Pharmaceuticals, Inc. (a)	594	5,423
Vascular Solutions, Inc. (a)	920	13,956
Vical, Inc. (a)	963	3,371
ViroPharma, Inc. (a)	2,960	81,400
WellCare Health Plans, Inc. (a)	894	46,613

		3,654,697

Industrials - 15.3%
A.O. Smith Corp.	1,076	42,179
AAON, Inc.	106	3,523
AAR Corp.	5,516	110,651
Actuant Corp. (Class A)	2,666	90,644
Air Transport Services Group, Inc. (a)	2,538	15,355
Aircastle, Ltd.	3,617	57,221
Alamo Group, Inc.	569	24,183
Alaska Air Group, Inc. (a)	2,962	168,301
Altra Holdings, Inc.	1,703	49,063
AMERCO, Inc.	759	130,852
American Railcar Industries, Inc.	471	16,014
Applied Industrial Technologies, Inc.	1,532	73,643
AT Cross Co. (Class A) (a)	398	5,572
Avis Budget Group, Inc. (a)	2,561	84,923
Barnes Group, Inc.	103	3,113
Barrett Business Services, Inc.	817	47,656

	Principal Amount ($) or Shares	Market Value $
Beacon Roofing Supply, Inc. (a)	100	4,122
Belden, Inc.	2,807	150,034
Brady Corp. (Class A)	3,813	124,075
Briggs & Stratton Corp.	153	3,580
Ceco Environmental Corp.	514	6,204
Celadon Group, Inc.	7,024	137,038
Cenveo, Inc. (a)	3,984	8,765
CLARCOR, Inc.	463	25,113
Columbus McKinnon Corp. (a)	1,700	35,955
Comfort Systems USA, Inc.	5,847	80,806
Consolidated Graphics, Inc. (a)	2,587	120,709
Courier Corp.	4,438	60,135
Deluxe Corp.	4,608	172,339
Dycom Industries, Inc. (a)	4,419	100,532
EMCOR Group, Inc.	4,386	174,344
EnerSys (a)	3,869	192,792
Esterline Technologies Corp. (a)	38	2,789
Exponent, Inc.	55	3,080
Forward Air Corp.	76	2,947
GenCorp, Inc. (a)	217	2,969
Gibraltar Industries, Inc. (a)	174	2,824
GP Strategies Corp. (a)	189	4,727
Granite Construction, Inc.	82	2,531
Griffon Corp.	500	5,770
H&E Equipment Services, Inc.	2,056	46,013
Heartland Express, Inc.	3,125	44,844
Herman Miller, Inc.	116	3,261
Huron Consulting Group, Inc. (a)	71	3,174
Hyster-Yale Materials Handling, Inc.	1,726	106,667
ICF International, Inc. (a)	1,704	51,376
II-VI, Inc. (a)	2,843	47,194
Insperity, Inc.	1,646	49,643
Intersections, Inc.	874	8,067
JetBlue Airways Corp. (a)	900	5,589
John Bean Technologies Corp.	5,123	110,657
Kadant, Inc.	3,753	112,290
Kaydon Corp.	700	18,928
Kforce, Inc.	8,551	127,324
Kimball International, Inc. (Class B)	1,244	12,179
Knoll, Inc.	688	10,774
L.B. Foster Co. (Class A)	1,060	46,969
Lydall, Inc. (a)	3,848	55,642
Marten Transport, Ltd.	2,008	48,172
MasTec, Inc. (a)	260	8,268
Meritor, Inc. (a)	23,988	173,673
Michael Baker Corp.	117	3,077
Miller Industries, Inc/TN	777	12,720
Mine Safety Appliances Co.	100	4,992
Moog, Inc. (Class A) (a)	310	15,522

22	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Mueller Industries, Inc.	40	2,178
MYR Group, Inc. (a)	1,597	32,323
Navigant Consulting, Inc. (a)	2,622	34,558
NCI Building Systems, Inc. (a)	3,400	49,130
NN, Inc. (a)	328	3,037
Nortek, Inc. (a)	584	41,260
Orbital Sciences Corp. (a)	3,957	71,938
Pike Electric Corp.	230	2,795
Primoris Services Corp.	143	3,047
Resources Connection, Inc.	12,164	133,317
Rexnord Corp. (a)	946	18,863
Saia, Inc. (a)	83	3,966
Spirit Airlines, Inc. (a)	6,090	185,319
Steelcase, Inc. (Class A)	11,743	162,523
Swift Transportation Co. (a)	575	9,683
Sypris Solutions, Inc.	2,518	8,309
TAL International Group, Inc. (a)	67	2,831
Taser International, Inc. (a)	16,128	153,055
Tetra Tech, Inc. (a)	2,083	57,428
The Brink’s Co.	2,621	70,321
TMS International Corp. (Class A)	320	4,854
TRC Cos., Inc. (a)	1,459	8,637
TrueBlue, Inc. (a)	3,321	78,176
Tutor Perini Corp. (a)	133	2,463
US Airways Group, Inc. (a)	3,149	55,328
Viad Corp.	800	19,728

		4,689,155

Information Technology - 16.9%
Actuate Corp. (a)	7,127	48,107
Acxiom Corp. (a)	8,130	178,779
Advanced Energy Industries, Inc. (a)	8,076	148,598
Aeroflex Holding Corp. (a)	384	3,034
Alpha & Omega Semiconductor, Ltd. (a)	200	1,578
Amkor Technology, Inc. (a)	7,509	34,091
Anaren, Inc. (a)	784	18,832
Anixter International, Inc. (a)	301	23,096
ARRIS Group, Inc. (a)	8,577	129,770
Aspen Technology, Inc. (a)	6,250	191,375
AVG Technologies NV (a)	2,968	54,107
Aviat Networks, Inc. (a)	2,140	5,671
Benchmark Electronics, Inc. (a)	3,175	61,912
Black Box Corp.	2,596	69,858
Blucora, Inc. (a)	6,781	123,753
Brooks Automation, Inc.	617	6,571
CalAmp Corp. (a)	800	10,536
Calix, Inc. (a)	321	3,364
CEVA, Inc. (a)	928	15,563

	Principal Amount ($) or Shares	Market Value $
Ciena Corp. (a)	185	3,097
Cirrus Logic, Inc. (a)	118	2,154
Coherent, Inc.	1,310	75,194
CommVault Systems, Inc. (a)	555	38,850
Comtech Telecommunications Corp.	2,145	56,628
Comverse, Inc. (a)	900	26,874
CSG Systems International, Inc. (a)	1,621	35,062
CTS Corp.	500	6,010
Daktronics, Inc.	3,300	33,891
Datalink Corp. (a)	2,075	23,779
Dice Holdings, Inc. (a)	13,956	125,883
Digimarc Corp.	181	4,165
Digital River, Inc. (a)	8,393	146,626
DSP Group, Inc. (a)	1,668	13,244
EarthLink, Inc.	15,758	93,445
Ebix, Inc.	172	3,412
Electro Rent Corp.	700	11,907
Electronics for Imaging, Inc. (a)	5,969	166,475
Emulex Corp. (a)	7,592	47,298
Entegris, Inc. (a)	12,097	126,051
Entropic Communications, Inc. (a)	981	4,199
ePlus, Inc.	317	15,764
Fabrinet (a)	2,406	34,959
Fair Isaac Corp.	62	3,043
First Solar, Inc. (a)	592	32,193
Forrester Research, Inc.	84	3,043
Global Cash Access Holdings, Inc. (a)	15,723	103,772
GSI Group, Inc. (a)	367	2,987
Harmonic, Inc. (a)	15,494	94,513
Heartland Payment Systems, Inc.	2,427	77,810
Insight Enterprises, Inc. (a)	7,174	138,099
Integrated Silicon Solution, Inc. (a)	11,207	121,260
Internap Network Services Corp. (a)	446	3,559
IXYS Corp.	3,189	36,355
j2 Global, Inc.	56	2,290
Key Tronic Corp. (a)	1,100	12,496
Lattice Semiconductor Corp. (a)	1,980	10,197
Littelfuse, Inc.	901	66,214
Manhattan Associates, Inc. (a)	2,093	157,038
MAXIMUS, Inc.	60	4,478
Microsemi Corp. (a)	5,832	127,896
MKS Instruments, Inc.	973	27,390
Monotype Imaging Holdings, Inc.	5,497	125,112
Move, Inc. (a)	285	3,246
Multi-Fineline Electronix, Inc. (a)	110	1,749
Netscout Systems, Inc. (a)	2,316	56,395
Newport Corp. (a)	1,991	26,202
Oplink Communications, Inc. (a)	1,841	31,334
PC Connection, Inc.	3,570	59,940

Enhanced Small Cap Fund	23

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Perficient, Inc. (a)	856	10,786
Pericom Semiconductor Corp. (a)	3,550	24,885
Plantronics, Inc.	2,467	113,975
Progress Software Corp. (a)	2,735	64,300
PTC, Inc. (a)	4,337	108,902
QAD, Inc. (Class A)	2,293	28,731
RF Micro Devices, Inc. (a)	16,900	93,288
Rudolph Technologies, Inc. (a)	8,719	106,895
Sanmina Corp. (a)	548	7,442
Sapient Corp. (a)	711	9,158
Silicon Graphics International Corp. (a)	226	3,413
Silicon Image, Inc. (a)	535	3,258
Spansion, Inc. (Class A) (a)	12,104	165,825
support.com, Inc. (a)	672	3,212
Sykes Enterprises, Inc. (a)	6,679	105,595
Symmetricom, Inc. (a)	5,362	26,488
Synacor, Inc. (a)	3,626	13,670
SYNNEX Corp. (a)	1,019	41,320
Tangoe, Inc. (a)	290	4,324
TeleNav, Inc. (a)	2,661	13,544
TeleTech Holdings, Inc. (a)	2,579	58,002
Tellabs, Inc.	1,459	3,020
TiVo, Inc. (a)	7,137	92,353
TTM Technologies, Inc. (a)	345	2,788
Ultra Clean Holdings (a)	5,817	33,797
Ultratech, Inc. (a)	1,284	46,815
Unisys Corp. (a)	8,277	170,920
United Online, Inc.	5,025	34,220
ValueClick, Inc. (a)	3,345	88,107
Verint Systems, Inc. (a)	792	26,587
Websense, Inc. (a)	2,810	69,828
XO Group, Inc. (a)	5,993	61,968

		5,189,589

Materials - 5.5%
A. Schulman, Inc.	3,201	92,509
Axiall Corp.	430	18,554
Boise, Inc.	7,919	63,827
Chemtura Corp. (a)	4,434	101,672
Coeur Mining, Inc. (a)	6,959	98,748
Ferro Corp. (a)	3,000	20,580
FutureFuel Corp.	218	3,048
Graphic Packaging Holding Co. (a)	16,490	126,808
Handy & Harman, Ltd. (a)	206	3,323
Headwaters, Inc. (a)	4,689	49,750
Innospec, Inc.	3,868	158,704
Kaiser Aluminum Corp.	343	21,760
KapStone Paper and Packaging Corp.	105	3,046

	Principal Amount ($) or Shares	Market Value $
Koppers Holdings, Inc.	3,451	142,078
Landec Corp. (a)	4,073	57,185
Materion Corp.	103	3,069
Minerals Technologies, Inc.	2,366	100,792
Myers Industries, Inc.	3,339	49,117
Omnova Solutions, Inc. (a)	14,662	108,645
P.H. Glatfelter Co.	5,266	130,228
Schweitzer-Mauduit International, Inc.	3,786	181,955
Stepan Co.	50	2,702
SunCoke Energy, Inc. (a)	8,129	125,999
Worthington Industries, Inc.	200	6,876

		1,670,975

Telecommunication Services - 1.1%
IDT Corp. (Class B)	2,242	38,989
magicJack VocalTec, Ltd. (a)	6,891	102,883
Premiere Global Services, Inc. (a)	6,220	74,951
USA Mobility, Inc.	1,963	26,461
Vonage Holdings Corp. (a)	30,742	84,233

		327,517

Utilities - 2.7%
American DG Energy, Inc. (a)	933	1,502
Avista Corp.	1,436	38,356
Black Hills Corp.	212	10,064
California Water Service Group	776	15,310
Chesapeake Utilities Corp.	600	31,770
Cleco Corp.	1,302	59,254
Consolidated Water Co., Ltd.	600	6,474
Delta Natural Gas Co., Inc.	1,845	40,092
El Paso Electric Co.	3,945	141,191
Genie Energy, Ltd. (Class B) (a)	2,400	20,616
IDACORP, Inc.	2,403	113,494
Middlesex Water Co.	219	4,216
NorthWestern Corp.	1,137	46,799
PNM Resources, Inc.	6,324	141,784
Portland General Electric Co.	574	17,473
South Jersey Industries, Inc.	265	15,481
Southwest Gas Corp.	1,690	80,021
The Laclede Group, Inc.	639	30,244
UNS Energy Corp.	515	24,143

		838,284

Total Common Stocks (cost $23,297,628)		30,614,543

24	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investment - 1.0%
SSgA Prime Money Market Fund 0.03% (d)(e)
(cost $313,554)	313,554	313,554

Total Investments - 100.9% (identified cost $23,611,182)		30,928,097

Other Assets and Liabilities, Net - (0.9)%		(272,890)

Net Assets - 100.0%		30,655,207

Footnotes:

(a)	Non-income producing security.
(b)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(c)	Real Estate Investment Trust (REIT).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	3	USD	294,930	06/13	15,114

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					15,114

*	Cash collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

Enhanced Small Cap Fund	25

SSgA

Enhanced Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$4,582,250	$—	$—	*	$4,582,250	15.0
Consumer Staples	1,105,172	—	—		1,105,172	3.6
Energy	1,756,506	—	—		1,756,506	5.7
Financials	6,800,398	—	—		6,800,398	22.2
Health Care	3,654,697	—	—		3,654,697	11.9
Industrials	4,689,155	—	—		4,689,155	15.3
Information Technology	5,189,589	—	—		5,189,589	16.9
Materials	1,670,975	—	—		1,670,975	5.5
Telecommunication Services	327,517	—	—		327,517	1.1
Utilities	838,284	—	—		838,284	2.7
Short-Term Investment	313,554	—	—		313,554	1.0

Total Investments	30,928,097	—	—		30,928,097	100.9

Other Assets and Liabilities, Net						(0.9)

						100.0

Other Financial Instruments
Futures Contracts	15,114	—	—		15,114	1.0

Total Other Financial Instruments**	$15,114	$—	$—		$15,114

*	Fund held a Level 3 security that was valued at $0 at May 31, 2013.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

26	Enhanced Small Cap Fund

SSgA

Equity Funds

Notes to Quarterly Report — May 31, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2013. This Quarterly Report reports on four funds: the SSgA Dynamic Small Cap Fund, Clarion Real Estate Fund, SSgA IAM SHARES Fund, and SSgA Enhanced Small Cap Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	27

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

28	Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2013 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2013, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund	Enhanced Small Cap Fund

Cost of Investments for Tax Purposes	$16,343,762	$30,576,062	$136,928,319	$23,611,182

Gross Tax Unrealized Appreciation	2,342,941	16,237,615	78,630,861	7,901,404
Gross Tax Unrealized Depreciation	(190,665)	(126,641)	(14,193,674)	(629,497)

Net Unrealized Appreciation (Depreciation)	$2,152,276	$16,110,974	$64,437,187	$7,271,907

Notes to Quarterly Report	29

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended May 31, 2013 were as follows:

	Dynamic Small Cap Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts

Asset Derivative
Futures contracts*	$3,996	$286,859	$15,114

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.

For the period ended May 31, 2013, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Dynamic Small Cap Fund	IAM SHARES Fund	Enhanced Small Cap Fund

November 30, 2012	—	14	3
February 28, 2013	—	14	2
May 31, 2013	2	12	3

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

30	Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of May 31, 2013, the Enhanced Small Cap Fund had a $14,400 cash collateral balance held in connection with futures contracts purchased (sold).

For the period ended May 31, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA Dynamic Small Cap Fund	Equitize cash and cash equivalents
SSgA IAM SHARES Fund	Equitize cash and cash equivalents
SSgA Enhanced Small Cap Fund	Hedging duration

Contractual Obligation/Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2013, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Dynamic Small Cap Fund	$66,915	Pool of US Treasuries
IAM SHARES Fund	$323,760	Pool of US Treasuries

The Funds cannot repledge or sell non-cash collateral balances.

Notes to Quarterly Report	31

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of May 31, 2013, $5,113,626 of the Central Fund’s net assets represents investments by these Funds, and $11,563,255 represents the investments of other Investment Company Funds not presented herein.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

32	Notes to Quarterly Report

SSgA

Equity Funds

Shareholder Requests for Additional Information — May 31, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	33

INSTITUTIONAL MONEY MARKET FUNDS

U.S. Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2013

SSgA Funds

Institutional Money Market Funds

Quarterly Report

May 31, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 56.0%
U.S. Treasury Bill	250,000,000	0.110	06/06/13	249,996,181
U.S. Treasury Bill	100,000,000	0.078	06/27/13	99,994,403
U.S. Treasury Bill	100,000,000	0.130	06/27/13	99,990,611
U.S. Treasury Bill	125,000,000	0.073	07/05/13	124,991,441
U.S. Treasury Bill	74,000,000	0.123	07/05/13	73,991,439
U.S. Treasury Bill	26,000,000	0.125	07/05/13	25,996,931
U.S. Treasury Bill	71,000,000	0.113	07/11/13	70,991,125
U.S. Treasury Bill	29,000,000	0.115	07/11/13	28,996,294
U.S. Treasury Bill	100,000,000	0.108	07/18/13	99,985,965
U.S. Treasury Bill	100,000,000	0.100	07/25/13	99,985,000
U.S. Treasury Bill	300,000,000	0.053	08/01/13	299,973,312
U.S. Treasury Bill	75,000,000	0.110	08/01/13	74,986,021
U.S. Treasury Bill	200,000,000	0.055	08/08/13	199,979,222
U.S. Treasury Bill	100,000,000	0.110	08/08/13	99,979,222
U.S. Treasury Bill	119,000,000	0.045	08/15/13	118,988,844
U.S. Treasury Bill	181,000,000	0.048	08/15/13	180,982,089
U.S. Treasury Bill	250,000,000	0.043	08/22/13	249,975,799
U.S. Treasury Bill	250,000,000	0.045	08/29/13	249,972,187
U.S. Treasury Bill	75,000,000	0.128	09/05/13	74,974,500
U.S. Treasury Bill	100,000,000	0.115	09/12/13	99,967,097
U.S. Treasury Bill	100,000,000	0.110	09/19/13	99,966,389
U.S. Treasury Bill	125,000,000	0.110	09/26/13	124,955,313
U.S. Treasury Bill	100,000,000	0.108	10/03/13	99,962,972
U.S. Treasury Bill	150,000,000	0.100	10/10/13	149,945,416
U.S. Treasury Bill	150,000,000	0.090	10/17/13	149,948,250
U.S. Treasury Bill	300,000,000	0.085	10/24/13	299,897,292
U.S. Treasury Bill	150,000,000	0.085	11/07/13	149,943,688

Total Treasury Debt (amortized cost $3,699,317,003)				3,699,317,003

Total Investments - 56.0% (amortized cost $3,699,317,003)				3,699,317,003

Repurchase Agreements - 44.6%
Treasury Repurchase Agreements - 44.6%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.050% to be repurchased at $100,000,972 on June 7, 2013, collateralized by: $108,495,708 par various United States Government Treasury Obligations valued at $102,000,001.				100,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $406,000,000 dated May 31, 2013 at 0.060% to be repurchased at $406,002,030 on June 3, 2013, collateralized by: $375,743,800 par various United States Government Treasury Obligations valued at $414,724,321.				406,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $687,000,000 dated May 31, 2013 at 0.060% to be repurchased at $687,003,435 on June 3, 2013, collateralized by: $724,451,700 par various United States Government Treasury Obligations valued at $700,740,014.				687,000,000

2	U.S. Treasury Money Market Fund

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Value $

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $300,000,000 dated May 31, 2013 at 0.060% to be repurchased at $300,001,500 on June 3, 2013, collateralized by: $271,531,800 par various United States Government Treasury Obligations valued at $306,000,040.	300,000,000
Agreement with Credit Suisse Securities (USA) LLC and JPMorgan Chase & Co. (Tri-Party) of $65,000,000 dated May 31, 2013 at 0.060% to be repurchased at $65,000,325 on June 3, 2013, collateralized by: $62,075,000 par various United States Government Treasury Obligations valued at $66,301,603.	65,000,000
Agreement with Credit Suisse Securities (USA) LLC and JPMorgan Chase & Co. (Tri-Party) of $75,000,000 dated May 31, 2013 at 0.030% to be repurchased at $75,000,375 on June 6, 2013, collateralized by: $75,910,300 par various United States Government Treasury Obligations valued at $76,505,175.	75,000,000
Agreement with Deutsche Bank AG and The of New York Mellon Corp. (Tri-Party) of $266,000,000 dated May 31, 2013 at 0.060% to be repurchased at $266,001,330 on June 3, 2013, collateralized by: $273,256,400 par various United States Government Treasury Obligations valued at $271,320,075.	266,000,000
Agreement with HSBC Securities USA, Inc. and JPMorgan Chase & Co. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.020% to be repurchased at $100,000,278 on June 5, 2013, collateralized by: $124,651,062 par various United States Government Treasury Obligations valued at $102,003,774.	100,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $35,000,000 dated May 31, 2013 at 0.120% to be repurchased at $35,000,817 on June 7, 2013, collateralized by: $34,081,600 par various United States Government Treasury Obligations valued at $35,700,011.	35,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $99,000,000 dated May 31, 2013 at 0.060% to be repurchased at $99,000,495 on June 3, 2013, collateralized by: $101,101,100 par various United States Government Treasury Obligations valued at $100,995,895.	99,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $300,000,000 dated May 31, 2013 at 0.060% to be repurchased at $300,001,500 on June 3, 2013, collateralized by: $291,784,400 par various United States Government Treasury Obligations valued at $306,000,015.	300,000,000
Agreement with RBS Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $104,000,000 dated May 31, 2013 at 0.060% to be repurchased at $104,000,520 on June 3, 2013, collateralized by: $102,355,300 par various United States Government Treasury Obligations valued at $106,080,060.	104,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $300,000,000 dated May 31, 2013 at 0.060% to be repurchased at $300,001,500 on June 3, 2013, collateralized by: $251,661,600 par various United States Government Treasury Obligations valued at $306,000,045.	300,000,000

U.S. Treasury Money Market Fund	3

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Value $

Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $113,000,000 dated May 31, 2013 at 0.060% to be repurchased at $113,000,565 on June 3, 2013, collateralized by: $113,409,600 par various United States Government Treasury Obligations valued at $115,260,067.	113,000,000

Total Treasury Repurchase Agreements (identified cost $2,950,000,000)	2,950,000,000

Total Repurchase Agreement (identified cost $2,950,000,000)	2,950,000,000

Total Investments and Repurchase Agreements - 100.6% (a) (cost $6,649,317,003) (b)	6,649,317,003

Other Assets and Liabilities, Net - (0.6)%	(42,316,238)

Net Assets - 100.0%	6,607,000,765

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(b)	The identified cost for Federal income tax purposes.

See accompanying notes which are an integral part of the quarterly report.

4	U.S. Treasury Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 5.7%
Kells Funding LLC (a)	150,000,000	0.240	06/14/13	149,987,000
Kells Funding LLC (a)	50,000,000	0.240	06/19/13	49,994,000
Kells Funding LLC (a)	50,000,000	0.230	07/02/13	49,990,097
Kells Funding LLC (a)	50,000,000	0.223	09/05/13	49,970,666
Kells Funding LLC (a)	50,000,000	0.223	09/23/13	49,965,167
Northern Pines Funding LLC (a)	135,000,000	0.240	06/10/13	134,991,900

Total Asset Backed Commercial Paper (amortized cost $484,898,830)				484,898,830

Certificates of Deposit - 47.5%
Bank of Montreal	80,000,000	0.180	06/03/13	80,000,000
Bank of Montreal (next reset date 06/18/13) (b)	100,000,000	0.268	11/15/13	100,000,000
Bank of Nova Scotia	100,000,000	0.200	06/24/13	100,000,000
Bank of Nova Scotia (next reset date 06/07/13) (b)	130,000,000	0.268	11/04/13	130,000,000
Bank of Tokyo - Mitsubishi	200,000,000	0.240	06/12/13	200,000,000
Barclays Bank	50,000,000	0.450	06/10/13	50,000,000
Barclays Bank (next reset date 06/03/13) (b)	175,000,000	0.408	09/03/13	175,000,000
BNP Paribas	115,000,000	0.260	07/08/13	115,000,000
Canadian Imperial Bank of Commerce (next reset date 06/05/13) (b)	75,000,000	0.278	11/01/13	75,000,000
Cooperatieve Centrale (next reset date 07/09/13) (b)	200,000,000	0.309	10/09/13	200,000,000
Deutsche Bank AG	75,000,000	0.240	06/03/13	75,000,000
Deutsche Bank AG	200,000,000	0.255	09/27/13	200,000,000
DNB Bank ASA (next reset date 06/05/13) (b)	150,000,000	0.338	07/05/13	149,999,252
ING Bank NV	250,000,000	0.300	06/17/13	250,000,000
ING Bank NV	75,000,000	0.290	08/05/13	75,000,000
Lloyds TSB Bank	200,000,000	0.200	08/01/13	200,000,000
National Australia Bank Ltd. (next reset date 06/28/13) (b)	100,000,000	0.293	09/30/13	100,000,000
National Australia Bank Ltd. (next reset date 06/28/13) (b)	100,000,000	0.299	09/30/13	100,000,000
Nordea Bank AB	30,000,000	0.210	06/04/13	30,000,000
Nordea Bank AB	300,000,000	0.260	06/06/13	299,999,792
Norinchukin Bank	125,000,000	0.170	06/19/13	125,000,000
Norinchukin Bank	125,000,000	0.170	06/26/13	125,000,000
Norinchukin Bank	125,000,000	0.170	06/27/13	125,000,000
Rabobank Nederland NV (b)	25,000,000	0.346	07/25/13	25,000,000
Rabobank Nederland NV (b)	55,000,000	0.356	07/25/13	55,000,000
Royal Bank of Canada (b)	30,000,000	0.325	08/12/13	30,000,000
Royal Bank of Canada (b)	21,100,000	0.323	08/27/13	21,100,000
Royal Bank of Canada (next reset date 06/06/13) (b)	36,300,000	0.333	09/06/13	36,300,000
Royal Bank of Canada (next reset date 06/10/13) (b)	44,000,000	0.319	04/09/14	44,000,000
Royal Bank of Canada (next reset date 06/16/13) (b)	24,000,000	0.318	04/16/14	24,000,000
Skandinaviska Enskilda Banken AB (next reset date 06/04/13) (b)	190,000,000	0.323	12/27/13	190,000,000
Svenska Handelsbanken AB	72,000,000	0.255	07/08/13	72,000,370
Svenska Handelsbanken AB	45,000,000	0.255	07/15/13	45,000,275
Svenska Handelsbanken AB	85,000,000	0.225	08/01/13	85,000,719
Svenska Handelsbanken AB	40,000,000	0.220	08/02/13	40,000,000
Swedbank AB (next reset date 06/05/13) (b)	101,000,000	0.368	11/05/13	101,000,000
UBS AG (next reset date 06/28/13) (b)	174,838,000	0.274	10/28/13	174,838,000
Westpac Banking Corp. (next reset date 07/17/13) (b)	45,000,000	0.328	01/17/14	44,998,582

Total Certificates of Deposit (amortized cost $4,068,236,990)				4,068,236,990

Prime Money Market Fund	5

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Financial Company Commercial Paper - 11.2%
Australia & New Zealand (a)	40,000,000	0.213	07/01/13	39,993,000
Caisse des Depots et Consignations (a)	60,000,000	0.240	06/05/13	59,998,400
Caisse des Depots et Consignations (a)	120,000,000	0.235	07/08/13	119,971,017
Caisse des Depots et Consignations (a)	100,000,000	0.235	08/06/13	99,956,917
Caisse des Depots et Consignations (a)	31,000,000	0.220	09/03/13	30,982,192
Collateralized Commercial Paper Co. LLC (a)	80,000,000	0.350	07/08/13	79,972,044
Collateralized Commercial Paper Co. LLC	85,000,000	0.300	07/29/13	84,958,917
Commonwealth Bank of Australia (a)	12,000,000	0.172	08/29/13	11,994,957
General Electric Capital Corp.	24,000,000	0.200	06/25/13	23,996,800
General Electric Capital Corp.	25,000,000	0.200	07/03/13	24,995,555
General Electric Capital Corp.	51,000,000	0.223	07/30/13	50,981,612
HSBC Bank PLC (a)(b)	40,000,000	0.329	07/09/13	40,000,000
HSBC Bank PLC (next reset date 08/05/13) (a)(b)	24,000,000	0.323	02/05/14	23,998,518
HSBC Bank PLC (next reset date 08/07/13) (a)(b)	16,000,000	0.323	02/07/14	15,999,780
National Australia Funding (a)	30,000,000	0.172	08/30/13	29,987,250
National Australia Funding (a)	62,000,000	0.172	08/30/13	61,973,650
Nationwide Building Society (a)	17,000,000	0.230	07/05/13	16,996,307
Skandinaviska Enskilda Banken AB (a)	43,000,000	0.250	08/23/13	42,975,215
Skandinaviska Enskilda Banken AB (a)	32,000,000	0.250	08/27/13	31,980,667
Toyota Motor Credit Corp.	25,000,000	0.200	07/23/13	24,992,778
Westpac Banking Corp. (next reset date 07/22/13) (b)	40,000,000	0.326	01/21/14	40,000,000

Total Financial Company Commercial Paper (amortized cost $956,705,576)				956,705,576

Other Notes - 5.2%
Bank of America NA	150,000,000	0.270	08/01/13	150,000,000
Bank of America NA	75,000,000	0.280	07/01/13	75,000,000
JPMorgan Chase Bank NA (next reset date 06/07/13) (b)	60,000,000	0.361	06/06/14	60,000,000
JPMorgan Chase Bank NA (next reset date 07/22/13) (b)	35,000,000	0.356	06/20/14	35,000,000
Societe Generale	10,288,000	0.100	06/03/13	10,288,000
Svenska Handelsbanken AB (next reset date 06/27/13) (a)(b)	40,000,000	0.283	11/27/13	40,000,000
Toyota Motor Credit Corp. (next reset date 06/10/13) (b)	21,070,000	0.331	09/09/13	21,070,000
Wells Fargo Bank NA (next reset date 06/20/13) (b)	58,000,000	0.338	06/20/14	58,000,000

Total Other Notes (amortized cost $449,358,000)				449,358,000

Total Investments - 69.6% (amortized cost $5,959,199,396)				5,959,199,396

Repurchase Agreements - 30.4%
Government Agency Repurchase Agreements - 25.7%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.070% to be repurchased at $100,001,361 on June 7, 2013, collateralized by: $490,490,958 par various United States Government Mortgage Agency Obligations valued at $102,000,000.				100,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $133,000,000 dated May 31, 2013 at 0.070% to be repurchased at $133,000,776 on June 3, 2013, collateralized by: $136,509,000 par various United States Government Mortgage Agency Obligations valued at $135,660,532.				133,000,000

6	Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Value $

Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $375,000,000 dated May 31, 2013 at 0.090% to be repurchased at $375,002,813 on June 3, 2013, collateralized by: $400,229,071 par various United States Government Mortgage Agency Obligations valued at $382,500,001.	375,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $381,000,000 dated May 31, 2013 at 0.070% to be repurchased at $381,002,223 on June 3, 2013, collateralized by: $468,593,435 par various United States Government Mortgage Agency Obligations valued at $388,620,001.	381,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $139,000,000 dated May 31, 2013 at 0.090% to be repurchased at $139,001,043 on June 3, 2013, collateralized by: $316,751,421 par various United States Government Mortgage Agency Obligations valued at $141,780,000.	139,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $74,000,000 dated May 31, 2013 at 0.070% to be repurchased at $74,000,432 on June 3, 2013, collateralized by: $72,850,800 par various United States Government Mortgage Agency Obligations valued at $75,480,083.	74,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.060% to be repurchased at $100,000,833 on June 5, 2013, collateralized by: $207,151,420 par various United States Government Mortgage Agency Obligations valued at $102,000,000.	100,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $146,000,000 dated May 31, 2013 at 0.100% to be repurchased at $146,001,217 on June 3, 2013, collateralized by: $380,881,647 par various United States Government Mortgage Agency Obligations valued at $148,920,001.	146,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated May 31, 2013 at 0.050% to be repurchased at $150,001,042 on June 5, 2013, collateralized by: $336,462,687 par various United States Government Mortgage Agency Obligations valued at $153,000,001.	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $53,000,000 dated May 31, 2013 at 0.060% to be repurchased at $53,000,265 on June 3, 2013, collateralized by: $54,581,000 par various United States Government Mortgage Agency Obligations valued at $54,060,146.	53,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $350,000,000 dated May 31, 2013 at 0.090% to be repurchased at $350,002,625 on June 3, 2013, collateralized by: $392,338,540 par various United States Government Mortgage Agency Obligations valued at $357,000,001.	350,000,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri-Party) of $45,000,000 dated May 31, 2013 at 0.090% to be repurchased at $45,000,338 on June 3, 2013, collateralized by: $44,802,731 par various United States Government Mortgage Agency Obligations valued at $45,900,001.	45,000,000

Prime Money Market Fund	7

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Value $

Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated May 31, 2013 at 0.090% to be repurchased at $150,001,125 on June 3, 2013, collateralized by: $153,491,414 par various United States Government Mortgage Agency Obligations valued at $153,000,000.	150,000,000

Total Government Agency Repurchase Agreements (identified cost $2,196,000,000)	2,196,000,000

Treasury Repurchase Agreements - 4.7%
Agreement with Credit Suisse Securities (USA) LLC and JPMorgan Chase & Co. (Tri-Party) of $200,000,000 dated May 31, 2013 at 0.030% to be repurchased at $200,000,667 on June 4, 2013, collateralized by: $195,370,000 par various United States Government Treasury Obligations valued at $204,000,662.	200,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated May 31, 2013 at 0.120% to be repurchased at $50,001,167 on June 7, 2013, collateralized by: $51,011,900 par various United States Government Treasury Obligations valued at $51,000,014.	50,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $153,000,000 dated May 31, 2013 at 0.060% to be repurchased at $153,000,765 on June 3, 2013, collateralized by: $151,863,300 par various United States Government Treasury Obligations valued at $156,333,556.	153,000,000

Total Treasury Repurchase Agreements (identified cost $403,000,000)	403,000,000

Total Repurchase Agreement (identified cost $2,599,000,000)	2,599,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $8,558,199,396) (d)	8,558,199,396

Other Assets and Liabilities, Net - 0.0% (e)	81,026

Net Assets - 100.0%	8,558,280,422

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.
(e)	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

8	Prime Money Market Fund

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2013. This Quarterly Report reports on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

10	Notes to Quarterly Report

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Contractual Obligation/Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of May 31, 2013, $16,676,881 represents the investments of other Investment Company Funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2013, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

Notes to Quarterly Report	11

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

12	Shareholder Requests for Additional Information

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2013

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Bond Market Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.5%
Asset-Backed Securities - 2.0%
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3 1.050%, due 10/11/16	200,000	201,072
Bank of America Auto Trust Series 2012-1 Class A3 0.780%, due 06/15/16	58,000	58,189
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.360%, due 08/17/20	219,000	218,742
Toyota Auto Receivables Owner Trust Series 2012-A Class A 0.750%, due 02/16/16	148,000	148,469

		626,472

Corporate Bonds and Notes - 32.7%
AbbVie, Inc. 4.400%, due 11/06/42 (a)	65,000	63,487
Aetna, Inc. 1.500%, due 11/15/17	125,000	124,061
Alabama Power Co. 5.700%, due 02/15/33	50,000	60,023
Altria Group, Inc. 4.250%, due 08/09/42	175,000	154,367
American Honda Finance Corp. 1.450%, due 02/27/15 (a)	125,000	126,434
American International Group, Inc. 3.800%, due 03/22/17	150,000	160,299
Anheuser-Busch InBev Worldwide, Inc. 3.750%, due 07/15/42	53,000	48,151
Ashland, Inc. 3.875%, due 04/15/18 (a)	109,000	111,998
AutoZone, Inc. 2.875%, due 01/15/23	175,000	165,582
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.500%, due 04/01/23 (a)	179,000	180,790
Avon Products, Inc. 4.600%, due 03/15/20	82,000	86,661
Axiall Corp. 4.875%, due 05/15/23 (a)	150,000	150,750
Bank of America Corp. 3.300%, due 01/11/23	150,000	145,303
CBS Corp. 1.950%, due 07/01/17	200,000	201,282

	Principal Amount ($) or Shares	Market Value $
Celgene Corp. 1.900%, due 08/15/17	150,000	150,687
Citigroup, Inc. 3.375%, due 03/01/23	92,000	90,531
CMS Energy Corp. 4.700%, due 03/31/43	87,000	85,975
Comcast Corp.
6.400%, due 03/01/40	50,000	63,543
4.650%, due 07/15/42	48,000	49,050
Daimler Finance North America LLC 2.950%, due 01/11/17 (a)	125,000	130,272
Delphi Corp. 5.875%, due 05/15/19	175,000	186,812
Detroit Edison Co. 2.650%, due 06/15/22	200,000	198,252
Diageo Investment Corp. 4.250%, due 05/11/42	53,000	52,182
Digital Realty Trust LP 4.500%, due 07/15/15	175,000	184,742
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
1.750%, due 01/15/18	52,000	51,280
3.800%, due 03/15/22	175,000	177,475
Discover Bank/Greenwood DE 2.000%, due 02/21/18	250,000	248,258
Energy Transfer Partners LP 3.600%, due 02/01/23	175,000	170,802
Enterprise Products Operating LLC 1.250%, due 08/13/15	49,000	49,286
Fidelity National Information Services, Inc.
5.000%, due 03/15/22	140,000	149,800
3.500%, due 04/15/23	66,000	63,539
Ford Motor Co. 7.450%, due 07/16/31	150,000	188,994
Freeport-McMoRan Copper & Gold, Inc. 3.100%, due 03/15/20 (a)	175,000	171,216
GATX Corp.
2.375%, due 07/30/18	81,000	81,340
3.900%, due 03/30/23	88,000	88,424
General Electric Capital Corp. Series B 6.250%, due 12/31/49 (b)	200,000	221,500
General Motors Financial Co., Inc. 3.250%, due 05/15/18 (a)	44,000	43,615
Glencore Funding LLC 2.500%, due 01/15/19 (a)	250,000	245,292

2	Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The) 2.375%, due 01/22/18	250,000	251,298
Halcon Resources Corp. 8.875%, due 05/15/21	175,000	178,063
Host Hotels & Resorts LP 4.750%, due 03/01/23	175,000	185,134
HSBC Bank USA NA NY Series BKNT 5.625%, due 08/15/35	75,000	82,366
ING US, Inc.
3.150%, due 02/15/18 (a)	175,000	178,187
5.750%, due 07/15/22 (a)	200,000	223,195
Jabil Circuit, Inc. 4.700%, due 09/15/22	250,000	253,125
JPMorgan Chase & Co. 5.600%, due 07/15/41	75,000	86,577
Laboratory Corp. of America Holdings 3.750%, due 08/23/22	140,000	139,778
Life Technologies Corp. 3.500%, due 01/15/16	175,000	183,115
Lorillard Tobacco Co. 2.300%, due 08/21/17	77,000	77,257
Macy’s Retail Holdings, Inc. 2.875%, due 02/15/23	143,000	136,725
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500%, due 07/15/23	119,000	115,728
McKesson Corp. 1.400%, due 03/15/18	175,000	172,869
Morgan Stanley
2.125%, due 04/25/18	122,000	120,426
5.500%, due 07/28/21	156,000	175,939
3.750%, due 02/25/23	38,000	37,693
NBCUniversal Enterprise, Inc. 1.974%, due 04/15/19 (a)	200,000	199,644
Oglethorpe Power Corp. 5.250%, due 09/01/50	100,000	105,177
Phillips 66 4.300%, due 04/01/22	125,000	134,793
Pioneer Natural Resources Co. 3.950%, due 07/15/22	175,000	180,551
PolyOne Corp. 5.250%, due 03/15/23 (a)	114,000	117,135
Procter & Gamble - Esop Series A 9.360%, due 01/01/21	17,531	22,981
Prudential Financial, Inc. 5.625%, due 06/15/43 (c)	250,000	263,750
Regions Financial Corp. 2.000%, due 05/15/18	250,000	244,833

	Principal Amount ($) or Shares	Market Value $
Revlon Consumer Products Corp. 5.750%, due 02/15/21 (a)	250,000	254,375
Santander Holdings USA, Inc. 3.000%, due 09/24/15	50,000	51,518
SLM Corp. 3.875%, due 09/10/15	125,000	127,500
Spectra Energy Capital LLC 5.650%, due 03/01/20	125,000	144,327
Staples, Inc. 2.750%, due 01/12/18	175,000	178,092
The Hertz Corp. 6.250%, due 10/15/22	175,000	190,094
TJX Cos., Inc. 2.500%, due 05/15/23	80,000	76,781
United Technologies Corp. 4.500%, due 06/01/42	33,000	34,065
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	175,000	184,625
Verizon New York, Inc. Series B 7.375%, due 04/01/32	100,000	125,985
Xerox Corp. 2.950%, due 03/15/17	170,000	174,370

		10,330,126

International Debt - 14.0%
America Movil SAB de CV 3.125%, due 07/16/22	200,000	190,868
Barclays Bank PLC
2.750%, due 02/23/15	125,000	128,843
7.750%, due 04/10/23 (c)	200,000	203,250
BNP Paribas SA 3.250%, due 03/03/23	175,000	167,630
British Telecommunications PLC 2.000%, due 06/22/15	200,000	204,781
Canadian Pacific Railway Co. 9.450%, due 08/01/21	40,000	56,721
Covidien International Finance SA 1.350%, due 05/29/15	150,000	151,650
Deutsche Bank AG 4.296%, due 05/24/28 (c)	200,000	192,884
European Investment Bank 5.125%, due 09/13/16	150,000	170,880
Federal Republic of Brazil 8.000%, due 01/15/18	27,778	31,944
Fomento Economico Mexicano SAB de CV 2.875%, due 05/10/23	150,000	141,225
Heineken NV 1.400%, due 10/01/17 (a)	250,000	246,824

Bond Market Fund	3

SSgA

Bond Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

ING Bank NV 3.750%, due 03/07/17 (a)	250,000	265,597
Intesa Sanpaolo SpA 3.125%, due 01/15/16	200,000	198,910
Kansas City Southern de Mexico SA de CV 3.000%, due 05/15/23 (a)	85,000	81,801
LeasePlan Corp. NV 2.500%, due 05/16/18 (a)	225,000	220,003
LyondellBasell Industries NV 5.000%, due 04/15/19	227,000	256,223
Mallinckrodt International Finance SA 3.500%, due 04/15/18 (a)	200,000	202,261
NCL Corp., Ltd. 5.000%, due 02/15/18 (a)	200,000	204,000
Petroleos Mexicanos 4.875%, due 01/24/22	75,000	79,875
QBE Insurance Group, Ltd. 2.400%, due 05/01/18 (a)	250,000	248,590
Royal Bank of Scotland Group PLC
2.550%, due 09/18/15	63,000	64,710
6.125%, due 12/15/22	250,000	257,537
Sanofi 1.250%, due 04/10/18	64,000	63,059
Tyco Electronics Group SA 1.600%, due 02/03/15	125,000	126,335
Xstrata Finance Canada, Ltd. 2.700%, due 10/25/17 (a)	250,000	252,630

		4,409,031

Mortgage-Backed Securities - 35.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061%, due 03/11/41 (c)	107,824	108,279
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623%, due 10/15/41	128,316	129,016
Fannie Mae
7.500%, due 05/01/15	203	203
7.500%, due 05/01/15	476	482
7.500%, due 06/01/15	2,200	2,289
7.500%, due 06/01/15	810	821
6.500%, due 01/01/16	5,113	5,357
5.500%, due 01/01/18	27,977	29,899
5.500%, due 03/01/18	43,324	47,166
5.000%, due 09/01/18	159,987	171,279
5.500%, due 07/01/19	36,730	39,988

	Principal Amount ($) or Shares	Market Value $
4.500%, due 11/01/22	139,297	148,818
8.000%, due 02/01/23	322	323
4.500%, due 05/01/23	1,054	1,124
9.000%, due 11/01/25	122,601	145,771
4.000%, due 12/01/25	422,671	455,573
9.000%, due 06/01/26	1,170	1,429
7.500%, due 01/01/27	35,075	40,065
6.000%, due 10/01/28	3,051	3,383
6.000%, due 12/01/28	1,780	2,002
6.000%, due 01/01/29	1,355	1,508
7.000%, due 09/01/29	603	712
7.500%, due 09/01/30	1,290	1,485
6.000%, due 06/01/33	25,759	28,808
4.500%, due 09/01/33	214,179	229,577
6.000%, due 12/01/33	39,832	44,547
5.500%, due 02/01/34	132,175	144,533
5.500%, due 05/01/34	152,240	166,855
5.000%, due 08/01/35	200,563	217,139
2.491%, due 01/01/36 (c)	447,598	475,152
6.000%, due 02/01/38	151,503	165,084
4.500%, due 10/01/39	162,520	173,696
4.000%, due 12/01/39	358,549	378,024
4.500%, due 12/01/39	203,056	217,020
4.000%, due 01/01/40	14,206	14,982
4.500%, due 01/01/40	443,819	474,340
4.000%, due 03/01/40	332,099	350,345
4.500%, due 05/01/40	46,377	49,625
15 Year TBA, 2.500% (d)	850,000	867,299
30 Year TBA, 3.000% (d)	1,575,000	1,581,891
Freddie Mac
6.000%, due 09/01/16	19,111	20,281
7.000%, due 09/01/16	23,692	25,216
7.000%, due 09/01/16	547	548
4.500%, due 05/01/19	95,850	101,075
4.500%, due 05/01/23	23,668	25,092
8.500%, due 04/01/25	460	462
7.000%, due 02/01/30	691	810
6.000%, due 12/01/33	22,553	25,039
5.000%, due 12/01/35	576,102	618,043
5.500%, due 06/01/38	407,088	445,852
4.500%, due 06/01/39	103,699	109,989
Ginnie Mae I
7.500%, due 12/15/22	327	369
7.000%, due 08/15/23	1,660	1,919
7.000%, due 10/15/23	33,310	38,493
7.500%, due 10/15/23	105	106
6.500%, due 01/15/24	813	846
7.500%, due 02/15/24	11,500	13,008
7.500%, due 05/15/24	10,039	11,511
8.500%, due 06/15/25	4,303	4,420

4	Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

8.500%, due 06/15/28	9,979	10,535
7.500%, due 09/15/28	3,523	4,025
7.000%, due 11/15/28	8,256	9,659
7.500%, due 11/15/28	8,688	9,568
6.500%, due 12/15/28	7,159	8,314
7.500%, due 09/15/29	608	709
8.000%, due 12/15/29	5,328	5,877
8.000%, due 01/15/30	9,795	11,520
8.000%, due 05/15/30	2,783	2,846
8.000%, due 08/15/30	10,930	12,099
7.500%, due 09/15/30	784	815
7.500%, due 10/15/30	129	131
8.000%, due 10/15/30	2,594	2,881
7.500%, due 11/15/30	63	66
7.500%, due 11/15/30	10,526	10,837
7.000%, due 05/15/32	6,752	6,984
7.500%, due 05/15/32	1,740	1,910
6.500%, due 06/15/32	3,384	3,964
6.500%, due 06/15/32	4,471	5,271
7.000%, due 06/15/32	2,521	2,967
7.000%, due 09/15/32	33,453	40,988
6.500%, due 10/15/32	28,931	32,844
5.000%, due 11/15/33	104,743	113,983
6.000%, due 01/15/38	137,222	153,422
5.500%, due 12/15/38	98,821	107,145
5.000%, due 05/15/39	197,126	213,469
4.500%, due 07/15/39	354,139	381,009
4.000%, due 12/15/40	221,707	242,426
4.500%, due 06/15/41	123,086	131,733
30 Year TBA, 3.000% (d)	600,000	610,852
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444%, due 03/10/39	300,000	337,735
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560%, due 11/10/39	200,000	224,667
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852%, due 06/12/47	39,888	40,514

		11,100,733

United States Government Agencies - 1.9%
Federal Home Loan Mortgage Corp. 6.750%, due 03/15/31	125,000	182,805
Federal National Mortgage Association 1.250%, due 09/28/16	425,000	433,044

		615,849

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 10.8%
United States Treasury Bonds
5.375%, due 02/15/31	440,000	592,556
4.500%, due 02/15/36	65,000	80,123
4.375%, due 05/15/40	47,000	57,039
4.375%, due 05/15/41	350,000	424,922
3.125%, due 11/15/41	180,000	174,994
3.000%, due 05/15/42	250,000	236,523
2.750%, due 11/15/42	275,000	246,168
United States Treasury Notes
0.875%, due 01/31/18	500,000	497,500
0.625%, due 04/30/18	250,000	245,098
1.000%, due 08/31/19	488,000	477,058
2.000%, due 02/15/23	160,000	158,300
1.750%, due 05/15/23	225,000	216,773

		3,407,054

Total Long-Term Investments (cost $29,754,419)		30,489,265

Short-Term Investments - 13.5%
Anglo American Capital PLC 2.150%, due 09/27/13 (a)	250,000	250,975
BBVA US Senior SAU 3.250%, due 05/16/14	110,000	111,174
Fannie Mae 6.000%, due 12/01/13	9,682	9,751
Fannie Mae 5.500%, due 01/01/14	254	270
Fannie Mae 6.500%, due 04/01/14	14,415	14,529
Ginnie Mae I 10.000%, due 11/15/13	94	94
SSgA Prime Money Market Fund 0.03% (e)(f)	3,847,135	3,847,135
United States Treasury Bill Zero Coupon, due 08/01/13 (g)(h)	30,000	29,999

Total Short-Term Investments (cost $4,261,762)		4,263,927

Total Investments - 110.0% (identified cost $34,016,181)		34,753,192

Other Assets and Liabilities, Net - (10.0)%		(3,163,530)

Net Assets - 100.0%		31,589,662

See accompanying notes which are an integral part of the quarterly report.

Bond Market Fund	5

SSgA

Bond Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)	Forward commitment.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Rate noted is yield-to-maturity from date of acquisition.
(h)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

PLC - Public Limited Company

TBA - To Be Announced Security

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 2 Year Note Futures	6	USD	1,320,844	09/13	(1,125)

Short Positions
United States Treasury 10 Year Note Futures	15	USD	1,938,281	09/13	6,211

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					5,086

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$626,472	$—	$626,472	2.0
Corporate Bonds and Notes	—	10,330,126	—	10,330,126	32.7
International Debt	—	4,409,031	—	4,409,031	14.0
Mortgage-Backed Securities	—	11,100,733	—	11,100,733	35.1
United States Government Agencies	—	615,849	—	615,849	1.9
United States Government Treasuries	—	3,407,054	—	3,407,054	10.8
Short-Term Investments	3,847,135	416,792	—	4,263,927	13.5

Total Investments	3,847,135	30,906,057	—	34,753,192	110.0

Other Assets and Liabilities, Net					(10.0)

					100.0

Other Financial Instruments
Futures Contracts	5,086	—	—	5,086	(—	)*

Total Other Financial Instruments**	$5,086	$—	$—	$5,086

*	Less than 0.05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

6	Bond Market Fund

SSgA

Intermediate Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.4%
Asset-Backed Securities - 2.0%
Ally Master Owner Trust Series 2011-3 Class A2 1.810%, due 05/15/16	125,000	126,467
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3 1.050%, due 10/11/16	185,000	185,992
Bank of America Auto Trust Series 2012-1 Class A3 0.780%, due 06/15/16	67,000	67,218
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.360%, due 08/17/20	219,000	218,742
Toyota Auto Receivables Owner Trust Series 2012-A Class A 0.750%, due 02/16/16	169,000	169,535

		767,954

Corporate Bonds and Notes - 34.4%
AbbVie, Inc. 2.900%, due 11/06/22 (a)	250,000	243,143
Aetna, Inc. 1.500%, due 11/15/17	125,000	124,061
Altera Corp. 1.750%, due 05/15/17	150,000	150,936
Altria Group, Inc. 2.850%, due 08/09/22	125,000	119,044
American Honda Finance Corp. 1.450%, due 02/27/15 (a)	125,000	126,434
American International Group, Inc. 3.800%, due 03/22/17	200,000	213,732
Anheuser-Busch InBev Worldwide, Inc. 2.500%, due 07/15/22	200,000	192,386
Ashland, Inc. 3.875%, due 04/15/18 (a)	109,000	111,998
AT&T, Inc. 3.875%, due 08/15/21	80,000	85,650
AutoZone, Inc. 2.875%, due 01/15/23	200,000	189,236
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.500%, due 04/01/23 (a)	220,000	222,200
Avon Products, Inc. 4.600%, due 03/15/20	94,000	99,343

	Principal Amount ($) or Shares	Market Value $
Axiall Corp. 4.875%, due 05/15/23 (a)	150,000	150,750
Bank of America Corp.
6.500%, due 08/01/16	325,000	371,569
3.300%, due 01/11/23	200,000	193,738
Burlington Northern Santa Fe LLC
5.650%, due 05/01/17	50,000	57,624
3.450%, due 09/15/21	250,000	260,147
CBS Corp. 1.950%, due 07/01/17	200,000	201,282
Celgene Corp. 1.900%, due 08/15/17	175,000	175,801
Cisco Systems, Inc. 5.500%, due 02/22/16	100,000	112,514
Citigroup, Inc. 3.375%, due 03/01/23	105,000	103,323
Comcast Corp.
6.500%, due 01/15/15	50,000	54,688
4.950%, due 06/15/16	25,000	27,885
Cooper US, Inc. 2.375%, due 01/15/16	125,000	128,741
Daimler Finance North America LLC 2.950%, due 01/11/17 (a)	125,000	130,272
Delphi Corp. 5.875%, due 05/15/19	200,000	213,500
Detroit Edison Co. 2.650%, due 06/15/22	175,000	173,470
Digital Realty Trust LP 4.500%, due 07/15/15	175,000	184,742
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
1.750%, due 01/15/18	60,000	59,170
3.800%, due 03/15/22	175,000	177,475
Discover Bank/Greenwood DE 2.000%, due 02/21/18	250,000	248,258
Dover Corp. 4.875%, due 10/15/15	25,000	27,409
Energy Transfer Partners LP 3.600%, due 02/01/23	175,000	170,802
Enterprise Products Operating LLC 1.250%, due 08/13/15	73,000	73,426
Express Scripts Holding Co. 4.750%, due 11/15/21	125,000	139,726
Fidelity National Information Services, Inc.
5.000%, due 03/15/22	160,000	171,200
3.500%, due 04/15/23	75,000	72,203
Ford Motor Credit Co. LLC 3.875%, due 01/15/15	250,000	259,291

Intermediate Fund	7

SSgA

Intermediate Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Freeport-McMoRan Copper & Gold, Inc. 3.100%, due 03/15/20 (a)	175,000	171,216
GATX Corp.
2.375%, due 07/30/18	93,000	93,391
3.900%, due 03/30/23	101,000	101,486
Genentech, Inc. 4.750%, due 07/15/15	50,000	54,214
General Electric Capital Corp. Series B 6.250%, due 12/31/49 (b)	200,000	221,500
General Motors Financial Co., Inc. 3.250%, due 05/15/18 (a)	44,000	43,615
Genworth Financial, Inc. 4.950%, due 10/01/15	50,000	53,424
Glencore Funding LLC 2.500%, due 01/15/19 (a)	250,000	245,292
Goldman Sachs Group, Inc. (The)
5.625%, due 01/15/17	50,000	55,552
2.375%, due 01/22/18	250,000	251,298
3.625%, due 01/22/23	175,000	172,544
Host Hotels & Resorts LP 4.750%, due 03/01/23	200,000	211,582
HSBC Finance Corp. 6.676%, due 01/15/21	111,000	131,600
ING US, Inc.
3.150%, due 02/15/18 (a)	200,000	203,643
5.750%, due 07/15/22 (a)	225,000	251,094
Jabil Circuit, Inc. 4.700%, due 09/15/22	250,000	253,125
JPMorgan Chase & Co.
3.150%, due 07/05/16	450,000	474,141
4.350%, due 08/15/21	75,000	80,667
Life Technologies Corp. 3.500%, due 01/15/16	175,000	183,115
Lorillard Tobacco Co. 2.300%, due 08/21/17	88,000	88,294
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500%, due 07/15/23	119,000	115,728
McKesson Corp. 1.400%, due 03/15/18	200,000	197,565
MetLife, Inc. 6.750%, due 06/01/16	100,000	116,449
MidAmerican Energy Holdings Co. 5.750%, due 04/01/18	125,000	148,238
Morgan Stanley
2.125%, due 04/25/18	152,000	150,039
5.500%, due 07/28/21	156,000	175,939
3.750%, due 02/25/23	38,000	37,693

	Principal Amount ($) or Shares	Market Value $
NBCUniversal Enterprise, Inc. 1.974%, due 04/15/19 (a)	200,000	199,644
News America, Inc. 4.500%, due 02/15/21	150,000	166,658
Phillips 66 4.300%, due 04/01/22	145,000	156,360
Pioneer Natural Resources Co. 3.950%, due 07/15/22	200,000	206,344
Plains All American Pipeline LP/ PAA Finance Corp. 3.950%, due 09/15/15	125,000	133,634
PolyOne Corp. 5.250%, due 03/15/23 (a)	114,000	117,135
Prudential Financial, Inc. 5.625%, due 06/15/43 (c)	250,000	263,750
PSEG Power LLC 5.500%, due 12/01/15	50,000	55,295
Public Service Electric & Gas Co. 5.000%, due 08/15/14	50,000	52,614
Regions Financial Corp. 2.000%, due 05/15/18	250,000	244,833
Revlon Consumer Products Corp. 5.750%, due 02/15/21 (a)	250,000	254,375
Santander Holdings USA, Inc. 3.000%, due 09/24/15	50,000	51,518
SLM Corp. 3.875%, due 09/10/15	125,000	127,500
Staples, Inc. 2.750%, due 01/12/18	200,000	203,533
The Hershey Co. 4.850%, due 08/15/15	50,000	54,453
TJX Cos., Inc. 2.500%, due 05/15/23	91,000	87,339
United Technologies Corp. 3.100%, due 06/01/22	104,000	106,298
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	200,000	211,000
Wal-Mart Stores, Inc. 4.250%, due 04/15/21	125,000	139,953
Wisconsin Electric Power Co. 2.950%, due 09/15/21	125,000	128,896
Xerox Corp. 2.950%, due 03/15/17	170,000	174,370
Zoetis, Inc. 3.250%, due 02/01/23 (a)	250,000	247,334

		13,482,449

8	Intermediate Fund

SSgA

Intermediate Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

International Debt - 14.5%
America Movil SAB de CV 3.125%, due 07/16/22	200,000	190,868
Barclays Bank PLC
2.750%, due 02/23/15	125,000	128,843
7.750%, due 04/10/23 (c)	200,000	203,250
BNP Paribas SA 3.250%, due 03/03/23	200,000	191,577
British Telecommunications PLC 2.000%, due 06/22/15	200,000	204,781
CNOOC Finance 2013, Ltd. 1.750%, due 05/09/18	200,000	196,867
Covidien International Finance SA
1.350%, due 05/29/15	200,000	202,200
4.200%, due 06/15/20	125,000	137,854
Deutsche Bank AG 4.296%, due 05/24/28 (c)	200,000	192,884
European Investment Bank 1.625%, due 06/15/17	250,000	255,475
Federal Republic of Brazil 8.000%, due 01/15/18	55,556	63,889
Fomento Economico Mexicano SAB de CV 2.875%, due 05/10/23	150,000	141,225
Heineken NV 1.400%, due 10/01/17 (a)	250,000	246,824
ING Bank NV 3.750%, due 03/07/17 (a)	250,000	265,598
Intesa Sanpaolo SpA 3.125%, due 01/15/16	200,000	198,910
Italy Government International Bond 5.250%, due 09/20/16	125,000	135,725
Kansas City Southern de Mexico SA de CV 3.000%, due 05/15/23 (a)	109,000	104,897
Korea Gas Corp. 2.250%, due 07/25/17 (a)	250,000	248,176
Landesbank Baden-Wuerttemberg 5.050%, due 12/30/15	200,000	218,566
LeasePlan Corp. NV 2.500%, due 05/16/18 (a)	225,000	220,003
LyondellBasell Industries NV 5.000%, due 04/15/19	226,000	255,094
Mallinckrodt International Finance SA 3.500%, due 04/15/18 (a)	200,000	202,261
NCL Corp., Ltd. 5.000%, due 02/15/18 (a)	200,000	204,000
Petrobras International Finance Co. - Pifco 6.125%, due 10/06/16	25,000	27,876

	Principal Amount ($) or Shares	Market Value $
Petroleos Mexicanos 4.875%, due 01/24/22	150,000	159,750
QBE Insurance Group, Ltd. 2.400%, due 05/01/18 (a)	250,000	248,590
Royal Bank of Scotland Group PLC
2.550%, due 09/18/15	63,000	64,710
6.125%, due 12/15/22	250,000	257,537
Sanofi 1.250%, due 04/10/18	73,000	71,927
Telefonica Emisiones SAU 6.421%, due 06/20/16	65,000	72,709
Tyco Electronics Group SA 1.600%, due 02/03/15	125,000	126,335
Xstrata Finance Canada, Ltd. 2.700%, due 10/25/17 (a)	250,000	252,630

		5,691,831

United States Government Agencies - 13.2%
Federal Home Loan Mortgage Corp.
0.750%, due 11/25/14	500,000	503,485
0.625%, due 12/29/14	500,000	502,459
2.375%, due 01/13/22	500,000	508,400
Federal National Mortgage Association
0.750%, due 12/19/14	500,000	503,339
0.500%, due 05/27/15	1,500,000	1,503,894
1.250%, due 09/28/16	350,000	356,624
1.375%, due 11/15/16	500,000	511,461
0.875%, due 02/08/18	800,000	790,748

		5,180,410

United States Government Treasuries - 32.3%
United States Treasury Notes
0.250%, due 09/15/14	600,000	600,398
2.625%, due 12/31/14	250,000	259,365
2.000%, due 01/31/16	3,000,000	3,123,048
3.000%, due 08/31/16	405,000	436,261
0.875%, due 12/31/16	875,000	880,742
0.625%, due 08/31/17	3,060,000	3,028,204
0.625%, due 09/30/17	250,000	247,070
0.750%, due 12/31/17	2,150,000	2,129,171
0.750%, due 03/31/18	550,000	542,953
0.625%, due 04/30/18	250,000	245,098
2.000%, due 02/15/23	100,000	98,938
1.750%, due 05/15/23	1,140,000	1,098,319

		12,689,567

Total Long-Term Investments (cost $37,217,323)		37,812,211

Intermediate Fund	9

SSgA

Intermediate Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 5.5%
Anglo American Capital PLC 2.150%, due 09/27/13 (a)	250,000	250,975
BBVA US Senior SAU 3.250%, due 05/16/14	140,000	141,494
Deutsche Telekom International Finance BV 5.250%, due 07/22/13	75,000	75,454
European Investment Bank 4.250%, due 07/15/13	225,000	225,988
Mondelez International, Inc. 5.250%, due 10/01/13	125,000	126,855
SSgA Prime Money Market Fund 0.03% (d)(e)	1,202,701	1,202,701

	Principal Amount ($) or Shares	Market Value $
United Mexican States 5.875%, due 01/15/14	100,000	102,750
United States Treasury Bill Zero Coupon, due 08/01/13 (f)(g)	30,000	29,999

Total Short-Term Investments (cost $2,149,559)		2,156,216

Total Investments - 101.9% (identified cost $39,366,882)		39,968,427

Other Assets and Liabilities, Net - (1.9)%		(728,350)

Net Assets - 100.0%		39,240,077

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Rate noted is yield-to-maturity from date of acquisition.
(g)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 2 Year Note Futures	9	USD	1,981,266	09/13	(1,688)

Short Positions
United States Treasury 10 Year Note Futures	14	USD	1,809,063	09/13	5,797

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					4,109

See accompanying notes which are an integral part of the quarterly report.

10	Intermediate Fund

SSgA

Intermediate Fund

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$767,954	$—	$767,954	2.0
Corporate Bonds and Notes	—	13,482,449	—	13,482,449	34.4
International Debt	—	5,691,831	—	5,691,831	14.5
United States Government Agencies	—	5,180,410	—	5,180,410	13.2
United States Government Treasuries	—	12,689,567	—	12,689,567	32.3
Short-Term Investments	1,202,701	953,515	—	2,156,216	5.5

Total Investments	1,202,701	38,765,726	—	39,968,427	101.9

Other Assets and Liabilities, Net					(1.9)

					100.0

Other Financial Instruments
Futures Contracts	4,109	—	—	4,109	—	*

Total Other Financial Instruments**	$4,109	$—	$—	$4,109

*	Less than 0.05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

Intermediate Fund	11

SSgA

High Yield Bond Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 104.7%
Corporate Bonds and Notes - 92.8%
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	298,500
Ahern Rentals, Inc. 9.500%, due 06/15/18 (a)	156,000	156,000
Alere, Inc. 6.500%, due 06/15/20 (a)	400,000	402,000
Allison Transmission, Inc. 7.125%, due 05/15/19 (a)	350,000	376,250
AMC Entertainment, Inc. 9.750%, due 12/01/20	500,000	577,500
American Builders & Contractors Supply Co., Inc. 5.625%, due 04/15/21 (a)	324,000	328,050
American Casino & Entertainment Properties LLC/ACEP Finance Corp. 11.000%, due 06/15/14	360,000	360,450
Antero Resources Finance Corp. 6.000%, due 12/01/20	615,000	639,600
ArcelorMittal 10.350%, due 06/01/19	1,350,000	1,670,625
Ashtead Capital, Inc. 6.500%, due 07/15/22 (a)	525,000	567,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625%, due 10/01/20 (a) 5.875%, due 08/01/23 (a)	550,000 492,000	584,375 501,840
Axiall Corp. 4.875%, due 05/15/23 (a)	630,000	633,150
Bank of America Corp. Series U 5.200%, due 12/31/49 (b)	500,000	495,000
BC Mountain LLC/BC Mountain Finance, Inc. 7.000%, due 02/01/21 (a)	800,000	848,000
Beazer Homes USA, Inc. 6.625%, due 04/15/18	1,000,000	1,083,750
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	550,000	606,375
Biomet, Inc. 6.500%, due 08/01/20 (a) 6.500%, due 10/01/20 (a)	398,000 400,000	418,895 405,000
BOE Intermediate Holding Corp. PIK 9.000%, due 11/01/17 (a)	500,000	492,500
BOE Merger Corp. PIK 9.500%, due 11/01/17 (a)	550,000	573,375
Bonanza Creek Energy, Inc. 6.750%, due 04/15/21 (a)	175,000	182,875

	Principal Amount ($) or Shares	Market Value $
Brocade Communications Systems, Inc. 4.625%, due 01/15/23 (a)	525,000	517,125
Building Materials Corp. of America 6.750%, due 05/01/21 (a)	250,000	270,625
Burlington Coat Factory Warehouse Corp. 10.000%, due 02/15/19	250,000	279,063
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK 9.000%, due 02/15/18 (a)	600,000	609,750
Cablevision Systems Corp. 5.875%, due 09/15/22	550,000	544,500
Caesars Entertainment Operating Co., Inc. 11.250%, due 06/01/17	250,000	261,250
Calpine Corp. 7.500%, due 02/15/21 (a)	585,000	634,725
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625%, due 08/01/20 (a)	475,000	539,125
Capella Healthcare, Inc. 9.250%, due 07/01/17	200,000	214,250
Case New Holland, Inc. 7.875%, due 12/01/17	400,000	470,000
Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18 (a)	550,000	558,250
Celanese US Holdings LLC 4.625%, due 11/15/22	950,000	976,125
CenturyLink, Inc. Series V 5.625%, due 04/01/20	341,000	352,509
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	550,000	574,750
Chaparral Energy, Inc.
9.875%, due 10/01/20	250,000	286,250
8.250%, due 09/01/21	125,000	138,125
Chesapeake Energy Corp. 5.375%, due 06/15/21	787,000	800,772
Chrysler Group LLC/CG, Inc. 8.250%, due 06/15/21	525,000	593,250
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	1,150,000	1,198,875
8.000%, due 11/15/19	500,000	550,000
Cinemark USA, Inc. 8.625%, due 06/15/19	200,000	224,400

12	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

CIT Group, Inc.
4.250%, due 08/15/17	1,000,000	1,030,000
5.250%, due 03/15/18	500,000	537,500
Citigroup, Inc. Series D 5.350%, due 04/29/49 (b)	500,000	493,750
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625%, due 01/15/16	675,000	717,187
Claire’s Stores, Inc. 6.125%, due 03/15/20 (a)	882,000	919,485
Clear Channel Communications, Inc. 5.500%, due 09/15/14	250,000	248,125
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, due 03/15/20	125,000	132,188
Series B 7.625%, due 03/15/20	625,000	664,062
CNH Capital LLC 6.250%, due 11/01/16	650,000	715,000
Continental Resources, Inc.
5.000%, due 09/15/22	550,000	569,250
4.500%, due 04/15/23 (a)	160,000	161,600
Continental Rubber of America Corp. 4.500%, due 09/15/19 (a)	153,000	158,738
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500%, due 01/15/23 (a)	307,000	300,093
CVR Refining LLC/Coffeyville Finance, Inc. 6.500%, due 11/01/22 (a)	550,000	569,250
CyrusOne LP/CyrusOne Finance Corp. 6.375%, due 11/15/22 (a)	550,000	587,125
DAE Aviation Holdings, Inc. 11.250%, due 08/01/15 (a)	185,000	186,850
DaVita HealthCare Partners, Inc. 5.750%, due 08/15/22	351,500	374,348
Delphi Corp. 6.125%, due 05/15/21	600,000	662,250
Delta Air Lines 2007-1 Class C Pass Through Trust 8.954%, due 08/10/14	200,542	210,689
Deluxe Corp. 7.000%, due 03/15/19	300,000	326,250
Denbury Resources, Inc. 4.625%, due 07/15/23	379,000	366,683
DISH DBS Corp.
5.125%, due 05/01/20 (a)	1,000,000	975,000
5.000%, due 03/15/23	591,000	558,495

	Principal Amount ($) or Shares	Market Value $
DJO Finance LLC/DJO Finance Corp. 8.750%, due 03/15/18	550,000	607,750
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, due 07/15/19	375,000	413,437
El Paso Corp. 7.250%, due 06/01/18	300,000	348,317
Energy XXI Gulf Coast, Inc. 9.250%, due 12/15/17	300,000	333,000
EnergySolutions, Inc./EnergySolutions LLC 10.750%, due 08/15/18	375,000	401,250
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	313,000	354,864
EP Energy LLC/Everest Acquisition Finance, Inc. 7.750%, due 09/01/22	275,000	306,625
EPE Holdings LLC/EP Energy Bond Co., Inc. PIK 8.125%, due 12/15/17 (a)	1,000,000	1,067,500
Felcor Lodging LP 5.625%, due 03/01/23	331,000	336,793
FGI Operating Co. LLC/FGI Finance, Inc. 7.875%, due 05/01/20 (a)	500,000	538,750
First Data Corp.
11.250%, due 03/31/16	250,000	251,250
6.750%, due 11/01/20 (a)	825,000	862,125
11.250%, due 01/15/21 (a)	525,000	536,812
FMG Resources August 2006 Pty Ltd. 6.875%, due 04/01/22 (a)	500,000	505,000
Foresight Energy LLC/Foresight Energy Corp. 9.625%, due 08/15/17 (a)	512,000	555,520
Freescale Semiconductor, Inc. Series 1 9.250%, due 04/15/18 (a)	350,000	380,625
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	130,000	148,200
6.500%, due 09/15/18 (a)	325,000	370,500
Frontier Communications Corp.
9.250%, due 07/01/21	750,000	873,750
7.125%, due 01/15/23	550,000	574,750
General Motors Financial Co., Inc.
3.250%, due 05/15/18 (a)	175,000	173,469
6.750%, due 06/01/18	275,000	313,500
Genworth Financial, Inc. 6.150%, due 11/15/66 (b)	400,000	376,000

High Yield Bond Fund	13

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

GWR Operating Partnership LLP 10.875%, due 04/01/17	200,000	222,000
GXS Worldwide, Inc. 9.750%, due 06/15/15	275,000	281,875
Halcon Resources Corp. 8.875%, due 05/15/21	830,000	844,525
HCA Holdings, Inc. 6.250%, due 02/15/21	575,000	615,250
HCA, Inc. 6.500%, due 02/15/20	1,350,000	1,522,125
HD Supply, Inc. 7.500%, due 07/15/20 (a)	847,000	897,820
Hexion US Finance Corp.
6.625%, due 04/15/20	250,000	260,000
6.625%, due 04/15/20 (a)	311,000	323,440
IAC/InterActiveCorp 4.750%, due 12/15/22 (a)	425,000	417,562
Interline Brands, Inc. 10.000%, due 11/15/18	500,000	500,000
International Lease Finance Corp.
6.250%, due 05/15/19	275,000	300,438
8.250%, due 12/15/20	350,000	424,375
8.625%, due 01/15/22	300,000	374,250
iPayment, Inc. 10.250%, due 05/15/18	325,000	289,250
j2 Global, Inc. 8.000%, due 08/01/20	500,000	537,500
Jabil Circuit, Inc. 4.700%, due 09/15/22	500,000	506,250
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375%, due 04/01/20 (a)	473,000	475,365
Kaiser Aluminum Corp. 8.250%, due 06/01/20	500,000	563,750
Landry’s, Inc. 9.375%, due 05/01/20 (a)	638,000	693,825
Laredo Petroleum, Inc. 7.375%, due 05/01/22	500,000	550,000
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.625%, due 12/01/21 (a)	400,000	391,000
Lennar Corp. 5.000%, due 11/15/22 (a)	750,000	750,000
Level 3 Communications, Inc. 8.875%, due 06/01/19	250,000	271,250
Level 3 Financing, Inc. 8.625%, due 07/15/20	250,000	275,000
Libbey Glass, Inc. 6.875%, due 05/15/20	450,000	487,125
Linn Energy LLC/Linn Energy Finance Corp. 6.250%, due 11/01/19 (a)	500,000	503,750

	Principal Amount ($) or Shares	Market Value $
Lynx II Corp. 6.375%, due 04/15/23 (a)	525,000	547,312
MacDermid, Inc. 9.500%, due 04/15/17 (a)	400,000	414,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.250%, due 06/15/22	406,000	438,480
4.500%, due 07/15/23	286,000	278,135
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, due 05/15/19 (a)	500,000	540,000
Memorial Production Partners LP/Memorial Production Finance Corp. 7.625%, due 05/01/21 (a)	334,000	335,670
Meritage Homes Corp. 7.000%, due 04/01/22	500,000	561,250
MetroPCS Wireless, Inc. 6.250%, due 04/01/21 (a)	365,000	382,338
MGM Resorts International
6.875%, due 04/01/16	500,000	550,000
6.750%, due 10/01/20 (a)	550,000	599,500
6.625%, due 12/15/21	655,000	709,856
7.750%, due 03/15/22	250,000	285,000
Michael Foods Group, Inc. 9.750%, due 07/15/18	250,000	278,750
Michaels Stores, Inc. 11.375%, due 11/01/16	81,000	84,747
Monitronics International, Inc. 9.125%, due 04/01/20	500,000	540,000
MultiPlan, Inc. 9.875%, due 09/01/18 (a)	200,000	224,000
Murray Energy Corp. 8.625%, due 06/15/21 (a)	500,000	515,000
NCR Corp. 4.625%, due 02/15/21	239,000	236,610
NES Rentals Holdings, Inc. 7.875%, due 05/01/18 (a)	325,000	334,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.875%, due 03/15/22 (a)	550,000	585,750
Newfield Exploration Co. 5.750%, due 01/30/22	650,000	695,500
Nielsen Finance LLC/Nielsen Finance Co. 4.500%, due 10/01/20 (a)	550,000	551,375
Nortek, Inc. 10.000%, due 12/01/18	325,000	360,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125%, due 11/15/20 (a)	550,000	578,875

14	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

NRG Energy, Inc.
7.875%, due 05/15/21	450,000	501,750
6.625%, due 03/15/23 (a)	550,000	581,625
Nuveen Investments, Inc.
5.500%, due 09/15/15	375,000	376,875
9.125%, due 10/15/17 (a)	550,000	577,500
Peabody Energy Corp. 6.000%, due 11/15/18	275,000	294,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 6.500%, due 05/15/21 (a)	700,000	702,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.875%, due 05/01/21 (a)	400,000	401,500
Pittsburgh Glass Works LLC 8.500%, due 04/15/16 (a)	550,000	566,500
PolyOne Corp. 5.250%, due 03/15/23 (a)	500,000	513,750
PQ Corp. 8.750%, due 05/01/18 (a)	550,000	587,125
Provident Funding Associates LP/PFG Finance Corp.
10.250%, due 04/15/17 (a)	250,000	283,500
6.750%, due 06/15/21 (a)	233,000	237,660
QEP Resources, Inc. 5.250%, due 05/01/23	350,000	353,500
Regal Entertainment Group 5.750%, due 02/01/25	787,000	785,032
Revlon Consumer Products Corp. 5.750%, due 02/15/21 (a)	525,000	534,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
9.875%, due 08/15/19	920,000	1,002,800
6.875%, due 02/15/21	340,000	362,950
RHP Hotel Properties LP/RHP Finance Corp. 5.000%, due 04/15/21 (a)	400,000	406,000
Rite Aid Corp.
9.500%, due 06/15/17	1,075,000	1,112,625
8.000%, due 08/15/20	300,000	337,500
Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	550,000	561,000
Rosetta Resources, Inc. 5.625%, due 05/01/21	307,000	307,768
RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	714,656
Ruby Tuesday, Inc. 7.625%, due 05/15/20	500,000	503,125

	Principal Amount ($) or Shares	Market Value $
Sabine Pass Liquefaction LLC 5.625%, due 04/15/23 (a)	346,000	346,000
Sabre, Inc. 8.500%, due 05/15/19 (a)	500,000	551,250
Sally Holdings LLC/Sally Capital, Inc. 5.750%, due 06/01/22	250,000	263,125
SandRidge Energy, Inc. 8.125%, due 10/15/22	500,000	533,750
SBA Communications Corp. 5.625%, due 10/01/19 (a)	275,000	283,250
Sealed Air Corp. 5.250%, due 04/01/23 (a)	800,000	808,000
ServiceMaster Co. 7.000%, due 08/15/20	431,000	427,229
Sinclair Television Group, Inc. 5.375%, due 04/01/21 (a)	525,000	522,375
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.250%, due 06/01/21 (a)	500,000	497,500
Six Flags Entertainment Corp. 5.250%, due 01/15/21 (a)	948,000	952,740
SLM Corp. MTN 8.000%, due 03/25/20	1,200,000	1,306,500
Sotheby’s 5.250%, due 10/01/22 (a)	550,000	554,125
Spectrum Brands Escrow Corp. 6.375%, due 11/15/20 (a)	550,000	590,562
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	500,000	523,750
Sprint Nextel Corp.
7.000%, due 03/01/20 (a)	1,250,000	1,406,250
6.000%, due 11/15/22	1,250,000	1,287,500
Steel Dynamics, Inc. 5.250%, due 04/15/23 (a)	775,000	806,000
SunGard Data Systems, Inc. 6.625%, due 11/01/19 (a)	550,000	578,875
SUPERVALU, Inc. 6.750%, due 06/01/21 (a)	500,000	475,625
Surgical Care Affiliates, Inc. 10.000%, due 07/15/17 (a)	275,000	286,000
Taminco Corp. PIK 9.125%, due 12/15/17 (a)	660,000	673,200
Taminco Global Chemical Corp. 9.750%, due 03/31/20 (a)	485,000	549,262
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.250%, due 04/15/21 (a)	284,000	287,550
Tenet Healthcare Corp. 4.500%, due 04/01/21 (a)	375,000	368,438

High Yield Bond Fund	15

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Tenneco, Inc. 7.750%, due 08/15/18	250,000	270,625
Terex Corp. 6.000%, due 05/15/21	576,000	609,120
Textron Financial Corp. 6.000%, due 02/15/67 (a)(b)	350,000	320,250
The Bon-Ton Department Stores, Inc. 8.000%, due 06/15/21 (a)	400,000	410,500
The Goodyear Tire & Rubber Co. 6.500%, due 03/01/21	385,000	405,212
The Hertz Corp.
6.750%, due 04/15/19	869,000	943,951
6.250%, due 10/15/22	275,000	298,719
The McClatchy Co. 9.000%, due 12/15/22 (a)	505,000	545,400
The Realogy Group LLC/Sunshine Group Florida, Ltd. 3.375%, due 05/01/16 (a)	279,000	276,908
The Ryland Group, Inc. 5.375%, due 10/01/22	550,000	569,250
The Sun Products Corp. 7.750%, due 03/15/21 (a)	525,000	530,250
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19 (a)	275,000	303,531
TransDigm, Inc. 7.750%, due 12/15/18	475,000	518,344
TransUnion Holding Co., Inc. PIK 8.125%, due 06/15/18 (a)	550,000	584,375
UBS AG 7.625%, due 08/17/22	585,000	666,939
UCI International, Inc. 8.625%, due 02/15/19	250,000	258,750
United Rentals North America, Inc.
7.375%, due 05/15/20	500,000	548,750
8.375%, due 09/15/20	250,000	272,500
6.125%, due 06/15/23	440,000	460,900
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	856,000	903,080
Valeant Pharmaceuticals International
6.375%, due 10/15/20 (a)	550,000	577,500
6.750%, due 08/15/21 (a)	125,000	133,125
Vanguard Natural Resources LLC/VNR Finance Corp. 7.875%, due 04/01/20	275,000	294,250
Viasystems, Inc. 7.875%, due 05/01/19 (a)	750,000	802,500
Walter Energy, Inc. 8.500%, due 04/15/21 (a)	517,000	519,585

	Principal Amount ($) or Shares	Market Value $
Western Refining, Inc. 6.250%, due 04/01/21 (a)	525,000	543,375
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	500,000	563,750
Windstream Corp.
7.500%, due 06/01/22	600,000	636,000
6.375%, due 08/01/23	313,000	309,088
Wyle Services Corp. 10.500%, due 04/01/18 (a)	200,000	208,000
Zayo Group LLC/Zayo Capital, Inc. 8.125%, due 01/01/20	302,000	335,220

		110,898,313

International Debt - 11.9%
Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (a)	250,000	275,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20 (a)	200,000	205,000
4.875%, due 11/15/22 (a)	625,000	623,437
Barclays Bank PLC 7.750%, due 04/10/23 (b)	650,000	660,562
CEVA Group PLC 8.375%, due 12/01/17 (a)	500,000	517,500
FMG Resources August 2006 Pty Ltd. 8.250%, due 11/01/19 (a)	350,000	369,250
Globe Luxembourg SCA 9.625%, due 05/01/18 (a)	331,000	337,620
Harvest Operations Corp. 6.875%, due 10/01/17	600,000	673,500
HBOS PLC 6.750%, due 05/21/18 (a)	500,000	561,166
INEOS Group Holdings SA 6.125%, due 08/15/18 (a)	200,000	197,000
Intelsat Luxembourg SA 7.750%, due 06/01/21 (a)	188,000	197,635
Kodiak Oil & Gas Corp. 5.500%, due 01/15/21 (a)	525,000	544,688
Lafarge SA 6.500%, due 07/15/16	400,000	448,000
Lightstream Resources Ltd. 8.625%, due 02/01/20 (a)	545,000	558,625
Mallinckrodt International Finance SA 3.500%, due 04/15/18 (a)	267,000	270,018
MCE Finance, Ltd. 5.000%, due 02/15/21 (a)	304,000	304,000

16	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. 9.250%, due 04/15/19 (a)	262,000	284,925
NCL Corp., Ltd. 5.000%, due 02/15/18 (a)	620,000	632,400
Rexel SA 6.125%, due 12/15/19 (a)	500,000	527,500
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	300,000	309,044
7.640%, due 03/29/49 (b)	900,000	875,250
7.648%, due 12/31/49 (b)	325,000	341,250
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	635,000	720,725
Sappi Papier Holding GmbH 7.750%, due 07/15/17 (a)	450,000	490,500
Schaeffler Finance BV 4.750%, due 05/15/21 (a)	438,000	430,335
Seven Seas Cruises S de RL LLC 9.125%, due 05/15/19	225,000	245,813
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	375,000	389,063

	Principal Amount ($) or Shares	Market Value $
Softbank Corp. 4.500%, due 04/15/20 (a)	756,000	767,122
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.750%, due 02/01/19 (a)	508,000	506,095
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	500,000	540,000
XL Capital, Ltd. 6.500%, due 12/31/49 (b)	400,000	401,000

		14,204,023

Total Long-Term Investments (cost $119,386,477)		125,102,336

Short-Term Investment - 1.5%
SSgA Prime Money Market Fund 0.03% (c)(d)
(cost $1,755,806)	1,755,806	1,755,806

Total Investments - 106.2% (identified cost $121,142,283)		126,858,142

Other Assets and Liabilities, Net - (6.2)%		(7,356,452)

Net Assets - 100.0%		119,501,690

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(d)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

PIK - Pay In Kind

PLC - Public Limited Company

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$110,687,624	$210,689	$110,898,313	92.8
International Debt	—	14,204,023	—	14,204,023	11.9
Short-Term Investment	1,755,806	—	—	1,755,806	1.5

Total Investments	$1,755,806	$124,891,647	$210,689	$126,858,142	106.2

Other Assets and Liabilities, Net					(6.2)

					100.0

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

High Yield Bond Fund	17

SSgA

Fixed Income Funds

Notes to Quarterly Report — May 31, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2013. This Quarterly Report reports on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

18	Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Notes to Quarterly Report	19

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2013 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of May 31, 2013, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund

Cost of Investments for Tax Purposes	$34,016,181	$39,366,882	$121,142,283

Gross Tax Unrealized Appreciation	$955,828	$788,273	$6,068,830
Gross Tax Unrealized Depreciation	$(319,927)	$(195,632)	$(371,923)

Net Unrealized Appreciation (Depreciation)	$635,901	$592,641	$5,696,907

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent

20	Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

with a Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBAs) in which a Fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the Fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of May 31, 2013, the Bond Market Fund, Intermediate Fund and High Yield Bond Fund held no mortgage dollar rolls.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The Bond Market and High Yield Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Mortgage-Backed and Asset-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit-default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements

Notes to Quarterly Report	21

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended May 31, 2013 were as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts

Asset Derivative
Futures contracts*	$6,211	$5,797	$—

Liability Derivative
Futures contracts*	$1,125	$1,688	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.

For the period ended May 31, 2013, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Bond Market Fund	Intermediate Fund
November 30, 2012	34	42
February 28, 2013	33	33
May 31, 2013	21	23

For the period ended May 31, 2013, the High Yield Bond Fund’s quarterly holdings of swap contracts were as follows:

Quarter Ended	Credit Default Swap Notional Amounts Outstanding
November 30, 2012	4,200,000
February 28, 2013	—
May 31, 2013	—

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

22	Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized.

For the period ended May 31, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA Bond Market Fund	Hedging duration
SSgA Intermediate Fund	Hedging duration

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Contractual Obligation/Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	23

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

3.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid. For the period ended May 31, 2013 there were no restricted securities held by a Fund that were illiquid.

4.	Related Party Transactions, Fees and Expenses

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of May 31, 2013, $6,805,642 of the Central Fund’s net assets represents investments by these Funds, and $9,871,239 represents the investments of other Investment Company Funds not presented herein.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

6.	Subsequent Event

The SSgA Funds’ Board of Trustees has approved a Plan of Liquidation and Termination (the “Plan”) with respect to each of the SSgA Bond Market Fund and SSgA Intermediate Fund pursuant to which each Fund is expected to be liquidated and terminated on or prior to August 29, 2013 (the “Liquidation Date”). During the period between the effective date of the Plan (August 19, 2013) and the Liquidation Date, each Fund will engage in business and activities solely for the purposes of winding up its business and affairs and making a distribution of its assets to shareholders, and may not pursue or achieve its investment objective.

24	Notes to Quarterly Report

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	25

MONEY MARKET FUNDS

Money Market Fund

U.S.  Government Money Market Fund

Quarterly Report

May 31, 2013

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

Money Market Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 6.3%
Cancara Asset Securitisation LLC (a)	20,000,000	0.220	06/06/13	19,999,389
Cancara Asset Securitisation LLC (a)	57,000,000	0.220	06/24/13	56,991,988
Gemini Securitization Corp. LLC (a)	25,000,000	0.230	08/27/13	24,986,104
Kells Funding LLC (a)	50,000,000	0.240	06/06/13	49,998,333
Kells Funding LLC (a)	25,000,000	0.230	07/10/13	24,993,771
Kells Funding LLC (a)	25,000,000	0.230	07/11/13	24,993,611
Kells Funding LLC (a)	50,000,000	0.220	07/25/13	49,983,500
Kells Funding LLC (a)	40,000,000	0.230	08/02/13	39,984,156
Kells Funding LLC (a)	25,000,000	0.220	09/25/13	24,982,278
Newport Funding Corp. (a)	25,000,000	0.240	07/23/13	24,991,333

Total Asset Backed Commercial Paper (amortized cost $341,904,463)				341,904,463

Certificates of Deposit - 47.0%
Bank of Montreal	57,000,000	0.180	06/03/13	57,000,000
Bank of Montreal	28,000,000	0.200	07/24/13	28,000,000
Bank of Montreal (next reset date 06/18/13) (b)	40,000,000	0.268	11/15/13	40,000,000
Bank of Nova Scotia	100,000,000	0.200	06/24/13	100,000,000
Bank of Nova Scotia (next reset date 06/07/13) (b)	55,000,000	0.268	11/04/13	55,000,000
Bank of Tokyo - Mitsubishi	25,000,000	0.240	06/17/13	25,000,000
Barclays Bank (next reset date 06/19/13) (b)	50,000,000	0.458	08/16/13	50,000,000
BNP Paribas	80,000,000	0.260	07/08/13	80,000,000
Cooperatieve Centrale (next reset date 06/06/13) (b)	60,000,000	0.343	03/06/14	60,000,000
Cooperatieve Centrale (next reset date 07/09/13) (b)	50,000,000	0.309	10/09/13	50,000,000
Credit Suisse	20,000,000	0.250	07/05/13	20,000,000
Credit Suisse	150,000,000	0.270	10/11/13	150,000,000
Credit Suisse (next reset date 06/05/13) (b)	15,000,000	0.248	08/05/13	15,000,000
Deutsche Bank AG	100,000,000	0.240	07/29/13	100,000,000
Deutsche Bank AG	100,000,000	0.255	09/27/13	100,000,000
DNB Bank ASA (next reset date 06/05/13) (b)	50,000,000	0.338	07/05/13	49,999,751
ING Bank NV	75,000,000	0.300	06/11/13	75,000,000
ING Bank NV	50,000,000	0.300	06/17/13	50,000,000
ING Bank NV	50,000,000	0.290	08/05/13	50,000,000
Lloyds TSB Bank	100,000,000	0.210	07/05/13	100,000,000
Lloyds TSB Bank	100,000,000	0.200	08/12/13	100,000,000
National Australia Bank Ltd. (next reset date 06/28/13) (b)	65,000,000	0.293	09/30/13	65,000,000
National Australia Bank Ltd. (next reset date 06/28/13) (b)	60,000,000	0.299	09/30/13	60,000,000
Nordea Bank AB	15,000,000	0.210	06/04/13	15,000,000
Nordea Bank AB	23,000,000	0.200	06/05/13	23,000,000
Nordea Bank AB	50,000,000	0.260	06/06/13	49,999,965
Nordea Bank AB (next reset date 07/17/13) (b)	25,000,000	0.278	01/17/14	25,000,000
Norinchukin Bank	85,000,000	0.170	06/19/13	85,000,000
Norinchukin Bank	75,000,000	0.170	06/21/13	75,000,000
Norinchukin Bank	40,000,000	0.170	06/26/13	40,000,000
Norinchukin Bank	35,000,000	0.170	06/27/13	35,000,000
Royal Bank of Canada	15,000,000	0.325	08/12/13	15,000,000
Royal Bank of Canada	9,800,000	0.323	08/27/13	9,800,000
Royal Bank of Canada (next reset date 06/06/13) (b)	16,700,000	0.333	09/06/13	16,700,000
Royal Bank of Canada (next reset date 06/10/13) (b)	31,000,000	0.319	04/09/14	31,000,000

2	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Royal Bank of Canada (next reset date 06/16/13) (b)	18,000,000	0.318	04/16/14	18,000,000
Skandinaviska Enskilda Banken AB (next reset date 06/04/13) (b)	61,000,000	0.323	12/27/13	61,000,000
Standard Chartered Bank	13,000,000	0.240	07/25/13	13,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.240	06/04/13	50,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.240	06/07/13	50,000,000
Sumitomo Mitsui Banking Corp.	21,000,000	0.238	06/19/13	21,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.240	09/17/13	50,000,000
Svenska Handelsbanken AB	32,000,000	0.255	07/08/13	32,000,164
Svenska Handelsbanken AB	75,000,000	0.225	07/12/13	75,000,427
Svenska Handelsbanken AB	47,000,000	0.255	07/15/13	47,000,214
Svenska Handelsbanken AB	60,000,000	0.225	08/01/13	60,000,508
Swedbank AB (next reset date 06/05/13) (b)	48,000,000	0.368	11/05/13	48,000,000
UBS AG	22,000,000	0.270	06/28/13	22,000,000
UBS AG	50,000,000	0.260	07/09/13	50,000,000
UBS AG (next reset date 06/28/13) (b)	47,000,000	0.274	10/28/13	47,000,000
Westpac Banking Corp. (next reset date 07/17/13) (b)	10,000,000	0.328	01/17/14	9,999,685

Total Certificates of Deposit (amortized cost $2,554,500,714)				2,554,500,714

Financial Company Commercial Paper - 14.3%
Australia & New Zealand Banking Group Ltd. (a)	30,000,000	0.210	07/01/13	29,994,750
Bank of Tokyo - Mitsubishi	50,000,000	0.240	06/04/13	49,999,000
Caisse des Depots et Consignations (a)	35,000,000	0.240	06/05/13	34,999,067
Caisse des Depots et Consignations (a)	80,000,000	0.235	07/08/13	79,980,678
Caisse des Depots et Consignations (a)	25,000,000	0.235	07/12/13	24,993,309
Caisse des Depots et Consignations (a)	50,000,000	0.235	08/06/13	49,978,458
Caisse des Depots et Consignations (a)	20,000,000	0.210	08/23/13	19,990,317
Caisse des Depots et Consignations (a)	20,000,000	0.220	09/03/13	19,988,511
Collateralized Commercial Paper Co. LLC	40,000,000	0.340	07/08/13	39,986,022
Collateralized Commercial Paper Co. LLC	35,000,000	0.300	07/29/13	34,983,083
Commonwealth Bank of Australia (a)	50,000,000	0.190	07/02/13	49,991,820
Commonwealth Bank of Australia (a)	8,000,000	0.170	08/29/13	7,996,638
General Electric Capital Corp.	11,000,000	0.200	06/25/13	10,998,533
General Electric Capital Corp.	17,000,000	0.200	07/03/13	16,996,978
General Electric Capital Corp.	36,000,000	0.220	07/30/13	35,987,020
HSBC Bank PLC (a)	15,000,000	0.329	07/09/13	15,000,000
HSBC Bank PLC (next reset date 08/05/13) (a)(b)	12,000,000	0.323	02/05/14	11,999,259
HSBC Bank PLC (next reset date 08/07/13) (a)(b)	8,000,000	0.323	02/07/14	7,999,890
National Australia Funding (a)	20,000,000	0.170	08/30/13	19,991,500
National Australia Funding (a)	40,000,000	0.170	08/30/13	39,983,000
Nordea Bank AB	11,000,000	0.200	06/06/13	10,999,694
Nordea Bank AB	25,000,000	0.210	08/01/13	24,991,104
Sumitomo Mitsui Banking Corp. (a)	25,000,000	0.240	06/20/13	24,996,833
Swedbank AB	50,000,000	0.225	06/11/13	49,996,875
Toyota Motor Credit Corp.	17,000,000	0.200	07/23/13	16,995,089
Westpac Banking Corp. (next reset date 07/22/13) (a)(b)	20,000,000	0.326	01/21/14	20,000,000
Westpac Banking Corp. (next reset date 07/24/13) (a)(b)	25,000,000	0.325	01/24/14	25,000,000

Total Financial Company Commercial Paper (amortized cost $774,817,428)				774,817,428

Money Market Fund	3

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Other Notes - 9.2%
Bank of America NA	50,000,000	0.280	06/10/13	50,000,000
Bank of America NA	55,000,000	0.280	07/01/13	55,000,000
JPMorgan Chase Bank NA (next reset date 06/07/13) (b)	40,000,000	0.361	06/06/14	40,000,000
JPMorgan Chase Bank NA (next reset date 07/22/13) (b)	30,000,000	0.356	06/20/14	30,000,000
Natixis	100,000,000	0.130	06/03/13	100,000,000
Societe Generale	155,188,000	0.100	06/03/13	155,188,000
Svenska Handelsbanken AB (next reset date 06/27/13) (a)(b)	25,000,000	0.283	11/27/13	25,000,000
Toyota Motor Credit Corp. (next reset date 06/10/13) (b)	9,600,000	0.331	09/09/13	9,600,000
Wells Fargo Bank NA (next reset date 06/20/13) (b)	33,000,000	0.338	06/20/14	33,000,000

Total Other Notes (amortized cost $497,788,000)				497,788,000

Total Investments - 76.8% (amortized cost $4,169,010,605)				4,169,010,605

Repurchase Agreements - 23.2%
Government Agency Repurchase Agreements - 20.5%
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $130,000,000 dated May 31, 2013 at 0.070% to be repurchased at $130,000,758 on June 3, 2013, collateralized by: $393,531,746 par various United States Government Mortgage Agency Obligations valued at $132,600,000.				130,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $225,000,000 dated May 31, 2013 at 0.070% to be repurchased at $225,001,313 on June 3, 2013, collateralized by: $225,662,300 par various United States Government Mortgage Agency Obligations valued at $229,500,022.				225,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $331,000,000 dated May 31, 2013 at 0.090% to be repurchased at $331,002,483 on June 3, 2013, collateralized by: $571,794,437 par various United States Government Mortgage Agency Obligations valued at $337,620,000.				331,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $30,000,000 dated May 31, 2013 at 0.070% to be repurchased at $30,000,175 on June 3, 2013, collateralized by: $27,008,000 par various United States Government Mortgage Agency Obligations valued at $30,600,381.				30,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $46,000,000 dated May 31, 2013 at 0.100% to be repurchased at $46,000,383 on June 3, 2013, collateralized by: $44,674,172 par various United States Government Mortgage Agency Obligations valued at $46,920,001.				46,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.050% to be repurchased at $100,000,694 on June 5, 2013, collateralized by: $178,084,749 par various United States Government Mortgage Agency Obligations valued at $102,000,000.				100,000,000

4	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Value $
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000,000 dated May 31, 2013 at 0.060% to be repurchased at $250,001,667 on June 4, 2013, collateralized by: $320,467,569 par various United States Government Mortgage Agency Obligations valued at $255,000,000.	250,000,000

Total Government Agency Repurchase Agreements (identified cost $1,112,000,000)	1,112,000,000

Treasury Repurchase Agreements - 2.7%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon Corp. (Tri-Party) of $90,000,000 dated May 31, 2013 at 0.060% to be repurchased at $90,000,450 on June 3, 2013, collateralized by: $71,787,800 par various United States Government Treasury Obligations valued at $91,800,080.	90,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $23,000,000 dated May 31, 2013 at 0.060% to be repurchased at $23,000,115 on June 3, 2013, collateralized by: $23,435,600 par various United States Government Treasury Obligations valued at $23,460,012.	23,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $35,000,000 dated May 31, 2013 at 0.120% to be repurchased at $35,000,817 on June 7, 2013, collateralized by: $33,744,900 par various United States Government Treasury Obligations valued at $35,700,023.	35,000,000

Total Treasury Repurchase Agreements (identified cost $148,000,000)	148,000,000

Total Repurchase Agreement (identified cost $1,260,000,000)	1,260,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $5,429,010,605) (d)	5,429,010,605

Other Assets and Liabilities, Net - 0.0% (e)	(7,274)

Net Assets - 100.0%	5,429,003,331

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.
(e)	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Money Market Fund	5

SSgA

U.S. Government Money Market Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Government Agency Debt - 64.0%
Federal Home Loan Bank	50,000,000	0.154	06/12/13	49,997,647
Federal Home Loan Bank	34,000,000	0.120	06/14/13	33,998,527
Federal Home Loan Bank	22,000,000	0.145	06/14/13	21,998,848
Federal Home Loan Bank	22,000,000	0.120	06/19/13	21,998,680
Federal Home Loan Bank	49,000,000	0.143	06/21/13	48,996,107
Federal Home Loan Bank	66,000,000	0.133	07/17/13	65,988,826
Federal Home Loan Bank	34,430,000	0.070	08/16/13	34,424,912
Federal Home Loan Bank	11,000,000	0.145	08/23/13	10,996,323
Federal Home Loan Bank	30,000,000	0.140	09/06/13	29,988,683
Federal Home Loan Bank	17,000,000	0.140	09/11/13	16,993,257
Federal Home Loan Bank	21,850,000	0.133	09/18/13	21,841,234
Federal Home Loan Bank	38,000,000	0.129	09/25/13	37,984,205
Federal Home Loan Bank	17,000,000	0.135	09/25/13	16,992,605
Federal Home Loan Bank	34,000,000	0.115	10/09/13	33,985,881
Federal Home Loan Bank	30,000,000	0.116	10/09/13	29,987,433
Federal Home Loan Bank	15,000,000	0.110	10/16/13	14,993,721
Federal Home Loan Bank	25,000,000	0.110	10/18/13	24,989,382
Federal Home Loan Bank	12,000,000	0.100	11/15/13	11,994,433
Federal Home Loan Bank (next reset date 06/03/13) (a)	71,000,000	0.148	04/01/14	71,000,000
Federal Home Loan Mortgage Corp.	50,000,000	0.150	06/10/13	49,998,125
Federal Home Loan Mortgage Corp.	28,000,000	0.107	06/17/13	27,998,668
Federal Home Loan Mortgage Corp.	13,000,000	0.120	06/17/13	12,999,307
Federal Home Loan Mortgage Corp.	73,000,000	0.130	07/08/13	72,990,246
Federal Home Loan Mortgage Corp.	34,317,000	0.126	07/15/13	34,499,288
Federal Home Loan Mortgage Corp.	35,500,000	0.070	08/05/13	35,495,513
Federal Home Loan Mortgage Corp.	14,000,000	0.150	08/05/13	13,996,208
Federal Home Loan Mortgage Corp.	9,000,000	0.149	08/19/13	8,997,057
Federal Home Loan Mortgage Corp.	39,000,000	0.120	08/26/13	38,988,820
Federal Home Loan Mortgage Corp.	28,000,000	0.149	08/26/13	27,990,034
Federal Home Loan Mortgage Corp.	17,000,000	0.143	09/03/13	16,993,675
Federal Home Loan Mortgage Corp.	60,725,000	0.140	09/09/13	60,701,385
Federal Home Loan Mortgage Corp.	39,000,000	0.130	09/16/13	38,984,931
Federal Home Loan Mortgage Corp.	16,000,000	0.070	09/17/13	15,996,640
Federal Home Loan Mortgage Corp.	11,000,000	0.130	09/23/13	10,995,472
Federal Home Loan Mortgage Corp.	63,000,000	0.114	10/07/13	62,974,464
Federal Home Loan Mortgage Corp.	66,000,000	0.100	10/21/13	65,973,967
Federal Home Loan Mortgage Corp.	7,000,000	0.100	10/28/13	6,997,103
Federal Home Loan Mortgage Corp.	16,000,000	0.095	11/04/13	15,993,413
Federal Home Loan Mortgage Corp.	5,000,000	0.100	11/04/13	4,997,833
Federal Home Loan Mortgage Corp.	11,000,000	0.100	11/26/13	10,994,561
Federal National Mortgage Assoc.	67,000,000	0.100	06/03/13	66,999,628
Federal National Mortgage Assoc.	66,000,000	0.100	06/17/13	65,997,067
Federal National Mortgage Assoc.	5,000,000	0.130	07/03/13	4,999,422
Federal National Mortgage Assoc.	26,000,000	0.110	07/10/13	25,996,902
Federal National Mortgage Assoc.	68,000,000	0.110	07/22/13	67,989,403
Federal National Mortgage Assoc.	90,000,000	0.110	07/23/13	89,985,700
Federal National Mortgage Assoc.	44,375,000	0.130	08/07/13	44,364,264
Federal National Mortgage Assoc.	75,000,000	0.070	08/08/13	74,990,083
Federal National Mortgage Assoc.	32,000,000	0.120	08/15/13	31,992,000
Federal National Mortgage Assoc.	20,000,000	0.125	08/28/13	19,993,889

6	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Federal National Mortgage Assoc.	13,000,000	0.143	08/28/13	12,995,472
Federal National Mortgage Assoc.	88,000,000	0.150	09/03/13	87,965,533
Federal National Mortgage Assoc.	5,458,000	0.140	09/04/13	5,455,984
Federal National Mortgage Assoc.	39,900,000	0.140	09/11/13	39,884,173
Federal National Mortgage Assoc.	5,000,000	0.115	10/02/13	4,998,035
Federal National Mortgage Assoc.	17,000,000	0.100	10/30/13	16,992,869
Federal National Mortgage Assoc.	5,000,000	0.095	11/06/13	4,997,915
Federal National Mortgage Assoc.	17,000,000	0.095	11/13/13	16,992,598
Federal National Mortgage Assoc.	8,000,000	0.100	11/13/13	7,996,333
Federal National Mortgage Assoc.	22,000,000	0.100	11/20/13	21,989,489
Federal National Mortgage Assoc.	22,000,000	0.100	11/27/13	21,989,061

Total Government Agency Debt (amortized cost $1,970,273,234)				1,970,273,234

Total Investments - 64.0% (amortized cost $1,970,273,234)				1,970,273,234

Repurchase Agreements - 32.6%
Government Agency Repurchase Agreements - 7.5%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated May 31, 2013 at 0.030% to be repurchased at $150,000,625 on June 5, 2013, collateralized by: $149,806,026 par various United States Government Mortgage Agency Obligations valued at $153,000,501.				150,000,000
Agreement with RBS Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $80,000,000 dated May 31, 2013 at 0.070% to be repurchased at $80,000,467 on June 3, 2013, collateralized by: $76,212,000 par various United States Government Mortgage Agency Obligations valued at $81,600,427.				80,000,000

Total Government Agency Repurchase Agreements (identified cost $230,000,000)				230,000,000

Treasury Repurchase Agreements - 25.1%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon Corp. (Tri-Party) of $90,000,000 dated May 31, 2013 at 0.060% to be repurchased at $90,000,450 on June 3, 2013, collateralized by: $71,788,100 par various United States Government Treasury Obligations valued at $91,800,463.				90,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.050% to be repurchased at $100,000,972 on June 7, 2013, collateralized by: $95,126,645 par various United States Government Treasury Obligations valued at $102,000,120.				100,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.070% to be repurchased at $100,000,583 on June 3, 2013, collateralized by: $102,021,300 par various United States Government Treasury Obligations valued at $102,000,046.				100,000,000

U.S. Government Money Market Fund	7

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Value $
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.060% to be repurchased at $100,000,500 on June 3, 2013, collateralized by: $103,312,500 par various United States Government Treasury Obligations valued at $102,000,046.	100,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.070% to be repurchased at $100,000,583 on June 3, 2013, collateralized by: $76,864,400 par various United States Government Treasury Obligations valued at $102,000,128.	100,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 31, 2013 at 0.060% to be repurchased at $100,000,500 on June 3, 2013, collateralized by: $98,568,300 par various United States Government Treasury Obligations valued at $102,000,091.	100,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated May 31, 2013 at 0.120% to be repurchased at $25,000,583 on June 7, 2013, collateralized by: $25,624,100 par various United States Government Treasury Obligations valued at $25,500,065.	25,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $30,000,000 dated May 31, 2013 at 0.110% to be repurchased at $30,000,275 on June 3, 2013, collateralized by: $30,344,000 par various United States Government Treasury Obligations valued at $30,600,028.	30,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $31,000,000 dated May 31, 2013 at 0.060% to be repurchased at $31,000,155 on June 3, 2013, collateralized by: $30,399,500 par various United States Government Treasury Obligations valued at $31,620,082.	31,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $99,000,000 dated May 31, 2013 at 0.060% to be repurchased at $99,000,495 on June 3, 2013, collateralized by: $101,253,100 par various United States Government Treasury Obligations valued at $101,447,123.	99,000,000

Total Treasury Repurchase Agreements (identified cost $775,000,000)	775,000,000

Total Repurchase Agreement (identified cost $1,005,000,000)	1,005,000,000

Total Investments and Repurchase Agreements - 96.6% (b) (cost $2,975,273,234) (c)	2,975,273,234

Other Assets and Liabilities, Net - 3.4%	105,769,157

Net Assets - 100.0%	3,081,042,391

See accompanying notes which are an integral part of the quarterly report.

8	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(c)	The identified cost for Federal income tax purposes.

See accompanying notes which are an integral part of the quarterly report.

U.S. Government Money Market Fund	9

SSgA

Money Market Funds

Notes to Quarterly Report — May 31, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2013. This Quarterly Report reports on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

10	Notes to Quarterly Report

SSgA

Money Market Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

Contractual Obligation/Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	11

SSgA

Money Market Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

3.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2013, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

12	Notes to Quarterly Report

SSgA

Money Market Funds

Shareholder Requests for Additional Information — May 31, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	13

S&P 500 Index Fund

Quarterly Report

May 31, 2013

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2013. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests substantially all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio and investment policies that are substantially similar to those of the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 52.16% at May 31, 2013). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its Quarterly Report.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

2	Notes to Quarterly Report

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Fund and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The level associated with valuing the Fund’s investments for the period ended May 31, 2013 was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Notes to Quarterly Report	3

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

3.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedule of Investments.

4	Notes to Quarterly Report

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	5

State Street Equity 500 Index Portfolio

Portfolio of Investments — May 31, 2013 (Unaudited)

	Shares	Market Value

Common Stocks - 97.7%
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A	13,046	$653,344
Amazon.com, Inc. (a)	57,992	15,601,588
Apollo Group, Inc. Class A (a)	18,029	360,400
AutoNation, Inc. (a)	6,363	294,798
AutoZone, Inc. (a)	5,564	2,274,730
Bed Bath & Beyond, Inc. (a)	36,545	2,494,196
Best Buy Co., Inc.	42,119	1,160,378
BorgWarner, Inc. (a)	18,500	1,499,795
Cablevision Systems Corp.	35,600	538,272
CarMax, Inc. (a)	37,200	1,739,844
Carnival Corp.	70,650	2,338,515
CBS Corp. Class B	91,203	4,514,548
Chipotle Mexican Grill, Inc. (a)	5,100	1,841,100
Coach, Inc.	44,828	2,611,679
Comcast Corp. Class A	420,448	16,880,987
D.R. Horton, Inc.	46,076	1,122,411
Darden Restaurants, Inc.	20,588	1,066,458
Delphi Automotive PLC	45,500	2,220,855
DIRECTV (a)	91,377	5,585,876
Discovery Communications, Inc. Class A (a)	38,100	3,004,566
Dollar General Corp. (a)	48,200	2,544,960
Dollar Tree, Inc. (a)	36,600	1,758,264
eBay, Inc. (a)	186,803	10,106,042
Expedia, Inc.	14,357	824,953
Family Dollar Stores, Inc.	15,558	951,372
Ford Motor Co.	630,098	9,879,937
Fossil, Inc. (a)	8,800	934,560
GameStop Corp. Class A	19,500	646,620
Gannett Co., Inc.	39,574	850,841
Gap, Inc.	48,098	1,950,374
Garmin Ltd.	17,300	604,289
Genuine Parts Co.	25,209	1,959,748
Goodyear Tire & Rubber Co. (a)	34,957	529,249
H&R Block, Inc.	41,215	1,206,363
Harley-Davidson, Inc.	35,801	1,952,587
Harman International Industries, Inc.	12,021	638,315
Hasbro, Inc.	17,825	792,856
Home Depot, Inc.	236,712	18,619,766
Host Hotels & Resorts, Inc.	118,721	2,112,047
International Game Technology	39,819	711,964
Interpublic Group of Cos., Inc.	71,894	1,022,333
JC Penney Co., Inc. (a)	21,810	383,420
Johnson Controls, Inc.	109,586	4,094,133
Kohl’s Corp.	34,533	1,775,341
L Brands, Inc.	38,167	1,908,732
Lennar Corp. Class A	25,931	1,019,607
Lowe’s Cos., Inc.	176,962	7,451,870
Macy’s, Inc.	61,423	2,969,188
Marriott International, Inc. Class A	39,050	1,640,490
Mattel, Inc.	53,776	2,406,476
McDonald’s Corp.	159,925	15,443,957

	Shares	Market Value
McGraw-Hill Cos., Inc.	45,766	$2,496,535
NetFlix, Inc. (a)	8,900	2,013,625
Newell Rubbermaid, Inc.	47,893	1,295,027
News Corp. Class A	320,809	10,301,177
NIKE, Inc. Class B	113,504	6,998,657
Nordstrom, Inc.	23,633	1,390,093
O’Reilly Automotive, Inc. (a)	17,700	1,927,707
Omnicom Group, Inc.	40,441	2,512,599
PetSmart, Inc.	17,300	1,167,750
Priceline.com, Inc. (a)	7,790	6,262,615
PulteGroup, Inc. (a)	54,705	1,181,081
PVH Corp.	12,400	1,428,356
Ralph Lauren Corp.	9,515	1,665,981
Ross Stores, Inc.	35,900	2,308,370
Scripps Networks Interactive, Inc. Class A	13,535	911,718
Snap-on, Inc.	9,212	839,121
Stanley Black & Decker, Inc.	24,707	1,957,288
Staples, Inc.	110,033	1,650,495
Starbucks Corp.	117,261	7,395,651
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,134,170
Target Corp.	101,816	7,076,212
Tiffany & Co.	19,880	1,546,266
Time Warner Cable, Inc.	46,071	4,400,241
Time Warner, Inc.	150,191	8,766,649
TJX Cos., Inc.	113,912	5,765,086
TripAdvisor, Inc. (a)	16,857	1,087,108
Urban Outfitters, Inc. (a)	18,300	767,319
V.F. Corp.	14,393	2,646,297
Viacom, Inc. Class B	72,422	4,771,886
Walt Disney Co.	287,545	18,138,339
Washington Post Co. Class B	660	308,372
Whirlpool Corp.	12,661	1,617,569
Wyndham Worldwide Corp.	22,699	1,319,266
Wynn Resorts, Ltd.	12,700	1,725,803
Yum! Brands, Inc.	70,392	4,769,058

		290,038,481

Consumer Staples - 10.2%
Altria Group, Inc.	321,299	11,598,894
Archer-Daniels-Midland Co.	102,424	3,301,125
Avon Products, Inc.	67,660	1,594,746
Beam, Inc.	25,045	1,623,918
Brown-Forman Corp. Class B	23,482	1,616,031
Campbell Soup Co.	28,865	1,235,711
Clorox Co.	20,543	1,706,712
Coca-Cola Co.	606,222	24,242,818
Coca-Cola Enterprises, Inc.	40,801	1,516,165
Colgate-Palmolive Co.	137,802	7,970,468
ConAgra Foods, Inc.	65,375	2,202,484
Constellation Brands, Inc. Class A (a)	23,026	1,220,608
Costco Wholesale Corp.	68,589	7,522,156
CVS Caremark Corp.	196,832	11,333,587

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2013 (Unaudited)

	Shares	Market Value

Dr Pepper Snapple Group, Inc.	31,100	$1,429,978
Estee Lauder Cos., Inc. Class A	38,504	2,609,801
General Mills, Inc.	103,664	4,880,501
H.J. Heinz Co.	49,869	3,608,521
Hormel Foods Corp.	21,200	844,184
Kellogg Co.	39,035	2,422,122
Kimberly-Clark Corp.	61,800	5,984,094
Kraft Foods Group, Inc.	94,769	5,224,615
Kroger Co.	81,676	2,750,031
Lorillard, Inc.	61,383	2,605,094
McCormick & Co., Inc.	20,753	1,433,617
Molson Coors Brewing Co. Class B	25,162	1,243,254
Mondelez International, Inc. Class A	285,809	8,419,933
Monster Beverage Corp. (a)	24,300	1,326,537
PepsiCo, Inc.	245,554	19,833,397
Philip Morris International, Inc.	260,599	23,691,055
Procter & Gamble Co.	434,819	33,376,706
Reynolds American, Inc.	52,074	2,505,280
Safeway, Inc.	37,164	855,144
Sysco Corp.	93,209	3,150,464
The Hershey Co.	23,482	2,092,481
The J.M. Smucker Co.	16,460	1,661,802
Tyson Foods, Inc. Class A	44,235	1,105,875
Wal-Mart Stores, Inc.	264,702	19,810,298
Walgreen Co.	137,218	6,553,532
Whole Foods Market, Inc.	55,066	2,855,723

		240,959,462

Energy - 10.3%
Anadarko Petroleum Corp.	79,126	6,921,151
Apache Corp.	62,125	5,102,326
Baker Hughes, Inc.	69,973	3,182,372
Cabot Oil & Gas Corp.	32,600	2,293,736
Cameron International Corp. (a)	38,500	2,343,495
Chesapeake Energy Corp.	83,182	1,816,695
Chevron Corp. (b)	309,146	37,947,672
ConocoPhillips	195,130	11,969,274
Consol Energy, Inc.	34,973	1,212,864
Denbury Resources, Inc. (a)	61,500	1,128,525
Devon Energy Corp.	60,151	3,419,584
Diamond Offshore Drilling, Inc.	11,500	791,315
Ensco PLC Class A	36,500	2,196,205
EOG Resources, Inc.	42,717	5,514,765
EQT Corp.	23,300	1,861,204
ExxonMobil Corp. (b)	710,447	64,274,140
FMC Technologies, Inc. (a)	38,600	2,148,476
Halliburton Co.	148,634	6,220,333
Helmerich & Payne, Inc.	16,300	1,006,362
Hess Corp.	47,801	3,222,265
Kinder Morgan, Inc.	101,326	3,848,362
Marathon Oil Corp.	111,777	3,844,011
Marathon Petroleum Corp.	51,688	4,264,260
Murphy Oil Corp.	27,441	1,737,564

	Shares	Market Value
Nabors Industries, Ltd.	48,204	$771,746
National Oilwell Varco, Inc.	67,757	4,763,317
Newfield Exploration Co. (a)	20,600	490,074
Noble Corp.	39,400	1,526,750
Noble Energy, Inc.	55,820	3,218,023
Occidental Petroleum Corp.	127,044	11,696,941
Peabody Energy Corp.	44,124	867,919
Phillips 66	99,165	6,601,414
Pioneer Natural Resources Co.	21,100	2,926,148
QEP Resources, Inc.	27,068	767,648
Range Resources Corp.	25,500	1,917,090
Rowan Cos. PLC Class A (a)	19,620	652,169
Schlumberger, Ltd.	209,558	15,304,021
Southwestern Energy Co. (a)	54,600	2,057,874
Spectra Energy Corp.	104,398	3,191,447
Tesoro Corp.	23,165	1,428,122
Valero Energy Corp.	87,909	3,571,743
Williams Cos., Inc.	105,468	3,710,364
WPX Energy, Inc. (a)	30,856	594,287

		244,324,053

Financials - 17.2%
ACE, Ltd.	52,700	4,726,136
AFLAC, Inc.	73,990	4,120,503
Allstate Corp.	76,406	3,685,825
American Express Co.	153,764	11,641,472
American International Group, Inc. (a)	234,433	10,422,891
American Tower Corp. REIT	62,800	4,888,352
Ameriprise Financial, Inc.	31,407	2,560,299
Aon PLC	48,347	3,078,253
Apartment Investment & Management Co. Class A	22,952	694,528
Assurant, Inc.	14,131	702,876
AvalonBay Communities, Inc.	17,798	2,361,083
Bank of America Corp.	1,712,071	23,386,890
BB&T Corp.	111,970	3,686,052
Berkshire Hathaway, Inc. Class B (a)	288,403	32,898,130
BlackRock, Inc.	19,634	5,481,813
Boston Properties, Inc.	23,867	2,543,745
Capital One Financial Corp.	92,963	5,664,236
CBRE Group, Inc. (a)	49,575	1,149,149
Charles Schwab Corp.	175,293	3,481,319
Chubb Corp.	40,575	3,534,082
Cincinnati Financial Corp.	23,114	1,094,217
Citigroup, Inc.	480,720	24,992,633
CME Group, Inc.	48,955	3,325,513
Comerica, Inc.	28,344	1,119,305
DDR Corp. REIT	1,532	26,749
Discover Financial Services	79,005	3,745,627
E*Trade Financial Corp. (a)	44,931	522,548
Equity Residential	51,157	2,892,928
Fifth Third Bancorp	135,116	2,459,111
First Horizon National Corp.	43,755	502,307

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2013 (Unaudited)

	Shares	Market Value

Franklin Resources, Inc.	21,480	$3,325,319
Genworth Financial, Inc. Class A (a)	72,151	779,952
Goldman Sachs Group, Inc.	70,134	11,367,319
Hartford Financial Services Group, Inc.	70,197	2,150,134
HCP, Inc.	70,500	3,340,290
Health Care REIT, Inc.	46,100	3,136,183
Hudson City Bancorp, Inc.	76,692	651,882
Huntington Bancshares, Inc.	141,956	1,100,159
IntercontinentalExchange, Inc. (a)	11,980	2,051,096
Invesco, Ltd.	72,200	2,436,028
J.P. Morgan Chase & Co.	605,215	33,038,687
KeyCorp	148,675	1,602,716
Kimco Realty Corp.	62,669	1,388,118
Legg Mason, Inc.	18,042	632,192
Leucadia National Corp.	46,736	1,466,576
Lincoln National Corp.	41,392	1,476,039
Loews Corp.	47,731	2,187,034
M&T Bank Corp.	18,737	1,965,511
Marsh & McLennan Cos., Inc.	88,553	3,543,891
Mastercard, Inc. Class A	16,900	9,637,225
MetLife, Inc.	174,396	7,710,047
Moody’s Corp.	30,266	2,010,873
Morgan Stanley	214,230	5,548,557
NASDAQ OMX Group, Inc.	18,400	578,864
Northern Trust Corp.	34,306	1,994,894
NYSE Euronext	40,200	1,617,246
Paychex, Inc.	50,738	1,888,976
People’s United Financial, Inc.	57,000	784,320
PNC Financial Services Group, Inc.	82,517	5,911,518
Principal Financial Group, Inc.	43,391	1,642,349
Progressive Corp.	84,501	2,153,930
ProLogis, Inc.	78,999	3,183,660
Prudential Financial, Inc.	74,339	5,127,161
Public Storage, Inc.	23,087	3,504,607
Regions Financial Corp.	218,789	1,997,544
Simon Property Group, Inc.	49,415	8,224,633
SLM Corp.	69,254	1,644,090
State Street Corp. (c)	72,725	4,812,940
SunTrust Banks, Inc.	86,518	2,776,363
T. Rowe Price Group, Inc.	40,075	3,040,089
The Bank of New York Mellon Corp.	181,685	5,461,451
The Macerich Co. REIT	26,200	1,700,642
Torchmark Corp.	14,931	963,199
Total System Services, Inc.	26,575	624,778
Travelers Cos., Inc.	59,004	4,939,815
U.S. Bancorp	299,052	10,484,763
Unum Group	40,929	1,165,658
Ventas, Inc.	45,400	3,240,198
Visa, Inc. Class A	82,300	14,660,922
Vornado Realty Trust	26,714	2,135,784
Wells Fargo & Co.	775,149	31,432,292
Western Union Co.	86,585	1,418,262

	Shares	Market Value
XL Group PLC	44,968	$1,413,344
Zions Bancorp.	30,453	854,207

		405,312,899

Health Care - 12.1%
Abbott Laboratories	252,406	9,255,728
AbbVie, Inc.	252,906	10,796,557
Actavis, Inc. (a)	20,946	2,582,432
Aetna, Inc.	59,359	3,584,096
Alexion Pharmaceuticals, Inc. (a)	30,400	2,965,216
Allergan, Inc.	49,192	4,894,112
AmerisourceBergen Corp.	34,986	1,892,043
Amgen, Inc.	119,545	12,017,859
Baxter International, Inc.	85,361	6,003,439
Becton Dickinson and Co.	30,097	2,968,166
Biogen Idec, Inc. (a)	37,031	8,794,492
Boston Scientific Corp. (a)	219,034	2,023,874
Bristol-Myers Squibb Co.	262,516	12,078,361
C.R. Bard, Inc.	11,997	1,236,771
Cardinal Health, Inc.	53,957	2,533,821
CareFusion Corp. (a)	33,878	1,245,016
Celgene Corp. (a)	65,618	8,113,666
Cerner Corp. (a)	23,000	2,260,440
CIGNA Corp.	45,996	3,123,128
Covidien PLC	73,700	4,687,320
DaVita, Inc. (a)	13,300	1,650,131
Dentsply International, Inc.	23,300	973,008
Edwards Lifesciences Corp. (a)	19,000	1,262,740
Eli Lilly & Co.	156,475	8,318,211
Express Scripts Holding Co. (a)	129,914	8,070,258
Forest Laboratories, Inc. (a)	37,402	1,486,729
Gilead Sciences, Inc. (a)	243,198	13,249,427
Hospira, Inc. (a)	25,303	877,508
Humana, Inc.	24,307	1,963,519
Intuitive Surgical, Inc. (a)	6,300	3,134,439
Johnson & Johnson	444,749	37,438,971
Laboratory Corp. of America Holdings (a)	15,422	1,534,335
Life Technologies Corp. (a)	27,887	2,066,427
McKesson Corp.	37,255	4,241,854
Mead Johnson Nutrition Co.	32,618	2,644,341
Medtronic, Inc.	159,778	8,150,276
Merck & Co., Inc.	478,170	22,330,539
Mylan, Inc. (a)	63,209	1,926,610
Patterson Cos., Inc.	12,894	503,898
Perrigo Co.	14,400	1,669,104
Pfizer, Inc.	1,144,611	31,167,758
Quest Diagnostics, Inc.	25,600	1,583,104
Regeneron Pharmaceuticals, Inc. (a)	12,100	2,926,627
St. Jude Medical, Inc.	45,126	1,950,797
Stryker Corp.	46,289	3,073,127
Tenet Healthcare Corp. (a)	15,542	736,225
UnitedHealth Group, Inc.	161,796	10,133,283
Varian Medical Systems, Inc. (a)	18,060	1,210,201

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2013 (Unaudited)

	Shares	Market Value

WellPoint, Inc.	47,738	$3,674,394
Zimmer Holdings, Inc.	26,052	2,045,343

		285,049,721

Industrials - 10.1%
3M Co.	101,772	11,222,399
ADT Corp. (a)	36,250	1,471,388
Amphenol Corp. Class A	26,100	2,033,190
Avery Dennison Corp.	15,388	669,378
Boeing Co.	108,988	10,791,992
Caterpillar, Inc.	103,679	8,895,658
CH Robinson Worldwide, Inc.	25,861	1,466,060
Cintas Corp.	17,588	802,980
CSX Corp.	162,814	4,104,541
Cummins, Inc.	28,358	3,392,468
Danaher Corp.	90,572	5,599,161
Deere & Co.	60,837	5,299,511
Dover Corp.	27,895	2,182,784
Eaton Corp. PLC	75,124	4,962,691
Emerson Electric Co.	112,948	6,489,992
Equifax, Inc.	19,983	1,216,965
Expeditors International Washington, Inc.	34,020	1,327,801
Fastenal Co.	42,500	2,217,650
FedEx Corp.	46,800	4,508,712
First Solar, Inc. (a)	8,070	438,847
Flir Systems, Inc.	23,500	572,460
Flowserve Corp.	7,300	1,227,349
Fluor Corp.	24,960	1,577,722
Fortune Brands Home & Security, Inc.	1,145	48,411
General Dynamics Corp.	53,161	4,098,713
General Electric Co.	1,654,633	38,586,042
Honeywell International, Inc.	125,781	9,868,777
Illinois Tool Works, Inc.	66,271	4,647,585
Ingersoll-Rand PLC	43,300	2,491,049
Iron Mountain, Inc.	24,010	860,518
Jacobs Engineering Group, Inc. (a)	20,400	1,163,004
Joy Global, Inc.	17,200	930,176
Kansas City Southern	17,500	1,937,250
L-3 Communications Holdings, Inc.	13,603	1,157,479
Leggett & Platt, Inc.	20,398	652,736
Lockheed Martin Corp.	41,752	4,418,614
Masco Corp.	57,123	1,200,726
Norfolk Southern Corp.	48,955	3,749,464
Northrop Grumman Corp.	36,711	3,024,619
PACCAR, Inc.	56,774	3,043,086
Pall Corp.	18,609	1,269,134
Parker Hannifin Corp.	23,903	2,384,563
Pentair, Ltd.	33,495	1,950,749
Pitney Bowes, Inc.	29,727	436,392
Precision Castparts Corp.	23,007	4,921,657
Quanta Services, Inc. (a)	35,000	992,950
Raytheon Co.	50,482	3,364,121

	Shares	Market Value
Republic Services, Inc.	45,503	$1,551,652
Robert Half International, Inc.	23,540	818,250
Rockwell Automation, Inc.	22,505	1,980,890
Rockwell Collins, Inc.	22,531	1,458,882
Roper Industries, Inc.	16,100	1,999,942
Ryder System, Inc.	7,921	499,340
Southwest Airlines Co.	114,186	1,618,016
Stericycle, Inc. (a)	14,100	1,547,616
Textron, Inc.	44,839	1,208,859
Thermo Fisher Scientific, Inc.	55,724	4,920,429
Tyco International, Ltd.	72,500	2,451,225
Union Pacific Corp.	74,268	11,483,318
United Parcel Service, Inc. Class B	112,546	9,667,701
United Technologies Corp.	134,678	12,780,942
W.W. Grainger, Inc.	9,669	2,489,187
Waste Management, Inc.	68,239	2,861,261
Xylem, Inc.	28,692	807,393

		239,814,417

Information Technology - 16.2%
Accenture PLC Class A	101,500	8,334,165
Adobe Systems, Inc. (a)	77,957	3,345,135
Advanced Micro Devices, Inc. (a)	84,086	336,344
Agilent Technologies, Inc.	54,968	2,498,296
Akamai Technologies, Inc. (a)	27,324	1,260,183
Altera Corp.	50,554	1,677,887
Analog Devices, Inc.	47,269	2,171,065
AOL, Inc. (a)	1	35
Apple, Inc.	148,884	66,950,157
Applied Materials, Inc.	185,707	2,822,746
Autodesk, Inc. (a)	36,476	1,376,239
Automatic Data Processing, Inc.	78,417	5,388,816
BMC Software, Inc. (a)	22,421	1,015,559
Broadcom Corp. Class A	82,359	2,957,512
CA, Inc.	50,699	1,384,590
Cisco Systems, Inc.	849,619	20,458,826
Citrix Systems, Inc. (a)	29,667	1,909,071
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,089,236
Computer Sciences Corp.	23,144	1,032,454
Corning, Inc.	228,576	3,513,213
Dell, Inc.	226,950	3,029,782
Dun & Bradstreet Corp.	7,100	696,794
Electronic Arts, Inc. (a)	50,400	1,158,696
EMC Corp. (a)	334,284	8,276,872
F5 Networks, Inc. (a)	12,200	1,015,162
Fidelity National Information Services, Inc.	46,777	2,100,287
Fiserv, Inc. (a)	21,052	1,834,892
Google, Inc. Class A (a)	42,490	36,983,721
Harris Corp.	18,600	932,418
Hewlett-Packard Co.	305,616	7,463,143
Intel Corp.	782,856	19,007,744
International Business Machines Corp.	166,742	34,685,671

State Street Equity 500 Index Portfolio	9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2013 (Unaudited)

	Shares	Market Value

Intuit, Inc.	43,863	$2,563,354
Jabil Circuit, Inc.	27,551	552,673
Juniper Networks, Inc. (a)	84,393	1,496,288
KLA-Tencor Corp.	27,005	1,520,111
Lam Research Corp. (a)	25,858	1,209,637
Linear Technology Corp.	35,263	1,322,363
LSI Corp. (a)	89,162	659,799
Microchip Technology, Inc.	29,389	1,072,111
Micron Technology, Inc. (a)	160,962	1,880,036
Microsoft Corp. (b)	1,199,335	41,832,805
Molex, Inc.	23,205	680,835
Motorola Solutions, Inc.	42,752	2,477,906
NetApp, Inc. (a)	57,357	2,152,608
NVIDIA Corp.	99,956	1,448,362
Oracle Corp.	587,962	19,849,597
PerkinElmer, Inc.	19,218	601,908
QUALCOMM, Inc.	271,011	17,203,778
Red Hat, Inc. (a)	29,800	1,437,254
SAIC, Inc.	42,900	622,050
Salesforce.com, Inc. (a)	84,800	3,589,584
SanDisk Corp. (a)	38,367	2,264,420
Seagate Technology PLC	49,100	2,115,228
Symantec Corp. (a)	109,963	2,462,072
TE Connectivity, Ltd.	67,300	2,987,447
Teradata Corp. (a)	25,320	1,411,590
Teradyne, Inc. (a)	28,149	504,993
Texas Instruments, Inc.	176,199	6,323,782
VeriSign, Inc. (a)	24,721	1,162,876
Waters Corp. (a)	13,765	1,331,213
Western Digital Corp.	36,200	2,292,184
Xerox Corp.	187,601	1,649,013
Xilinx, Inc.	42,502	1,727,706
Yahoo!, Inc. (a)	154,519	4,063,850

		383,176,144

Materials - 3.5%
Air Products & Chemicals, Inc.	33,209	3,135,262
Airgas, Inc.	11,600	1,193,524
Alcoa, Inc.	169,749	1,442,866
Allegheny Technologies, Inc.	17,228	474,976
Ball Corp.	25,024	1,080,036
Bemis Co., Inc.	17,462	683,637
CF Industries Holdings, Inc.	10,550	2,014,628
Cliffs Natural Resources, Inc.	22,200	400,488
Dow Chemical Co.	189,628	6,534,581
E.I. du Pont de Nemours & Co.	148,112	8,263,168
Eastman Chemical Co.	23,708	1,700,338
Ecolab, Inc.	42,166	3,561,762
FMC Corp.	21,400	1,341,994
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	4,722,829
International Flavors & Fragrances, Inc.	13,031	1,046,259
International Paper Co.	71,411	3,295,618
LyondellBasell Industries NV	59,400	3,959,010

	Shares	Market Value
MeadWestvaco Corp.	26,720	$935,200
Monsanto Co.	86,055	8,660,575
Mosaic Co.	43,600	2,651,752
Newmont Mining Corp.	78,406	2,687,758
Nucor Corp.	49,654	2,210,099
Owens-Illinois, Inc. (a)	24,000	658,800
Plum Creek Timber Co., Inc.	25,311	1,207,335
PPG Industries, Inc.	22,771	3,497,853
Praxair, Inc.	46,511	5,317,603
Sealed Air Corp.	28,792	691,584
Sherwin-Williams Co.	13,696	2,582,107
Sigma-Aldrich Corp.	19,134	1,600,750
United States Steel Corp.	21,478	379,946
Vulcan Materials Co.	21,361	1,144,522
Weyerhaeuser Co.	87,474	2,608,475

		81,685,335

Telecommunication Services - 2.7%
AT&T, Inc.	874,350	30,593,506
CenturyLink, Inc.	99,565	3,400,145
Crown Castle International Corp. (a)	46,900	3,341,625
Frontier Communications Corp.	165,844	686,594
JDS Uniphase Corp. (a)	32,523	442,963
Sprint Nextel Corp. (a)	479,365	3,499,365
Verizon Communications, Inc.	452,166	21,921,008
Windstream Corp.	99,213	796,680

		64,681,886

Utilities - 3.1%
AES Corp.	103,195	1,258,979
AGL Resources, Inc.	18,100	766,173
Ameren Corp.	37,560	1,278,542
American Electric Power Co., Inc.	76,652	3,512,195
CenterPoint Energy, Inc.	66,311	1,537,089
CMS Energy Corp.	42,056	1,133,409
Consolidated Edison, Inc.	47,252	2,696,672
Dominion Resources, Inc.	90,862	5,138,246
DTE Energy Co.	27,484	1,830,709
Duke Energy Corp.	110,383	7,387,934
Edison International	50,419	2,316,249
Entergy Corp.	27,698	1,907,838
Exelon Corp.	136,543	4,279,258
FirstEnergy Corp.	64,822	2,528,706
Integrys Energy Group, Inc.	11,616	668,268
NextEra Energy, Inc.	67,721	5,121,062
NiSource, Inc.	50,582	1,453,221
Northeast Utilities	50,060	2,086,000
NRG Energy, Inc.	49,000	1,250,480
Oneok, Inc.	32,200	1,453,508
Pepco Holdings, Inc.	41,200	855,724
PG&E Corp.	69,126	3,104,449
Pinnacle West Capital Corp.	17,860	1,008,733
PPL Corp.	92,275	2,740,567

10	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2013 (Unaudited)

	Shares	Market Value

Public Service Enterprise Group, Inc.	80,924	$2,673,729
SCANA Corp.	21,000	1,059,240
Sempra Energy	35,286	2,868,752
Southern Co.	135,943	5,967,898
TECO Energy, Inc.	34,951	615,487
Wisconsin Energy Corp.	38,100	1,554,861
Xcel Energy, Inc.	75,951	2,181,313

		74,235,291

Total Common Stocks (cost: $1,185,884,184)		2,309,277,689

	Par Amount	Market Value

U.S. Government Securities - 0.2%
U.S. Treasury Bill (b)(d)(e) 0.01% due 06/06/2013	$1,150,000	$1,149,986
U.S. Treasury Bill (b)(d)(e) 0.01% due 07/05/2013	400,000	399,981
U.S. Treasury Bill (b)(d)(e) 0.01% due 08/08/2013	1,610,000	1,609,893

Total U.S. Government Securities (cost: $3,159,860)		3,159,860

	Shares

Money Market Fund - 2.0%
State Street Institutional Liquid Reserves Fund 0.09% (c)(f)	48,108,906	48,108,906

Total Money Market Fund (cost: $48,108,906)		48,108,906

Total Investments (g)† - 99.9% (cost $1,237,152,950(h))		2,360,546,455

Other Assets in Excess of Liabilities - 0.1%		2,741,050

Net Assets - 100.0%		$2,363,287,505

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase.
(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2013 was $1,146,940,426 and $23,546,921, respectively, resulting in net unrealized appreciation of investments of $1,123,393,505.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio	11

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — May 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,309,277,689	$—	$—	$2,309,277,689
U.S. Government Securities	—	3,159,860	—	3,159,860
Money Market Fund	48,108,906	—	—	48,108,906

Total Investments	2,357,386,595	3,159,860	—	2,360,546,455

Other Assets:
Futures contracts	1,873,859	—	—	1,873,859

Total Assets	$2,359,260,454	$3,159,860	$—	$2,362,420,314

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the five months ended May 31, 2013, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation

S&P 500 Financial Futures Contracts (long) Expiration Date 06/2013	678	$53,349,241	$1,873,859

Total unrealized appreciation on open futures contracts purchased			$1,873,859

12	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — May 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at May 31, 2013:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$1,873,859	$1,873,859

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended May 31, 2013, was $39,167,384.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending May 31, 2013 were as follows:

Security Description	Number of Shares Held at 12/31/12	Shares Purchased for the Five Months Ended 05/31/13	Shares Sold for the Five Months Ended 05/31/13	Number of Shares Held at 05/31/13	Value at 05/31/13	Income Earned for the Five Months Ended 05/31/13	Realized Gain on Shares Sold

State Street Corp.	72,725	—	—	72,725	$4,812,940	$18,909	$—
State Street Institutional Liquid Reserves Fund	25,053,183	145,825,437	122,769,714	48,108,906	48,108,906	22,834	—

State Street Equity 500 Index Portfolio	13

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

Quarterly Report

May 31, 2013

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Emerging Markets Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.3%
Bermuda - 1.9%
COSCO Pacific, Ltd.	4,358,000	6,383,841
Credicorp, Ltd.	144,943	19,947,056

		26,330,897

Brazil - 9.6%
Banco Bradesco SA ADR (a)	522,093	8,421,360
Banco do Brasil SA	840,305	9,965,332
BB Seguridade Participacoes SA (b)	1,050,000	9,054,767
Cia de Bebidas das Americas ADR	292,562	11,137,835
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	474,822	6,039,736
Cosan SA Industria e Comercio	655,400	14,474,003
Direcional Engenharia SA	949,800	7,317,070
Ez Tec Empreendimentos e Participacoes SA	506,600	6,980,001
Gafisa SA ADR (a)(b)	673,924	2,358,734
Natura Cosmeticos SA	277,600	6,573,850
Petroleo Brasileiro SA ADR	745,866	13,254,039
Petroleo Brasileiro SA ADR (Class A)	521,335	9,717,684
Souza Cruz SA	88,700	1,203,898
Vale SA ADR (a)	1,816,677	26,160,149

		132,658,458

Cayman Islands - 2.1%
ENN Energy Holdings, Ltd. (a)	1,186,000	6,659,047
Evergrande Real Estate Group, Ltd. (a)	17,821,941	7,099,040
Shimao Property Holdings, Ltd.	1,481,500	3,209,362
Tencent Holdings, Ltd. (a)	292,000	11,532,042

		28,499,491

China - 12.9%
Bank of China, Ltd. (Class H)	57,807,100	27,249,465
China Construction Bank Corp. (Class H)	45,914,169	37,112,496
China Minsheng Banking Corp., Ltd. (Class H) (a)	10,312,500	12,364,629
China National Building Material Co., Ltd. (Class H) (a)	4,428,000	4,719,058
China Petroleum & Chemical Corp. (Class H)	15,757,000	16,086,639
China Railway Construction Corp. (Class H)	9,739,000	9,542,768
Great Wall Motor Co., Ltd. (Class H) (a)	2,640,500	12,397,769

	Principal Amount ($) or Shares	Market Value $
Guangzhou R&F Properties Co., Ltd. (Class H)	4,612,400	8,566,805
Huaneng Power International, Inc. (Class H)	6,038,000	6,163,458
Industrial & Commercial Bank of China, Ltd. (Class H)	31,525,000	22,051,398
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	1,072,913	5,354,794
PetroChina Co., Ltd. (Class H)	7,316,000	8,492,219
PICC Property & Casualty Co., Ltd. (Class H) (a)	5,060,000	5,899,028
Zhejiang Expressway Co., Ltd. (Class H)	3,216,000	2,839,051

		178,839,577

Czech Republic - 0.3%
Komercni Banka AS	21,198	4,004,294

Egypt - 0.0%
Orascom Hotels & Development (b)(c)	1	—

Hong Kong - 4.9%
China Mobile, Ltd.	3,328,200	34,790,014
CNOOC, Ltd.	8,080,500	14,208,263
Fushan International Energy Group, Ltd. (a)	13,690,000	5,500,036
Guangdong Investment, Ltd. (a)	4,856,000	4,248,356
Huabao International Holdings, Ltd. (a)	5,688,000	2,486,686
Shanghai Industrial Holdings, Ltd.	998,000	3,047,737
Yuexiu Property Co., Ltd.	11,904,000	3,531,393

		67,812,485

India - 6.1%
Axis Bank, Ltd.	126,614	3,206,532
HCL Technologies, Ltd.	678,509	8,924,524
Hindustan Unilever, Ltd.	1,509,427	15,777,402
ICICI Bank, Ltd.	320,241	6,544,616
ITC, Ltd.	2,205,999	13,249,290
Oil & Natural Gas Corp., Ltd.	595,059	3,440,116
Power Finance Corp., Ltd.	1,269,224	4,095,927
Reliance Industries, Ltd.	531,724	7,589,905
Rural Electrification Corp., Ltd.	1,202,356	4,689,145
Sterlite Industries India, Ltd.	1,185,331	1,954,869
Sun Pharmaceutical Industries, Ltd.	136,439	2,522,924
Tata Consultancy Services, Ltd.	283,574	7,522,468
Tata Motors, Ltd.	762,801	4,197,764

		83,715,482

2	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Indonesia - 0.8%
Indo Tambangraya Megah Tbk PT	756,500	2,308,764
Indofood Sukses Makmur Tbk PT	2,701,500	2,021,593
Perusahaan Gas Negara Tbk PT	2,644,500	1,482,099
Telekomunikasi Indonesia Tbk PT	4,415,500	4,955,196

		10,767,652

Malaysia - 1.9%
Gamuda Bhd	2,188,300	3,355,275
IJM Corp. Bhd	1,874,100	3,426,125
Malayan Banking Bhd	2,877,800	9,475,323
Tenaga Nasional Bhd	3,571,900	9,518,170

		25,774,893

Mexico - 3.6%
Alfa SAB de CV (Class A) (a)	2,407,400	5,682,091
America Movil SAB de CV ADR (Series L)	507,262	10,099,587
Cemex SAB de CV ADR (b)	530,608	6,101,992
Grupo Financiero Banorte SAB de CV (Class O)	1,054,870	6,748,626
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (b)	238,200	3,768,324
Grupo Mexico SAB de CV (Series B)	4,201,868	13,912,784
Kimberly-Clark de Mexico SAB de CV (Class A)	1,126,400	3,851,264

		50,164,668

Peru - 0.6%
Southern Copper Corp. (a)	270,853	8,437,071

Philippines - 2.2%
Aboitiz Power Corp.	3,346,700	2,824,123
Alliance Global Group, Inc.	5,306,700	3,009,174
Bank of the Philippine Islands	2,061,128	4,984,159
DMCI Holdings, Inc.	3,273,900	4,357,948
First Philippine Holdings Corp.	996,950	2,345,765
Metropolitan Bank & Trust	2,496,578	7,437,576
Philippine Long Distance Telephone Co. ADR	28,831	2,075,255
SM Investments Corp.	131,592	3,478,169

		30,512,169

Poland - 3.8%
KGHM Polska Miedz SA	388,649	17,269,877
PGE SA	1,881,647	10,312,641
Polski Koncern Naftowy Orlen SA (b)	403,180	6,417,455

	Principal Amount ($) or Shares	Market Value $
Powszechny Zaklad Ubezpieczen SA	131,186	18,255,459

		52,255,432

Russia - 8.0%
Gazprom OAO ADR	1,626,031	12,232,460
Lukoil OAO	515,505	30,319,313
Magnit OJSC GDR (d)	270,793	14,571,430
Magnit OJSC GDR (d)	100,972	5,528,217
MegaFon OAO GDR	293,182	9,066,405
MMC Norilsk Nickel OJSC ADR	329,867	4,759,532
Sberbank	5,662,664	17,565,725
Surgutneftegas OAO	14,096,330	10,727,617
Tatneft ADR (d)	26	904
Tatneft ADR (d)	145,498	5,030,022

		109,801,625

South Africa - 4.2%
African Bank Investments, Ltd. (a)	320,717	508,444
AVI, Ltd.	382,973	2,159,075
FirstRand, Ltd.	3,321,842	9,721,842
Imperial Holdings, Ltd.	240,829	5,042,639
Investec, Ltd.	996,085	7,088,276
Kumba Iron Ore, Ltd. (a)	84,122	4,317,413
Liberty Holdings, Ltd.	220,953	2,758,174
MMI Holdings, Ltd.	701,170	1,652,164
MTN Group, Ltd. (a)	995,056	18,044,460
Sasol, Ltd.	20,598	920,363
Woolworths Holdings, Ltd.	772,909	5,564,617

		57,777,467

South Korea - 16.0%
Dongbu Insurance Co., Ltd.	99,993	4,399,254
Hana Financial Group, Inc.	127,635	4,267,307
Hanwha Corp.	136,280	3,804,684
Hyundai Marine & Fire Insurance Co., Ltd.	244,200	7,015,410
Hyundai Mobis	6,744	1,691,194
Hyundai Motor Co.	113,575	21,189,516
Industrial Bank of Korea	680,410	7,499,777
KCC Corp.	10,010	3,034,488
Kia Motors Corp.	279,016	14,507,225
KT&G Corp.	167,110	11,732,285
POSCO	31,922	9,066,345
Samsung Electronics Co., Ltd.	54,167	73,048,223
Samsung Heavy Industries Co., Ltd.	266,590	7,717,144
SK Holdings Co., Ltd.	104,095	16,252,136
SK Innovation Co., Ltd.	29,478	3,840,325
SK Telecom Co., Ltd.	101,005	18,661,760

Emerging Markets Fund	3

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Woori Finance Holdings Co., Ltd.	1,269,090	13,308,739

		221,035,812

Taiwan - 8.5%
Asia Cement Corp.	3,167,949	3,901,851
Asustek Computer, Inc.	522,000	5,727,201
Chinatrust Financial Holding Co., Ltd.	12,451,207	7,927,744
Chipbond Technology Corp.	2,495,000	6,656,892
Chong Hong Construction Co.	835,000	3,097,606
Coretronic Corp.	5,088,000	4,510,082
Far Eastern New Century Corp.	2,285,910	2,427,087
Farglory Land Development Co., Ltd.	1,331,000	2,508,882
Fubon Financial Holding Co., Ltd.	5,430,366	7,133,078
Highwealth Construction Corp.	1,287,800	2,850,522
Hon Hai Precision Industry Co., Ltd.	4,948,000	12,587,570
Lite-On Technology Corp.	2,269,695	3,617,647
MediaTek, Inc.	631,000	7,782,786
Mega Financial Holding Co., Ltd.	5,139,742	4,101,717
Pou Chen Corp.	4,066,630	3,957,886
Quanta Computer, Inc.	1,653,000	3,546,231
Taiwan Mobile Co., Ltd.	1,347,382	4,905,339
Taiwan Semiconductor Manufacturing Co., Ltd.	6,757,782	24,581,190
Tripod Technology Corp.	1,339,330	3,067,254
TSRC Corp.	1,516,000	3,048,243

		117,936,808

Thailand - 4.1%
Advanced Info Service PCL	1,953,867	16,928,723
Bangkok Bank PCL ADR	1,518,600	10,286,584
Charoen Pokphand Foods PCL	844,600	810,479
CP ALL PCL	1,979,700	2,811,604
PTT PCL	776,033	8,307,684
Sansiri PCL (a)	51,216,400	6,792,885
Thai Airways International PCL (d)	1,748,600	1,934,683
Thai Airways International PCL (d)	3,532,800	3,908,755
Thai Oil PCL	2,529,000	5,309,994

		57,091,391

Turkey - 4.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (e)	2,264,586	3,708,918

	Principal Amount ($) or Shares	Market Value $
Eregli Demir ve Celik Fabrikalari TAS	3,050,013	3,623,489
Ford Otomotiv Sanayi AS	167,200	2,534,005
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (b)	5,294,089	4,557,516
Koza Altin Isletmeleri AS	70,033	1,227,121
TAV Havalimanlari Holding AS	45,182	283,641
Turk Hava Yollari Anonim Ortakligi	3,518,797	16,271,308
Turkiye Halk Bankasi AS	885,727	9,420,332
Turkiye Is Bankasi (Class C)	2,741,579	10,095,049
Turkiye Vakiflar Bankasi Tao (Class D)	3,452,554	10,866,575

		62,587,954

United Kingdom - 0.3%
Old Mutual PLC	1,161,416	3,574,623

Total Common Stocks (cost $957,579,034)		1,329,578,249

Preferred Stocks - 3.3%
Brazil - 1.8%
Itau Unibanco Holding SA	603,378	9,127,578
Cia Energetica de Minas Gerais	928,384	9,384,403
Cia Brasileira de Distribuicao Grupo Pao de Acucar	145,400	7,045,973

		25,557,954

Russia - 0.6%
AK Transneft OAO	3,799	8,013,049

South Korea - 0.9%
Samsung Electronics Co., Ltd.	13,964	12,147,105

Total Preferred Stocks (cost $26,090,056)		45,718,108

Warrants & Rights - 0.0% (f)
China - 0.0% (f)
PICC Property & Casualty Co., Ltd. (Class H), expires 06/18/13 (b) (cost $0)	556,600	271,754

Short-Term Investments - 4.3%
SSgA Prime Money Market Fund 0.03% (g)(h)	100	100

4	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

State Street Navigator Securities Lending Prime Portfolio (g)(i)	59,835,954	59,835,954

Total Short-Term Investments (cost $59,836,054)		59,836,054

Total Investments - 103.9% (identified cost $1,043,505,144)		1,435,404,165

Other Assets and Liabilities, Net - (3.9)%		(53,917,531)

Net Assets - 100.0%		1,381,486,634

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Real Estate Investment Trust (REIT).
(f)	Less than 0.05% of net assets.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Investments of cash collateral for securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	6.3	87,738,420
Consumer Staples	6.6	91,428,222
Energy	13.2	178,032,563
Financials	29.3	406,103,493
Health Care	0.2	2,522,924
Industrials	7.1	96,951,421
Information Technology	12.6	173,104,110
Materials	8.9	124,848,716
Telecommunication Services	8.6	119,526,739
Utilities	3.5	49,593,395
Preferred Stocks
Consumer Staples	0.5	7,045,973
Energy	0.6	8,013,049
Financial	0.6	9,127,578
Information Technology	0.9	12,147,105
Utilities	0.7	9,384,403
Short Term Investments	4.3	59,836,054

Total Investments	103.9	1,435,404,165
Other Assets & Liabilities	(3.9)	(53,917,531)

	100.0	1,381,486,634

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
SGX CNX Nifty Index Futures	804	USD	9,629,508	06/13	(152,326)

Short Positions
FTSE JSE Top 40 Africa Index Futures	189	ZAR	71,175,510	06/13	(614,884)
MSCI Taiwan Index Futures	248	USD	7,318,480	06/13	52,080

					(562,804)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					(715,130)

*	Cash collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	5

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	34,078,001	CLP	16,365,960,000	06/18/13	(1,493,991)
Barclays Bank PLC	USD	10,000,000	HKD	77,620,000	06/18/13	(139)
Barclays Bank PLC	USD	33,865,184	IDR	329,745,300,000	06/18/13	(256,314)
Barclays Bank PLC	USD	34,459,449	RUB	1,073,274,000	06/18/13	(927,521)

Barclays Bank PLC	USD	2,940,000	RUB	93,021,600	06/18/13	(33,758)
Barclays Bank PLC	USD	47,700,000	TWD	1,420,983,000	06/18/13	(200,442)
Barclays Bank PLC	CLP	3,474,800,000	USD	7,300,000	06/18/13	381,804
Barclays Bank PLC	IDR	329,745,300,000	USD	33,517,514	06/18/13	(91,357)
Barclays Bank PLC	RUB	1,554,148,700	USD	49,400,000	06/18/13	844,270
Barclays Bank PLC	TWD	982,150,800	USD	33,141,583	06/18/13	310,979
BNP Paribas SA	USD	4,263,227	TRY	7,800,000	06/18/13	(105,998)
Citibank N.A.	HKD	227,453,556	USD	29,300,000	06/18/13	(3,066)
Citibank N.A.	USD	27,200,000	ZAR	252,718,616	06/18/13	(2,134,135)
Deutsche Bank AG	USD	27,100,000	INR	1,494,565,000	06/18/13	(710,915)
Deutsche Bank AG	USD	7,250,000	INR	400,925,000	06/18/13	(170,988)
Deutsche Bank AG	USD	22,100,000	MYR	68,454,750	06/18/13	(32,725)
Deutsche Bank AG	USD	2,800,000	PLN	9,183,121	06/18/13	(10,840)
Deutsche Bank AG	MYR	22,417,000	USD	7,250,000	06/18/13	23,590
Deutsche Bank AG	MYR	46,037,750	USD	14,927,934	06/18/13	87,070
Deutsche Bank AG	THB	435,638,000	USD	14,800,000	06/18/13	421,628
Goldman Sachs & Co.	USD	35,957,833	MXN	446,912,717	06/18/13	(1,030,256)
Goldman Sachs & Co.	USD	609,631	TRY	1,129,000	06/18/13	(7,899)
Goldman Sachs & Co.	PLN	103,653,250	USD	32,215,462	06/18/13	733,190
JPMorgan Chase Bank NA	USD	12,500,000	KRW	14,003,750,000	06/18/13	(113,171)
JPMorgan Chase Bank NA	KRW	16,450,770,000	USD	14,700,000	06/18/13	148,692
JPMorgan Chase Bank NA	PHP	893,739,000	USD	21,900,000	06/18/13	766,172
Royal Bank of Scotland PLC	USD	1,085,717	TRY	2,000,000	06/18/13	(19,761)
Royal Bank of Scotland PLC	TRY	27,039,000	USD	15,000,000	06/18/13	588,807
Societe Generale	USD	1,211,990	TRY	2,240,000	06/18/13	(18,119)
Societe Generale	MXN	446,912,718	USD	34,347,517	06/18/13	(580,060)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,635,253)

Foreign Currency Abbreviations:

CLP - Chilean Peso

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes which are an integral part of the quarterly report.

6	Emerging Markets Fund

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Bermuda	$19,947,056	$6,383,841	$—		$26,330,897	1.9
Brazil	132,658,458	—	—		132,658,458	9.6
Cayman Islands	—	28,499,491	—		28,499,491	2.1
China	—	178,839,577	—		178,839,577	12.9
Czech Republic	—	4,004,294	—		4,004,294	0.3
Egypt	—	—	—	*	—	0.0
Hong Kong	—	67,812,485	—		67,812,485	4.9
India	—	83,715,482	—		83,715,482	6.1
Indonesia	—	10,767,652	—		10,767,652	0.8
Malaysia	—	25,774,893	—		25,774,893	1.9
Mexico	50,164,668	—	—		50,164,668	3.6
Peru	8,437,071	—	—		8,437,071	0.6
Philippines	2,075,255	28,436,914	—		30,512,169	2.2
Poland	—	52,255,432	—		52,255,432	3.8
Russia	64,141,776	45,659,849	—		109,801,625	8.0
South Africa	—	57,777,467	—		57,777,467	4.2
South Korea	—	221,035,812	—		221,035,812	16.0
Taiwan	—	117,936,808	—		117,936,808	8.5
Thailand	—	57,091,391	—		57,091,391	4.1
Turkey	—	62,587,954	—		62,587,954	4.5
United Kingdom	—	3,574,623	—		3,574,623	0.3
Preferred Stocks	33,571,003	12,147,105	—		45,718,108	3.3
Warrants & Rights	—	271,754	—		271,754	0.0
Short-Term Investments	100	59,835,954	—		59,836,054	4.3

Total Investments	310,995,387	1,124,408,778	—		1,435,404,165	103.9

Other Assets and Liabilities, Net						(3.9)

						100.0

Other Financial Instruments
Futures Contracts	(715,130)	—	—		(715,130)	(0.1)
Forward Foreign Currency Contracts	—	(3,635,253)	—		(3,635,253)	(0.3)

Total Other Financial Instruments**	$(715,130)	$(3,635,253)	$—		$(4,350,383)

*	Fund held a Level 3 security that was valued at $0 at May 31, 2013.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	7

SSgA

International Stock Selection Fund

Schedule of Investments — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.3%
Australia - 7.4%
Amcor, Ltd.	107,996	1,014,663
Asciano Group	124,993	601,346
Caltex Australia, Ltd.	32,904	701,191
CSL, Ltd.	37,235	2,110,836
Dexus Property Group (a)	1,420,210	1,485,434
Flight Centre, Ltd.	43,465	1,623,647
Goodman Group (a)	246,537	1,202,191
GPT Group (a)	141,683	523,652
Incitec Pivot, Ltd.	618,178	1,706,685
Macquarie Group, Ltd.	57,584	2,330,384
Qantas Airways, Ltd. (b)	717,732	1,086,342
QBE Insurance Group, Ltd.	95,830	1,448,621
Shopping Centres Australasia Property Group (a)(b)	14,321	23,069
Sonic Healthcare, Ltd.	120,752	1,627,533
Sydney Airport	170,732	594,535
Tatts Group, Ltd.	568,687	1,740,229
Telstra Corp., Ltd.	753,624	3,408,856
Westpac Banking Corp.	119,284	3,203,941
Woolworths, Ltd.	62,876	1,973,635

		28,406,790

Austria - 1.3%
OMV AG (c)	107,367	4,918,531

Belgium - 1.6%
Anheuser-Busch InBev NV	25,455	2,346,436
Delhaize Group (c)	61,116	3,856,400

		6,202,836

Cayman Islands - 0.5%
MGM China Holdings, Ltd.	650,400	1,733,864

Denmark - 2.8%
Carlsberg A/S (Class B)	54,718	5,205,237
Novo Nordisk A/S (Class B)	35,702	5,731,615

		10,936,852

Finland - 2.0%
Metso Oyj	70,555	2,680,671
Sampo Oyj (Class A)	19,067	771,157
UPM-Kymmene Oyj (c)	411,378	4,385,121

		7,836,949

France - 9.0%
AXA SA	365,848	7,368,858
BNP Paribas SA	48,492	2,826,538

	Principal Amount ($) or Shares	Market Value $
Cie Generale des Etablissements Michelin	30,470	2,646,878
Credit Agricole SA (b)	361,180	3,389,054
EDF SA (c)	46,297	1,046,227
L’Oreal SA	7,060	1,183,534
Legrand SA (c)	55,114	2,695,769
Renault SA	32,412	2,499,138
Safran SA (c)	21,054	1,113,277
Schneider Electric SA	20,117	1,574,313
Societe Generale SA (c)	60,668	2,405,119
Total SA	61,935	3,071,863
Vinci SA	60,825	3,080,737

		34,901,305

Germany - 8.7%
BASF SE	90,325	8,825,969
Bayer AG	40,000	4,302,778
Continental AG	20,081	2,649,076
Deutsche Bank AG	141,278	6,607,880
E.ON AG	36,926	624,757
Freenet AG (b)	43,588	936,849
Fresenius SE	6,923	819,498
Leoni AG	26,906	1,364,272
Merck KGaA	15,050	2,381,965
Siemens AG	49,463	5,257,040

		33,770,084

Hong Kong - 1.8%
Cathay Pacific Airways, Ltd. (c)	546,000	1,007,385
Cheung Kong Holdings, Ltd.	271,000	3,789,638
New World Development Co., Ltd.	602,000	945,738
Power Assets Holdings, Ltd.	129,500	1,133,204

		6,875,965

Italy - 1.2%
Enel SpA	375,785	1,415,495
ENI SpA	139,495	3,154,325

		4,569,820

Japan - 22.5%
Ajinomoto Co., Inc.	40,000	549,649
Amada Co., Ltd.	105,000	721,661
Asahi Kasei Corp.	181,000	1,222,511
Bridgestone Corp. (c)	39,000	1,255,983
Brother Industries, Ltd.	117,500	1,343,822
Canon, Inc.	78,900	2,715,679
Central Japan Railway Co.	15,500	1,690,911
Daicel Chemical Industries, Ltd.	318,000	2,547,199
Daihatsu Motor Co., Ltd.	54,000	1,146,809

8	International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Daiwa House Industry Co., Ltd.	212,000	3,979,827
Fuji Electric Co., Ltd.	397,000	1,305,139
FUJIFILM Holdings Corp.	19,700	410,032
ITOCHU Corp.	210,000	2,606,605
JFE Holdings, Inc.	59,400	1,225,756
Kawasaki Kisen Kaisha, Ltd.	584,000	1,156,973
KDDI Corp.	69,400	3,136,500
Kirin Holdings Co., Ltd.	101,000	1,636,401
Konica Minolta, Inc.	310,000	2,216,632
Kuraray Co., Ltd.	52,300	741,505
Marubeni Corp.	195,000	1,352,383
Mitsubishi Chemical Holdings Corp.	313,000	1,491,445
Mitsubishi Electric Corp.	139,000	1,313,802
Mitsubishi Heavy Industries, Ltd.	219,000	1,342,354
Mitsubishi UFJ Financial Group, Inc.	1,201,600	7,095,921
Mizuho Financial Group, Inc.	2,010,200	3,803,501
Namco Bandai Holdings, Inc.	36,800	593,681
NEC Corp.	1,113,000	2,586,071
Nippon Telegraph & Telephone Corp.	39,300	1,937,181
Nissan Chemical Industries, Ltd.	62,500	758,026
Nissan Motor Co., Ltd.	61,200	657,930
ORIX Corp.	344,000	4,522,285
Otsuka Holdings Co., Ltd.	47,300	1,504,346
Sekisui Chemical Co., Ltd.	148,000	1,482,708
Shimamura Co., Ltd.	8,400	962,046
Sumitomo Corp.	276,000	3,473,288
Sumitomo Mitsui Financial Group, Inc.	161,501	6,321,626
Sumitomo Rubber Industries, Ltd.	85,600	1,345,005
Suzuki Motor Corp.	140,400	3,417,842
Taiheiyo Cement Corp.	938,000	2,715,043
Toppan Printing Co., Ltd.	268,000	1,751,257
Toyota Motor Corp.	38,300	2,259,221
UNY Group Holdings Co., Ltd.	102,300	674,161
Yahoo Japan Corp.	4,318	1,963,258

		86,933,975

Netherlands - 2.3%
ING Groep NV (b)	282,344	2,639,743
Koninklijke Ahold NV	131,653	2,127,037
Koninklijke DSM NV	34,090	2,219,353
Koninklijke Philips Electronics NV	73,261	2,070,344

		9,056,477

	Principal Amount ($) or Shares	Market Value $
Norway - 2.1%
StatoilHydro ASA	218,714	4,949,149
Yara International ASA	70,617	3,163,293

		8,112,442

Singapore - 1.2%
Hutchison Port Holdings Trust	2,025,000	1,599,375
Singapore Airlines, Ltd.	104,000	879,415
Vard Holdings, Ltd.	2,218,000	1,956,199

		4,434,989

Spain - 3.1%
Amadeus IT Holding SA (Class A) (c)	38,031	1,159,422
Enagas SA	44,975	1,124,245
Gas Natural SDG SA	261,315	5,395,233
Iberdrola SA	474,745	2,525,264
Repsol SA	73,051	1,636,154

		11,840,318

Sweden - 2.7%
Skandinaviska Enskilda Banken AB (Class A)	381,766	3,961,420
Swedbank AB (Class A)	119,429	2,828,464
Trelleborg AB (Class B)	243,136	3,731,321

		10,521,205

Switzerland - 6.4%
Adecco SA (b)	20,959	1,164,815
Cie Financiere Richemont SA (Class A)	25,710	2,259,793
Credit Suisse Group AG (b)	107,728	3,195,027
Glencore Xstrata PLC	195,478	953,051
Nestle SA	27,160	1,792,203
OC Oerlikon Corp. AG (b)	196,217	2,359,288
Roche Holding AG	41,922	10,373,193
Swiss Life Holding AG (b)	10,480	1,730,074
Swiss Re AG (b)	14,595	1,070,649

		24,898,093

United Kingdom - 17.7%
ARM Holdings PLC	219,783	3,208,497
AstraZeneca PLC	124,271	6,339,624
Aviva PLC	703,596	3,519,994
Barclays PLC	1,460,291	6,987,340
BHP Billiton PLC	38,473	1,113,329
BP PLC	156,443	1,119,792
British American Tobacco PLC	59,487	3,267,098
HSBC Holdings PLC	399,151	4,372,286

International Stock Selection Fund	9

SSgA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

ITV PLC	820,400	1,628,180
Kingfisher PLC	420,465	2,200,273
Legal & General Group PLC	1,409,459	3,816,034
Marks & Spencer Group PLC	141,376	1,004,303
Rexam PLC	95,883	766,559
Rio Tinto PLC	20,461	882,823
Royal Dutch Shell PLC (Class A) (d)	227,324	7,549,438
Royal Dutch Shell PLC (Class A) (d)	96,886	3,226,464
Tate & Lyle PLC	528,246	6,540,531
Unilever PLC	78,736	3,309,619
Vodafone Group PLC	1,699,150	4,924,064
WPP PLC	149,718	2,557,206

		68,333,454

Total Common Stocks (cost $304,913,288)		364,283,949

Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA	21,203	2,052,880
ProSiebenSat.1 Media AG	37,629	1,507,448

Total Preferred Stocks (cost $2,796,857)		3,560,328

Short-Term Investments - 4.2%
SSgA Prime Money Market Fund 0.03% (e)(f)	4,757,513	4,757,513
State Street Navigator Securities Lending Prime Portfolio (e)(g)	11,239,491	11,239,491

Total Short-Term Investments (cost $15,997,004)		15,997,004

Total Investments - 99.4% (identified cost $323,707,149)		383,841,281

Other Assets and Liabilities, Net - 0.6%		2,383,416

Net Assets - 100.0%		386,224,697

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	Non-income producing security.
(c)	All or a portion of the shares of this security are on loan.
(d)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.

Abbreviations:

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	9.8	37,028,084
Consumer Staples	8.8	34,461,941
Energy	7.9	30,326,907
Financials	25.1	98,165,465
Health Care	9.0	35,191,388
Industrials	13.2	50,166,545
Information Technology	4.0	15,603,413
Materials	9.2	35,732,331
Telecommunication Services	3.7	14,343,450
Utilities	3.6	13,264,425
Preferred Stocks
Consumer Discretionary	0.4	1,507,448
Consumer Staples	0.5	2,052,880
Short Term Investments	4.2	15,997,004

Total Investments	99.4	383,841,281
Other Assets & Liabilities	0.6	2,383,416

	100.0	386,224,697

See accompanying notes which are an integral part of the quarterly report.

10	International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2013 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI EAFE E-Mini Index Futures	181	USD	15,287,260	06/13	(155,671)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					(155,671)

*	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

Presentation of Portfolio Holdings — May 31, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Australia	$—	$28,406,790	$—	$28,406,790	7.4
Austria	—	4,918,531	—	4,918,531	1.3
Belgium	—	6,202,836	—	6,202,836	1.6
Cayman Islands	—	1,733,864	—	1,733,864	0.5
Denmark	—	10,936,852	—	10,936,852	2.8
Finland	—	7,836,949	—	7,836,949	2.0
France	—	34,901,305	—	34,901,305	9.0
Germany	—	33,770,084	—	33,770,084	8.7
Hong Kong	—	6,875,965	—	6,875,965	1.8
Italy	—	4,569,820	—	4,569,820	1.2
Japan	—	86,933,975	—	86,933,975	22.5
Netherlands	—	9,056,477	—	9,056,477	2.3
Norway	—	8,112,442	—	8,112,442	2.1
Singapore	—	4,434,989	—	4,434,989	1.2
Spain	—	11,840,318	—	11,840,318	3.1
Sweden	—	10,521,205	—	10,521,205	2.7
Switzerland	—	24,898,093	—	24,898,093	6.4
United Kingdom	—	68,333,454	—	68,333,454	17.7
Preferred Stocks	—	3,560,328	—	3,560,328	0.9
Short-Term Investments	4,757,513	11,239,491	—	15,997,004	4.2

Total Investments	4,757,513	379,083,768	—	383,841,281	99.4

Other Assets and Liabilities, Net					0.6

					100.0

Other Financial Instruments
Futures Contracts	(155,671)	—	—	(155,671)	(—	)*

Total Other Financial Instruments**	$(155,671)	$—	$—	$(155,671)

*	Less than 0.05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2013.

See accompanying notes which are an integral part of the quarterly report.

International Stock Selection Fund	11

SSgA

International Equity Funds

Notes to Quarterly Report — May 31, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2013. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Select Class shares of the Emerging Markets Fund, which were first offered on November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. As of May 31, 2013, the significant event tolerance was exceeded and the Funds were fair valued.

12	Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Notes to Quarterly Report	13

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2013 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

14	Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Federal Income Taxes

As of May 31, 2013, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets Fund	International Stock Selection Fund

Cost of Investments for Tax Purposes	$1,043,505,144	$323,707,149

Gross Tax Unrealized Appreciation	$426,220,037	$63,743,350
Gross Tax Unrealized Depreciation	(49,948,739)	(8,607,855)

Net Unrealized Appreciation (Depreciation)	$376,271,298	$55,135,495

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Notes to Quarterly Report	15

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended May 31, 2013 were as follows:

	Emerging Markets Fund		International Stock Selection Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts
Asset Derivative
Futures contracts*	$52,080	$—	$—
Foreign currency-related transactions	—	4,306,202	—

	$52,080	$4,306,202	$—

Liability Derivative
Futures contracts*	$767,210	$—	$155,671
Foreign currency-related transactions**	—	7,941,455	—

	$767,210	$7,941,455	$155,671

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.

**	Includes only forward foreign currency-related transactions.

For the period ended May 31, 2013, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Emerging Markets Fund	International Stock Selection Fund
November 30, 2013	7,897	—
February 28, 2013	419	100
May 31, 2013	1,241	181

For the period ended May 31, 2013, the Funds’ quarterly holdings of foreign currency exchange contracts were as follows:

	Outstanding Contract Amounts Sold
Quarter Ended	Emerging Markets Fund	International Stock Selection Fund
November 30, 2013	108,829,886	—
February 28, 2013	369,204,135	—
May 31, 2013	304,168,290	—

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are

16	Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

For the period ended May 31, 2013, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Funds	Strategies
SSgA Emerging Markets Fund	Hedging duration

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2013, the Emerging Markets Fund and International Stock Selection Fund had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Emerging Markets Fund	$894,358
International Stock Selection Fund	750,218

For the period ended May 31, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
SSgA International Stock Selection Fund	Exposing cash reserves to markets

Index Swaps

The Emerging Markets Fund may enter into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain

Notes to Quarterly Report	17

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

(loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund segregates certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of May 31, 2013, the Emerging Markets Fund held no swap contracts and therefore held no cash collateral in connection with swap contracts purchased (sold).

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Contractual Obligation/ Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

18	Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2013, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Emerging Markets Fund	$7,410,081	Pool of U.S. and Foreign Government Bonds
International Stock Selection Fund	$325,565	Pool of U.S. and Foreign Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of May 31, 2013, $4,757,613 of the Central Fund’s net assets represents investments by these Funds, and $11,919,268 represents the investments of other Investment Company Funds not presented herein.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds

Notes to Quarterly Report	19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2013 (Unaudited)

may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

20	Notes to Quarterly Report

SSgA

International Equity Funds

Shareholder Requests for Additional Information — May 31, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	21

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Funds

By:	/s/ Ellen M. Needham

Ellen M. Needham
President and
Principal Executive Officer

Date:	July 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	July 23, 2013

By:	/s/ Laura F. Dell

Laura F. Dell
Treasurer and
Principal Financial Officer

Date:	July 23, 2013